Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	CNH GLOBAL N V
Entity Central Index Key	0001024519
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	242,335,300
Common shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	30,469,263
Common shares B
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	211,866,037

Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net sales	$ 19,427	$ 18,059	$ 14,474
Finance and interest income	1,020	1,126	1,134
Total revenue	20,447	19,185	15,608
Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891
Selling, general and administrative	1,810	1,843	1,698
Research, development and engineering	652	526	451
Restructuring	2		16
Interest expense-other	653	752	718
Other, net	290	253	306
Total cost and expenses	18,995	18,034	15,192
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,452	1,151	416
Income tax provision	423	343	77
Equity in income of unconsolidated subsidiaries and affiliates:
Net income	1,133	924	438
Net loss attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	1,142	939	452
Earnings (loss) per share attributable to CNH Global N.V. common shareholders:
Basic	$ 4.68	$ 3.92	$ 1.9
Diluted	$ 4.68	$ 3.91	$ 1.89
Common shares B
Equity in income of unconsolidated subsidiaries and affiliates:
Net income attributable to CNH Global N.V.	991
Earnings (loss) per share attributable to CNH Global N.V. common shareholders:
Basic	$ 4.68
Diluted	$ 4.68
Basic and diluted earnings per share attributable to class B common shareholders	$ 4.68
Financial Services
Revenues:
Net sales
Finance and interest income	1,307	1,387	1,395
Total revenue	1,307	1,387	1,395
Costs and Expenses:
Cost of goods sold
Selling, general and administrative	275	401	455
Research, development and engineering
Restructuring
Interest expense-other	468	520	543
Other, net	118	113	115
Total cost and expenses	875	1,061	1,182
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	432	326	213
Income tax provision	144	113	65
Equity in income of unconsolidated subsidiaries and affiliates:
Equity in income of unconsolidated subsidiaries and affiliates	13	12	11
Net income	301	225	159
Net loss attributable to noncontrolling interests
Net income attributable to CNH Global N.V.	301	225	159
Equipment Operations
Revenues:
Net sales	19,427	18,059	14,474
Finance and interest income	148	172	154
Total revenue	19,575	18,231	14,628
Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891
Selling, general and administrative	1,535	1,442	1,243
Research, development and engineering	652	526	451
Restructuring	2		16
Interest expense-other	322	379	352
Other, net	172	140	191
Total cost and expenses	18,555	17,406	14,425
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,020	825	203
Income tax provision	279	230	12
Equity in income of unconsolidated subsidiaries and affiliates:
Equity in income of unconsolidated subsidiaries and affiliates	91	104	88
Net income	1,133	924	438
Net loss attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	1,142	939	452
Fiat Industrial subsidiaries
Costs and Expenses:
Interest expense	22	34
Fiat Industrial subsidiaries | Financial Services
Costs and Expenses:
Interest expense	14	27
Fiat Industrial subsidiaries | Equipment Operations
Costs and Expenses:
Interest expense	8	7
Flat subsidiaries
Costs and Expenses:
Interest expense			$ 112

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 1,133	$ 924	$ 438
Other comprehensive income (loss):
Translation adjustment	(122)	(390)	147
Unrealized gains (losses) on derivative instruments designated as cash flow hedges (net of tax provision (benefit) of $8 million, $(14) million and $0 million, respectively)	28	(51)	(3)
Unrealized gains (losses) on available for sale securities (net of tax provision (benefit) of $(1) million, $(2) million and $2 million, respectively)	(1)	(3)	5
Pension liability (net of tax provision (benefit) of $(3) million, $(20) million and $16 million, respectively)	(160)	(49)	7
Other comprehensive income (loss)	(255)	(493)	156
Total comprehensive income	878	431	594
Total comprehensive loss attributable to noncontrolling interests	(10)	(17)	(16)
Total comprehensive income attributable to CNH Global N.V.	$ 888	$ 448	$ 610

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Tax effect of deferred loss on derivative instruments designated as cash flow hedges	$ 8	$ (14)	$ 0
Tax effect of unrealized gain/(loss) on available for sale securities	(1)	(2)	2
Pension liability adjustment tax effect	$ (3)	$ (20)	$ 16

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 2,008	$ 2,055
Restricted cash	885	941
Accounts and notes receivable, net	9,514	8,811
Inventories, net	3,734	3,662
Deferred income taxes	659	645
Prepayments and other	560	1,013
Total current assets	21,592	21,243
Long-term receivables	6,654	5,680
Property, plant and equipment, net	2,220	1,936
Investments in unconsolidated subsidiaries and affiliates	345	506
Equipment on operating leases, net	767	666
Goodwill	2,416	2,413
Other intangible assets, net	653	671
Other assets	779	978
Total	35,426	34,093
Current Liabilities:
Current maturities of long-term debt	4,132	4,412
Current maturities of long-term debt-other	4,110	4,191
Short-term debt	3,797	4,072
Short-term debt-other	3,484	3,747
Accounts payable	2,821	2,952
Accrued liabilities	3,729	3,923
Total current liabilities	14,479	15,359
Long-term debt	10,134	8,626
Long-term debt-other	10,112	8,533
Pension, postretirement and other post employment benefits	1,826	1,713
Other liabilities	346	466
Redeemable Noncontrolling Interest	7	5
Equity:
Common shares, Euro 2.25 par value;	77	603
Paid-in capital	6,420	6,299
Treasury stock, 154,813 shares in 2012 and 2011, at cost	(8)	(8)
Retained earnings	315	1,597
Special reserve for Class B common shares	2,119
Accumulated other comprehensive loss	(884)	(630)
Noncontrolling interests	62	63
Total equity	8,634	7,924
Total	35,426	34,093
Common shares B
Equity:
Common shares, Euro 2.25 par value;	533
Special reserve for Class B common shares	2,119
Variable Interest Entity
Current Assets:
Restricted cash	881	899
Accounts and notes receivable, net	4,923	4,583
Long-term receivables	4,999	4,254
Equipment on operating leases, net	125	94
Total	10,928	9,830
Current Liabilities:
Current maturities of long-term debt-other	1,982	2,779
Short-term debt-other	3,013	2,302
Long-term debt-other	5,344	3,732
Total Liabilities	10,339	8,813
Fiat Industrial subsidiaries
Current Assets:
Deposits in Fiat Industrial subsidiaries' cash management pools	4,232	4,116
Current Liabilities:
Current maturities of long-term debt	22	221
Short-term debt	313	325
Long-term debt	$ 22	$ 93

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010	Dec. 31, 2012 Common shares B USD ($)	Dec. 31, 2012 Common shares B EUR (€)
Common stock, par value	€ 2.25	€ 2.25		$ 2.97	€ 2.25
Common stock, shares authorized	188,133,963	400,000,000		211,866,037	211,866,037
Common stock, shares issued	30,624,076	239,871,221	238,588,000	211,866,037	211,866,037
Treasury stock, shares	154,813	154,813

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 1,133	$ 924	$ 438
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	457	426	415
Deferred income tax expense (benefit)	(65)	126	(28)
Loss on debt extinguishment			22
Loss (gain) on sale (acquisition) of unconsolidated joint venture	35	(34)
Stock compensation expense	59	62	34
Undistributed income of unconsolidated subsidiaries	(27)	(57)	(79)
Changes in operating assets and liabilities:
Increase in accounts and notes receivable, net	(446)	(331)	(287)
(Increase) decrease in inventories, net	(140)	(849)	323
Increase in prepayments and other current assets	(71)	(198)	(355)
(Increase) decrease in other assets	149	(95)	21
Increase (decrease) in accounts payable	(147)	631	486
Increase in other accrued liabilities	321	521	647
Decrease in other liabilities	(66)	(75)	(207)
Other, net	(7)	(57)	(28)
Net cash provided by operating activities	1,185	994	1,402
Investing activities:
Acquisition of businesses, net of cash acquired	(1)	(64)	(10)
Additions to retail receivables	(6,361)	(5,582)	(6,662)
Collections of retail receivables	5,092	5,106	6,739
Proceeds from sale of assets	273	241	283
Proceeds from sale of businesses	63	21	32
Expenditures for property, plant and equipment	(556)	(408)	(301)
Expenditures for software	(50)	(38)	(29)
Expenditures for equipment on operating leases	(476)	(396)	(365)
(Increase) decrease in restricted cash	63	(32)	(219)
Deposits in Fiat Industrial subsidiaries' cash management pools	(57)	(2,419)
Withdrawals from Fiat subsidiaries' cash management pools			462
Other, net	8	21	24
Net cash used by investing activities	(2,002)	(3,550)	(46)
Financing activities:
Proceeds from issuance of long-term debt - other	5,723	2,477	3,297
Payment of long-term debt - other	(4,194)	(1,440)	(1,281)
Net increase (decrease) in short-term debt	(297)	297	691
Dividends paid	(261)	(1)
Other, net	54	2	1
Net cash provided by financing activities	804	1,069	946
Effect of foreign exchange rate changes on cash and cash equivalents	(34)	(76)	53
Increase (decrease) in cash and cash equivalents	(47)	(1,563)	2,355
Cash and cash equivalents, beginning of year	2,055	3,618	1,263
Cash and cash equivalents, end of year	2,008	2,055	3,618
Fiat Industrial subsidiaries
Financing activities:
Proceeds from issuance of long-term debt	19	3
Payment of long-term debt	(240)	(269)
Flat subsidiaries
Financing activities:
Proceeds from issuance of long-term debt			72
Payment of long-term debt			$ (1,834)

Consolidated Statements of Changes in Equity (USD $) In Millions	Total	Common shares	Paid-in Capital	Treasury Stock	Retained Earnings	Special Reserve for Class B Common Shares	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests		Redeemable Noncontrolling Interest	Common shares B
Balance at Dec. 31, 2009	$ 6,810	$ 595	$ 6,188	$ (8)	$ 210		$ (267)	$ 92
Adjustment to adopt new accounting guidance regarding consolidation of variable interest entities	(37)				(4)		(33)
Transfer redeemable noncontrolling interest out of permanent equity	(2)							(2)		2
Consolidation of formerly unconsolidated subsidiary			(4)					4
Net income	438				452			(17)	[1]	3
Net income, total	435
Other comprehensive income, net of tax	156						158	(2)
Stock compensation	35		35
Issuance of common shares	20	4	16
Dividend paid										(1)
Return of capital to parent company	(37)		(37)
Balance at Dec. 31, 2010	7,380	599	6,198	(8)	658		(142)	75		4
Consolidation of formerly unconsolidated subsidiary	10							10
Net income	924				939			(17)	[1]	2
Net income, total	922
Other comprehensive income, net of tax	(493)						(491)	(2)
Stock compensation	62		62
Issuance of common shares	31	4	27
Sale of unconsolidated subsidiary	11		11
Tax benefit for stock compensation and other	3		3
Dividend paid										(1)
Decrease in noncontrolling interest due to change in ownership	(2)		(2)				3	(3)
Balance at Dec. 31, 2011	7,924	603	6,299	(8)	1,597		(630)	63		5
Net income	1,133				1,142			(13)	[1]	4
Net income, total	1,129
Conversion of common shares into common shares B		(533)									533
Appropriation of retained earnings					(2,119)	2,119
Other comprehensive income, net of tax	(255)						(254)	(1)
Stock compensation	59		59
Issuance of common shares	68	7	61
Tax benefit for stock compensation and other	1		1
Dividend paid	(305)				(305)					(2)
Increase in noncontrolling interest due to change in ownership	(13)							(13)
Balance at Dec. 31, 2012	$ 8,634	$ 77	$ 6,420	$ (8)	$ 315	$ 2,119	$ (884)	$ 62		$ 7	$ 533

[1]	Net income attributable to nonredeemable noncontrolling interests excludes $2 million in 2011 and $3 million in 2010 related to the redeemable noncontrolling interest which is reported separately in the consolidated balance sheets.

Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes In Equity [Abstract]
Redeemable noncontrolling interest	$ 4	$ 2	$ 3

Nature of Operations	12 Months Ended
Dec. 31, 2012
Nature of Operations and Supplemental Information [Abstract]
Nature of Operations

Note 1: Nature of Operations

CNH Global N.V. (“CNH” or the “Company”) is incorporated in, and under the laws of, The Netherlands. CNH’s Equipment Operations manufacture, market and distribute a full line of agricultural and construction equipment and parts on a worldwide basis (see “Note 20: Segment and Geographical Information”). CNH’s Financial Services operation offers an array of financial products and services, including retail financing for the purchase or lease of new and used CNH and other manufacturers’ products and other retail financing programs and wholesale financing to dealers.

As of December 31, 2012, Fiat Industrial S.p.A. and its subsidiaries (“Fiat Industrial” or the “Fiat Industrial Group”) owned approximately 87% of CNH’s outstanding common shares (through their ownership of all of CNH’s common shares B), through Fiat Netherlands Holding N.V. (“Fiat Netherlands”).

On January 1, 2011, Fiat S.p.A. (“Fiat” and, together with its subsidiaries, the “Fiat Group”) effected a “demerger” under Article 2506 of the Italian Civil Code. Pursuant to the demerger, Fiat transferred its ownership interest in Fiat Netherlands to a new holding company, Fiat Industrial, including Fiat’s indirect ownership of CNH Global, as well as Fiat’s truck and commercial vehicles business (“Iveco”) and its industrial and marine powertrain business (“FPT Industrial”). Consequently, as of January 1, 2011, CNH Global became a subsidiary of Fiat Industrial. In connection with the demerger transaction, shareholders of Fiat received shares of capital stock of Fiat Industrial. Accordingly, effective as of January 1, 2011, Fiat Industrial owned approximately 89% of CNH’s outstanding common shares through its direct, wholly-owned subsidiary Fiat Netherlands.

On November 25, 2012, Fiat Industrial and CNH entered into a definitive merger agreement to combine the businesses of Fiat Industrial and CNH. The terms of the merger agreement provide that Fiat Industrial and CNH will each merge into a newly-formed company organized under the laws of the Netherlands (“NewCo”). In connection with the merger, Fiat Industrial shareholders will receive one NewCo share for each Fiat Industrial ordinary share and CNH shareholders will receive 3.828 NewCo shares for each CNH common share.

At the extraordinary meeting of shareholders held on December 17, 2012, the Company’s shareholders approved the following:

•

An amendment of the Company’s Articles of Association creating a separate class of shares (the “common shares B”) and conversion of all of the common shares held by Fiat Netherlands, representing approximately 87% of the Company’s entire issued and outstanding share capital, into common shares B.

•

A special dividend to shareholders in the amount of $10 per common share. As a result of the amendment to the Articles of Association, all of the common shares held by Fiat Netherlands were converted into common shares B. Accordingly, the cash payment of $10 per common share was only made to the Company’s shareholders other than Fiat Netherlands shareholders, as the holders of the Company’s regular common shares. The Company paid the dividend of approximately $305 million in December 2012. In addition, the Company’s shareholders approved an appropriation of retained earnings for $2.1 billion which represents $10 per common share B. Please see “Note 16: Shareholder’s Equity” for more information.

The merger agreement contains customary representations and warranties and the merger is subject to customary closing conditions, including a condition capping the exercise of withdrawal rights by Fiat Industrial shareholders and opposition rights by Fiat Industrial creditors, at €325 million in the aggregate. The merger is also subject to approval by the shareholders of each of Fiat Industrial and CNH. Fiat Industrial, as 87% shareholder of CNH, has agreed to vote all of its CNH shares in favor of the merger at the applicable CNH shareholders’ meeting. The merger is expected to close during the third quarter of 2013.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2: Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

CNH has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include CNH Global N.V. and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars and, unless otherwise indicated, all financial data set forth in these consolidated financial statements is expressed in U.S. dollars. The consolidated financial statements include the accounts of CNH’s subsidiaries in which CNH has a controlling financial interest, and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on CNH’s determination that it is the primary beneficiary of a variable interest entity (“VIE”). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

As of the beginning of 2010, the Company adopted new accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs. As a significant portion of the Company’s securitization trusts and facilities are no longer exempt from consolidation under the new guidance, the Company was required to consolidate the receivables and related liabilities. These securitizations qualify as collateral for secured borrowings. The receivables remain on the balance sheet and are included in “Accounts and notes receivable, net”. No gains or losses are recognized at the time of the securitization. For additional information, see “Note 3: Accounts and Notes Receivable” and “Note 9: Credit Facilities and Debt” in the accompanying consolidated financial statements.

Investments in unconsolidated subsidiaries and affiliates are accounted for using the equity method when CNH does not have a controlling interest, but exercises significant influence. Under this method, the investment is initially recorded at cost and is increased or decreased by CNH’s proportionate share of the entity’s respective net income or loss. Dividends received from these entities reduce the carrying value of the investments.

Certain reclassifications of amounts previously reported have been made to the consolidated financial statements in order to maintain consistency and comparability between periods presented.

Use of Estimates in the Preparation of Financial Statements

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the realizable value of property, plant and equipment, and goodwill and other intangibles; residual values of equipment on operating leases; allowance for credit losses; tax contingencies; liabilities for warranties; sales allowances; and assets and obligations related to employee benefits.

Revenue Recognition

Equipment Operations records sales of equipment and replacement parts when title and all risks of ownership have transferred to the independent dealer or other customer according to the terms of sale, generally upon shipment or delivery of goods. Dealers may not return equipment while the applicable dealer contract remains in place. Replacement parts may be returned on a limited basis. In the U.S. and Canada, if a dealer contract is terminated for any reason, CNH may be obligated to repurchase new equipment from the dealer.

For all sales, no significant uncertainty exists surrounding the purchaser’s obligation to pay for the equipment and replacement parts. CNH records appropriate allowance for credit losses and anticipated returns as necessary. Receivables are due upon the earlier of payment terms discussed below or sale to the retail customer. Fixed payment schedules exist for all sales to dealers, but payment terms vary by geographic market and product line. In connection with these payment terms, CNH offers wholesale financing to many of its dealers including “interest-free” financing for specified periods of time which also vary by geographic market and product line. Interest is charged to dealers after the completion of the “interest-free” period. In 2012, 2011 and 2010, “interest-free” periods averaged 2.4 months, 2.4 months, and 2.5 months, respectively, on 91%, 82%, and 84% of sales, respectively, for the agricultural equipment business. In 2012, 2011 and 2010, “interest-free” periods averaged 2.7 months, 2.6 months, and 2.9 months, respectively, on 73%, 67%, and 62% of sales, respectively, for the construction equipment business. Sales to dealers that do not qualify for an “interest-free” period are subject to payment terms of 30 days or less.

Shipping and other transportation costs are recorded in cost of sales.

Finance and interest income on retail and other notes receivables and finance leases is recorded using the effective yield method. Deferred costs on the origination of financing receivables are recognized as a reduction in finance revenue over the expected lives of the receivables using the effective yield method. Recognition of income on loans is suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs earlier. Interest accrual is resumed if the receivable becomes contractually current and collection doubts are removed. Previously suspended income is recognized at that time. The Company applies cash received on nonaccrual financing receivables to first reduce any unrecognized interest and then the recorded investment and any other fees. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Income from operating leases is recognized over the term of the lease on a straight-line basis.

Sales Allowances

CNH grants certain sales incentives to stimulate sales of its products to retail customers. The expense for such incentive programs is recorded as a deduction in arriving at the net sales amount at the time of the sale of the product to the dealer. The expense for new programs is accrued at the inception of the program. The amounts of incentives to be paid are estimated based upon historical data, estimated future market demand for products, field inventory levels, announced incentive programs, competitive pricing and interest rates, among other things.

Warranty Costs

At the time a sale of equipment or parts to a dealer is recognized, CNH records the estimated future warranty costs for the product, primarily basic warranty coverage. CNH determines its total warranty liability by applying historical claims rate experience to the estimated amount of equipment that has been sold and is still under warranty. Campaigns are formal post-production modification programs approved by management. The liabilities for such programs are recognized when approved, based on an estimate of the total cost of the program.

Advertising

CNH expenses advertising costs as incurred. Advertising expense totaled $160 million, $162 million, and $133 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Research and Development

Research and development costs are expensed as incurred.

Foreign Currency Translation

Certain of CNH’s non-U.S. subsidiaries and affiliates maintain their books and accounting records using local currency as the functional currency. Assets and liabilities of these non-U.S. subsidiaries are translated into U.S. dollars at period-end exchange rates, and net exchange gains or losses resulting from such translation are included in “Accumulated other comprehensive income (loss)” in the accompanying consolidated balance sheets. Income and expense accounts of these non-U.S. subsidiaries are translated at the average exchange rates for the period. Gains and losses from foreign currency transactions are included in net income in the period during which they arise. Net foreign currency transaction gains and losses are reflected in “Other, net” in the accompanying consolidated statements of operations. For the years ended December 31, 2012, 2011, and 2010, the Company recorded a net loss of $66 million, $61 million and $17 million, respectively. For the year ended December 31, 2012, the Company also reclassified a foreign currency translation gain of $52 million previously deferred in accumulated other comprehensive loss into net income as a result of the sale of an investment in a foreign entity. For additional information, see “Note 6: Investment in Unconsolidated Subsidiaries and Affiliates”.

Cash and Cash Equivalents

Cash equivalents are highly liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates fair value because of the short maturity of these investments.

Restricted Cash

Restricted cash includes principal and interest payments from retail notes, wholesale receivables and commercial revolving accounts receivable owned by the consolidated VIEs that are payable to the VIEs’ investors, and cash pledged as a credit enhancement to the same investors. These amounts are held by depository banks in order to comply with contractual agreements.

Cash Flow Information

All cash flows from the changes in trade accounts and notes receivable are classified as operating activities in the consolidated statements of cash flows as these receivables arise from sales to CNH’s customers. Cash flows from financing receivables that are related to sales to CNH’s dealers are also included in operating activities. CNH’s financing of receivables related to equipment sold by dealers is included in investing activities.

Cash payments for interest totaled $671 million, $800 million, and $838 million for the years ended December 31, 2012, 2011, and 2010, respectively.

CNH paid taxes of $469 million, $308 million, and $207 million in 2012, 2011, and 2010, respectively.

Deposits in Fiat Industrial Subsidiaries’ and Fiat Subsidiaries’ Cash Management Pools (“Deposits with Fiat Industrial or Fiat”)

CNH accesses funds deposited in these accounts on a daily basis and has the contractual right to withdraw these funds on demand and terminate these cash management arrangements. The carrying value of Deposits with Fiat Industrial and Fiat approximates fair value based on the short maturity of these investments. For additional information on Deposits with Fiat Industrial or Fiat, see “Note 21: Related Party Information.”

Receivables

Receivables are recorded at amortized cost, net of allowances for credit losses and deferred fees and costs.

Periodically, the Company sells or transfers retail notes, wholesale receivables and commercial revolving accounts receivable to funding facilities or in securitization transactions. In accordance with the accounting guidance regarding transfers of financial assets and the consolidation of VIEs, the majority of the retail notes, wholesale receivables and commercial revolving accounts receivable sold in securitizations do not qualify as sales and are recorded as secured borrowings with no gains or losses recognized at the time of securitization. Receivables associated with these securitization transactions and receivables that the Company has the ability and intent to hold for the foreseeable future are classified as held for investment. The substantial majority of our receivables, which include unrestricted receivables and restricted receivables for securitization investors, are classified as held for investment.

For those receivable securitizations that qualify as sales and are off-book, the Company retains interest-only strips, servicing rights and cash reserve accounts (collectively, “retained interests”), all of which are recorded at fair value. Changes in these fair values are recorded in other comprehensive income as an unrealized gain or loss on available-for-sale securities. With regards to other-than-temporary impairments (“OTTI”) of debt securities, any OTTI due to changes in the prepayment rate and the expected credit loss rate would be included in net income. An OTTI due to a change in the discount rates would be included in accumulated other comprehensive income.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. The cost of finished goods and work-in-progress includes the cost of raw materials, other direct costs and production overheads.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred. Depreciation is recorded on a straight-line basis over the estimated useful lives of the respective assets as follows:

Category	Lives
Buildings and improvements	10 — 40 years
Machinery and equipment	5 — 25 years
Other equipment	3 — 10 years

CNH evaluates the recoverability of the carrying amount of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If circumstances require a long-lived asset to be tested for possible impairment, CNH compares the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value.

Equipment on Operating Leases

Financial Services purchases leases and equipment from CNH dealers and other independent third parties that have leased equipment to retail customers under operating leases. Financial Services’ investment in operating leases is based on the purchase price paid for the equipment. Income from these operating leases is recognized over the term of the lease. The equipment is depreciated on a straight-line basis over the term of the lease to the estimated residual value at lease termination, which is estimated at the inception of the lease. Realization of the residual values is dependent on Financial Services’ future ability to re-market the equipment under then prevailing market conditions. Model changes and updates, as well as market strength and product acceptance, are monitored and adjustments are made to residual values in accordance with the significance of any such changes. Management believes that the estimated residual values are realizable. Expenditures for maintenance and repairs are the responsibility of the lessee.

Equipment returned to the Company upon termination of leases and held for subsequent sale or lease is recorded at the lower of net book value or estimated fair value of the equipment, less cost to sell, and is not depreciated.

Goodwill and Other Intangibles

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired. Goodwill and indefinite-lived intangible assets are reviewed for impairment at least annually. During 2012 and 2011, the Company performed its annual impairment review as of December 31 and concluded that there was no impairment in either year.

Other intangibles consist primarily of acquired dealer networks, trademarks, product drawings, patents, and software. Other intangibles with indefinite lives principally consist of acquired trademarks which have no legal, regulatory, contractual, competitive, economic, or other factor that limits their useful life. Intangible assets with an indefinite useful life are not amortized. Other intangible assets with definite lives are being amortized on a straight-line basis over 5 to 30 years.

Reference is made to “Note 8: Goodwill and Other Intangibles” for further information regarding goodwill and other intangible assets.

Income Taxes

The provision for income taxes is determined using the asset and liability method. CNH recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and tax contingencies estimated to be settled with taxing authorities within one year. A deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence.

Retirement Benefits

CNH sponsors numerous defined benefit and defined contribution pension plans, the assets of which are held in separate trustee-administered funds. The pension plans are funded by payments from CNH. The cost of providing defined benefit pension and other postretirement benefits is calculated based upon actuarial valuations. The liability for termination indemnities is accrued in accordance with labor legislation in each country where such benefits are required. CNH contributions to defined contribution plans are charged to income during the period of the employee’s service.

Derivatives

CNH’s policy is to enter into derivative transactions to manage exposures that arise in the normal course of business and not for trading or speculative purposes. CNH records derivative financial instruments in the consolidated balance sheets as either an asset or a liability measured at fair value. The fair value of CNH’s foreign exchange derivatives is based on quoted market exchange rates, adjusted for the respective interest rate differentials (premiums or discounts). The fair value of CNH’s interest rate derivatives is based on discounting expected cash flows, using market interest rates, over the remaining term of the instrument. Changes in the fair value of derivative financial instruments are recognized in current income unless specific hedge accounting criteria are met. For derivative financial instruments designated to hedge exposure to changes in the fair value of a recognized asset or liability, the gain or loss is recognized in income in the period of change together with the offsetting loss or gain on the related hedged item. For derivative financial instruments designated to hedge exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative financial instrument’s gain or loss is initially reported in other comprehensive income (loss) and is subsequently reclassified into income when the forecasted transaction affects income. The ineffective portion of the gain or loss is recorded in income immediately. For derivative financial instruments that are not designated as hedges but held as economic hedges, the gain or loss is recognized immediately in income.

For derivative financial instruments designated as hedges, CNH formally documents the hedging relationship to the hedged item and its risk management strategy for all derivatives designated as hedges. This includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities contained in the consolidated balance sheets and linking cash flow hedges to specific forecasted transactions or variability of cash flow. CNH assesses the effectiveness of its hedging instruments both at inception and on an ongoing basis. If a derivative is determined not to be highly effective as a hedge, or the underlying hedged transaction is no longer probable of occurring, or the derivative is terminated, the hedge accounting described above is discontinued and the derivative is marked to fair value and recorded in income through the remainder of its term.

Reference is made to “Note 15: Financial Instruments,” for further information regarding CNH’s use of derivative financial instruments.

Share-Based Compensation Plans

CNH recognizes all share-based compensation as an expense based on the fair value of each award on the grant date. CNH recognizes share-based compensation costs on a straight-line basis over the requisite service period for each separately vesting portion of an award.

Earnings Per Share

In 2012, the Company applied the two-class method for calculating and presenting earnings per share. The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock according to dividends declared (or accumulated) and participation rights in undistributed earnings. Under this method:

(a)

Income from continuing operations (“net income”) is reduced by the amount of dividends declared in the current period for each class of stock and by the contractual amount of dividends that must be paid for the current period.

(b)

The remaining earnings (“undistributed earnings”) are allocated to common shares and common shares B to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. The total earnings allocated to each security is determined by adding together the amount allocated for dividends and the amount allocated for a participation feature.

(c)

The total earnings allocated to each security is then divided by the number of outstanding shares of the security to which the earnings are allocated to determine the earnings per share for the security.

(d)	Basic and diluted earnings per share (“EPS”) data are presented for each class of common stock.

In applying the two-class method, the Company determined that undistributed earnings should be allocated equally on a per share basis between the common shares and the common shares B due to the aggregate participation rights of the securities.

Basic earnings per share is based on the weighted average number of shares outstanding during each period. Diluted earnings per share is based on the weighted average number of shares and dilutive share equivalents outstanding during each period. Unvested performance-based awards are considered outstanding and included in the computation of diluted earnings per share based on the number of shares that would vest if the end of the reporting period were the end of the contingency period.

New Accounting Pronouncements Adopted

Troubled debt restructuring

In April 2011, the Financial Accounting Standards Board (“FASB”) issued accounting guidance that clarifies a creditor’s determination of troubled debt restructurings. A troubled debt restructuring occurs when a creditor grants a concession it would not otherwise consider to a debtor that is experiencing financial difficulties. The guidance clarifies what would be considered a concession by the creditor and financial difficulties of the debtor. Certain disclosures are required for transactions that qualify as troubled debt restructurings. This new guidance was effective for the Company on January 1, 2011. The disclosures required by this guidance have been included in these notes to the consolidated financial statements. For further information see “Note 3: Accounts and Notes Receivable”.

Comprehensive income

In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 increases the prominence of other comprehensive income in financial statements. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The standard initially required that reclassification adjustments from other comprehensive income be measured and presented by income statement line item on the face of the statement of operations. In December 2011, however, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05.” This standard defers the requirement to present components of reclassifications of other comprehensive income on the face of the statement of operations. The Company adopted these standards by consecutively presenting the consolidated statements of operations and the consolidated statements of comprehensive income for the years ended December 31, 2012, 2011 and 2010.

Fair value

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies existing fair value measurement concepts and continues the convergence towards a uniform framework for applying fair value measurement principles. This standard requires additional disclosures for fair value measurements, primarily Level 3 measurements. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011 and is to be applied prospectively. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements or footnote disclosures.

New Accounting Pronouncements Not Yet Adopted

Accumulated other comprehensive income

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (ASU 2013-02”). ASU 2013-02 requires preparers to report information about reclassifications out of accumulated other comprehensive income. For significant items reclassified out of accumulated other comprehensive income to net income in their entirety in the same reporting period, reporting (either on the face of the statement where net income is presented or in the notes) is required about the effect of the reclassifications on the respective line items in the statement where net income is presented. For items that are not reclassified to net income in their entirety in the same reporting period, a cross reference to other disclosures currently required under US GAAP (e.g., pension amounts that are included in inventory) is required in the notes. The above information must be presented in one place (parenthetically on the face of the financial statements by income statement line item or in a note). Adoption of this standard is required in the Company’s 2013 consolidated financial statements and footnote disclosures and will not have a material impact.

Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2012
Accounts and Notes Receivable [Abstract]
Accounts and notes receivable

Note 3: Accounts and Notes Receivable

A summary of accounts and notes receivable included in the accompanying consolidated balance sheets at December 31, 2012 and 2011, is as follows:

	2012	2011
	(in millions)
Retail and other notes receivable and finance leases	$2,588	$2,283
Wholesale receivables	1,477	1,336
Restricted receivables	11,882	10,792
Other accounts and notes receivable	669	485

Gross receivables	16,616	14,896
Less:
Allowance for credit losses	(448)	(405)
Current portion	(9,514)	(8,811)

Total long-term receivables, net	$6,654	$5,680

CNH provides and administers financing for retail purchases of new and used equipment sold through its dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by CNH.

At December 31, 2012 and 2011, included in retail notes receivable are approximately $1.1 billion and $1.0 billion, respectively, of notes originated through a subsidized long-term loan program of the Brazilian development agency, Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”). The program provides subsidized funding to financial institutions to be loaned to customers to support the purchase of agricultural or construction machinery in accordance with the provisions of the program. Financial Services participates in the program as a lender.

In addition to participating directly in the BNDES program, CNH also originates retail receivables on behalf of other financial institutions participating in the BNDES program and continues to service these receivables on a fee for service basis. CNH has guaranteed this portfolio against all credit losses. At December 31, 2012 and 2011, the guaranteed portfolio balance was $195 million and $310 million, respectively, and was not included in the consolidated balance sheets.

The Brazilian government provided debt relief, which included deferral of payments and extensions of maturities, to certain qualifying farmers and borrowers under this program in the years 2005 through 2008. Since 2009, no mass debt relief programs were initiated. In most instances, the payments were due as scheduled or renegotiated, where applicable. CNH believes the series of debt relief actions impacted customers’ behavior and payment patterns. During the years ended December 31, 2012, 2011 and 2010, CNH increased the allowance for this portfolio by $25 million, $116 million and $139 million, respectively. These increases were based on various factors including the Company’s collection history subsequent to the Brazilian government’s mass debt relief initiative. Since this program ended, the Company has aggressively pursued the collection of these receivables, and will continue to do so. The changes in payment dates in prior years added significant uncertainty regarding the ultimate collection of this portfolio. While CNH believes that, based on the current BNDES program, the resolution of this matter will not have a material adverse effect on its financial position, it is possible that additional allowances could be required in future periods that could be material to the results of operations for such periods. Any future changes to the BNDES program could further impact CNH’s ability to collect amounts owed. At December 31, 2012 and 2011, total receivables greater than 60 days past due included in this program were $102 million and $157 million, respectively. These receivables have been placed on nonaccrual status. For the years ended December 31, 2012 and 2011, the Company had net write-offs of receivables of approximately $6 million and $300 million, respectively. At December 31, 2012 and 2011, the Company had $121 million and $104 million, respectively, in the allowance for credit losses related to this portfolio.

Wholesale receivables arise primarily from the sale of goods to dealers and distributors and, to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have “interest-free” periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the interest free period, Financial Services is compensated by Equipment Operations for the difference between market interest rates and the amount paid by the dealer. This interest is then eliminated in consolidation. After the expiration of any interest-free period, interest is charged to dealers on outstanding balances until CNH receives payment in full. The interest-free periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and based on the prime rate or LIBOR. CNH evaluates and assesses dealers on an ongoing basis as to their credit worthiness. CNH may be obligated to repurchase the dealer’s equipment upon cancellation or termination of the dealer’s contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2012, 2011 or 2010 relating to the termination of dealer contracts.

Maturities of long-term receivables as of December 31, 2012 are as follows:

Amount
(in millions)
2014	$2,275
2015	1,863
2016	1,380
2017	869
2018 and thereafter	267

Total long-term receivables, net	$6,654

It has been CNH’s experience that substantial portions of retail receivables are repaid or sold before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections. Wholesale, retail receivables and finance leases have significant concentrations of credit risk in the agricultural and construction business sectors, the majority of which are in North America. CNH typically retains, as collateral, a security interest in the equipment associated with wholesale and retail receivables.

Restricted Receivables and Securitizations

As part of its overall funding strategy, the Company periodically transfers certain receivables into VIEs that are special purpose entities (“SPEs”) as part of its asset-backed securitization programs.

SPEs utilized in the securitization programs differ from other entities included in the Company’s consolidated financial statements because the assets they hold are legally isolated from the Company’s assets. For bankruptcy analysis purposes, CNH has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs’ creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay CNH creditors until all obligations of the SPE have been fulfilled.

In addition, wholesale receivables originated in Europe are included in various factoring programs for the revolving sale to third party factors or included in the three-year committed securitization program.

The secured borrowings related to restricted securitized receivables are obligations that are payable as the receivables are collected. Repayments of the secured borrowings depend primarily on cash flows generated by the restricted assets. See “Note 9: Credit Facilities and Debt” for additional information.

The following table summarizes the restricted and off-book receivables and the related retained interests as of December 31, 2012 and 2011:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2012	2011	2012	2011	2012	2011
	(in millions)
North America retail note receivables	$6,397	$5,501	$47	$108	$9	$18
Australia retail note receivables	884	932	—	—	—	—
North America wholesale receivables	3,176	2,884	—	—	—	—
Europe wholesale receivables	1,291	1,193	—	2	—	—
Australia wholesale receivables	134	101	—	—	—	—
North America commercial revolving account receivables	—	181	—	—	—	—

Total	$11,882	$10,792	$47	$110	$9	$18

Retail Receivables Securitizations

Within the U.S. retail receivables securitization programs, qualifying retail receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs and, consequently, the Company has consolidated these retail trusts. In its role as servicer, CNH has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

During the years ended December 31, 2012 and 2011, CNH executed $3.8 billion and $3.5 billion in retail asset-backed transactions, respectively, in the U.S., Canada and Australia. The securities in these transactions are backed by agricultural and construction equipment retail receivable contracts and finance leases originated through CNH’s dealer network. At December 31, 2012, $6.3 billion of asset-backed securities issued to investors were outstanding with a weighted average remaining maturity between 23 and 39 months. At December 31, 2011, $5.7 billion of asset-backed securities issued to investors were outstanding with a weighted average remaining maturity between 25 and 37 months.

The Company may retain all or a portion of the subordinated interests in the SPEs. No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to CNH although CNH provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, CNH does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

CNH also has $2.4 billion in committed asset-backed facilities through which it may sell on a monthly basis retail receivables generated by Financial Services in the United States, Canada and Australia. CNH has utilized these facilities in the past to fund the origination of receivables and has later repurchased and resold the receivables in the term ABS markets or found alternative financing for the receivables. CNH believes that it is probable that it will continue to regularly utilize ABS markets. The U.S. and Canadian facilities had an original funding term of two years and are renewable in September 2014 and December 2014, respectively. To the extent these facilities are not renewed, they will be repaid according to the amortization of the underlying receivables.

Three private retail transactions totaling $47 million and $108 million were not included in the Company’s consolidated balance sheets as of December 31, 2012 and 2011, respectively.

Wholesale Receivables Securitizations

With regard to the wholesale receivable securitization programs, CNH sells eligible receivables on a revolving basis, to structured master trust facilities which are limited purpose, bankruptcy-remote SPEs. As of December 31, 2012, debt issued through the U.S. master trust facility consists of four facilities renewable at the discretion of the investors; $200 million renewable March 2013, $900 million renewable April 2013, $250 million renewable July 2013, and $200 million senior and related subordinate renewable November 2013.

The Canadian master trust facility consists of a C$586 million ($588 million) facility renewable December 2014 at the discretion of the investor.

The Australian master trust facility consists of a 364-day A$200 million ($208 million) facility renewable December 2013 at the discretion of the investor.

In August 2012, CNH Financial Services S.A.S. and CNH Capital UK Limited entered into a €400 million ($528 million) and £80 million ($106 million) revolving financing arrangement. The agreement allows for CNH Financial Services S.A.S. to assign directly to the facility all dealer receivables (current and future) for a period of three years with the ability to extend the facility for one or two consecutive periods of one year. The facility contains a minimum rate of over-collateralization which is in the form of subordinate notes.

The trusts and Europe’s revolving financing arrangement were determined to be VIEs and consequently, CNH has consolidated the wholesale receivables. The Company’s involvement with the securitizations includes servicing the wholesale receivables, retaining an undivided interest (“seller’s interest”) in the receivables and holding cash reserve accounts. The seller’s interest in the securitizations represents the Company’s undivided interest in the receivables transferred to the securitizations. CNH maintains cash reserve accounts at predetermined amounts to provide security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments on the securities. The investors and the securitizations have no recourse beyond CNH’s retained interests for failure of debtors to pay when due. CNH’s retained interests are subordinate to investors’ interests. Each of the facilities contains minimum payment rates thresholds which, if breached, could preclude the Company from selling additional receivables originated on a prospective basis.

CNH also utilizes various factoring programs for revolving sales to third party factors of wholesale receivables originated in Europe.

Commercial Revolving Account Securitizations

During 2011, the Company, through a trust, securitized originated commercial revolving accounts receivable. The committed asset-backed facility had an original two-year term which expired in October 2012, at which point all debt was paid in full.

Allowance for Credit Losses

The allowance for credit losses is the Company's estimate of probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables’ effective interest rate or the fair value of the collateral for collateral-dependent receivables.

The second component of the allowance for credit losses covers all receivables that have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

The Company’s allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which CNH develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail note and finance lease receivables. The wholesale segment includes wholesale financing to CNH dealers and the other portfolio includes the Company’s commercial revolving accounts and other miscellaneous receivables.

Further, the Company evaluates its portfolio segments by class of receivable: North America, EAME & CIS, Latin America and APAC. Typically, CNH’s finance receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

Allowance for credit losses activity for the years ended December 31, 2012 and 2011 is as follows, in millions:

	2012
	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$252	$142	$11	$405
Charge-offs	(115)	(13)	(8)	(136)
Recoveries	61	1	3	65
Provision	82	42	1	125
Foreign currency translation and other	(11)	(1)	1	(11)

Ending balance	$269	$171	$8	$448

Ending balance: individually evaluated for impairment	$42	$114	$—	$156

Ending balance: collectively evaluated for impairment	$227	$57	$8	$292

Receivables:
Ending balance	$9,869	$6,078	$669	$16,616

Ending balance: individually evaluated for impairment	$69	$828	$—	$897

Ending balance: collectively evaluated for impairment	$9,800	$5,250	$669	$15,719

	2011
	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$406	$174	$15	$595
Charge-offs	(351)	(82)	(13)	(446)
Recoveries	23	6	3	32
Provision	200	43	6	249
Foreign currency translation and other	(26)	1	—	(25)

Ending balance	$252	$142	$11	$405

Ending balance: individually evaluated for impairment	$70	$76	$—	$146

Ending balance: collectively evaluated for impairment	$182	$66	$11	$259

Receivables:
Ending balance	$8,716	$5,514	$666	$14,896

Ending balance: individually evaluated for impairment	$103	$735	$—	$838

Ending balance: collectively evaluated for impairment	$8,613	$4,779	$666	$14,058

	2012	2011	2010
Allowance for credit losses:
Beginning balance	$405	$595	$393
Charge-offs	(136)	(446)	(170)
Recoveries	65	32	10
Provision	125	249	288
Foreign currency translation and other	(11)	(25)	74

Ending balance	$448	$405	$595

Utilizing an internal credit scoring model which considers customers’ attributes, prior credit history and each retail transaction’s attributes, CNH assigns a credit quality rating to each customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the interest rate on the transaction. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers’ risk grades is as follows:

•	Titanium—Customers where CNH expects no collection risk or loss activity;

•	Platinum—Customers where CNH expects minimal, if any, collection risk or loss activity; and

•	Gold, Silver, Bronze—Customers are defined as those with the potential for collection risk or loss activity.

A breakdown of the retail portfolio by the customers’ risk grade at the time of origination as of December 31, 2012 and 2011 is as follows, in millions:

	2012	2011
Titanium	$4,471	$3,616
Platinum	2,860	2,839
Gold	1,576	1,363
Silver	575	441
Bronze	387	457

Total	$9,869	$8,716

As part of the on-going monitoring of the credit quality of the wholesale portfolio, CNH utilizes an internal credit scoring model that assigns a risk grade to each dealer. The scoring model considers the strength of dealers’ financial statements, payment history and audit performance. CNH updates its dealers’ ratings and considers the ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealers’ risk grades is as follows:

•	Grades A and B—Includes receivables of dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

•	Grade C—Includes receivables of dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on the basis of leverage or payment performance.

•	Grade D—Includes receivables of dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

A breakdown of the wholesale portfolio by its credit quality indicators as of December 31, 2012 and 2011 is as follows, in millions:

	2012	2011
A	$2,866	$2,348
B	1,890	1,683
C	663	697
D	659	786

Total	$6,078	$5,514

The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Given the uncertainty regarding the collection of the Brazilian retail agricultural receivables, CNH also monitors the credit risk specific to this portfolio. These receivables are monitored on a collective basis for impairment. The aging of receivables as of December 31, 2012 and 2011 is as follows:

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
	(in millions)
Retail
North America	$21	$5	$22	$48	$7,314	$7,362	$3
EAME & CIS	1	1	10	12	55	67	—
Latin America	3	2	92	97	1,297	1,394	—
APAC	1	2	2	5	1,041	1,046	1
Wholesale
North America	1	—	6	7	3,268	3,275	—
EAME & CIS	5	3	30	38	1,618	1,656	—
Latin America	1	1	3	5	734	739	—
APAC	7	4	36	47	361	408	17
Total
Retail	$26	$10	$126	$162	$9,707	$9,869	$4

Wholesale	$14	$8	$75	$97	$5,981	$6,078	$17

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
	(in millions)
Retail
North America	$25	$7	$32	$64	$6,192	$6,256	$3
EAME & CIS	2	1	21	24	121	145	—
Latin America	4	2	141	147	1,101	1,248	—
APAC	2	1	3	6	1,061	1,067	2
Wholesale
North America	2	2	5	9	2,873	2,882	1
EAME & CIS	5	3	32	40	1,566	1,606	—
Latin America	10	4	5	19	632	651	—
APAC	14	4	48	66	309	375	22
Total
Retail	$33	$11	$197	$241	$8,475	$8,716	$5

Wholesale	$31	$13	$90	$134	$5,380	$5,514	$23

Impaired receivables are receivables for which CNH has determined it will not collect all the principal and interest payments as per the terms of the contract. As of December 31, 2012 and 2011, CNH’s recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(in millions)
With no related allowance recorded
Retail
North America	$6	$6		$7	$7
EAME & CIS	—	—		—	—
Latin America	—	—		—	—
APAC	—	—		—	—
Wholesale
North America	—	—		—	—
EAME & CIS	157	157		87	87
Latin America	—	—		—	—
APAC	6	6		4	4
With an allowance recorded
Retail
North America	43	38	28	66	61	$43
EAME & CIS	16	16	11	23	23	21
Latin America	—	—	—	—	—	—
APAC	4	4	3	7	7	6
Wholesale
North America	64	63	12	60	58	13
EAME & CIS	455	455	52	491	491	37
Latin America	98	94	20	73	71	14
APAC	48	47	30	20	18	12
Total
Retail	$69	$64	$42	$103	$98	$70

Wholesale	$828	$822	$114	$735	$729	$76

For the years ended December 31, 2012 and 2011, the Company’s average recorded investment in impaired receivables individually evaluated for impairment (based on a thirteen month average) and the related interest income recognized is as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(in millions)
With no related allowance recorded
Retail
North America	$5	$—	$3	$—
EAME & CIS	—	—	—	—
Latin America	—	—	—	—
APAC	—	—	—	—
Wholesale
North America	—	—	—	—
EAME & CIS	165	—	89	—
Latin America	—	—	—	—
APAC	7	—	3	—
With an allowance recorded
Retail
North America	52	3	82	4
EAME & CIS	23	1	25	1
Latin America	—	—	—	—
APAC	4	—	8	1
Wholesale
North America	77	3	72	2
EAME & CIS	516	1	499	1
Latin America	93	8	77	6
APAC	57	1	21	1
Total
Retail	$84	$4	$118	$6

Wholesale	$915	$13	$761	$10

Recognition of interest income is generally suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended interest income is recognized at that time. The receivables on nonaccrual status as of December 31, 2012 and 2011 are as follows, in millions:

	2012			2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
North America	$29	$61	$90	$55	$55	$110
EAME & CIS	10	29	39	21	33	54
Latin America	95	1	96	143	—	143
APAC	1	20	21	2	14	16

Troubled Debt Restructurings

A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment periods and waving of interest and principal.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, CNH estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the receivable based on a credit review, the TDR classification is not removed from the receivable.

For the year ended December 31, 2012, the Company has approximately 1,100 retail and finance receivable contracts in North America, of which the pre-modification value was $40 million and the post-modification value was $38 million. The court has determined the concession in 609 of these cases. The pre-modification value of these contracts was $11 million and the post-modification value $10 million. For the year ended December 31, 2011, the Company had approximately 1,400 retail and finance receivable contracts in North America of which the pre-modification value was $34 million and the post-modification value was $32 million. The court has determined the concession in 627 of these cases. The pre-modification value of these contracts was $10 million and the post-modification value $9 million. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the twelve months ended December 31, 2012 and 2011.

For the year ended December 31, 2012, the Company has approximately $84 million in retail and finance lease contracts in Latin America classified as TDR’s. The concessions granted on these receivables are primarily skip payments and extensions of contract maturities. For the year ended December 31, 2012, the amount of these receivables that subsequently redefaulted was approximately $6 million. For the year ended December 31, 2011, the Company had approximately $73 million in retail and finance lease contracts in Latin America classified as TDR’s. The concessions granted on these receivables were primarily skip payments and extensions of contract maturities. For the year ended December 31, 2011, the amount of these receivables that subsequently re-defaulted was approximately $10 million.

As of December 31, 2012, the Company has 12 wholesale agreements with a pre- and post-modification balance of approximately $26 million and $12 million, respectively. As of December 31, 2011, the Company had six wholesale agreements with a pre- and post-modification balance of approximately $24 million and $22 million, respectively. The wholesale TDRs that subsequently redefaulted were immaterial for the years ended December 31, 2012 and 2011.

Historical loss and delinquency amounts for the Company’s managed receivables for 2012 and 2011 are as follows:

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
	(in millions)
2012
Type of receivable:
Retail and other notes and finance leases	$12,282	$237	$58
Wholesale	5,835	24	5

Total managed receivables	$18,117	$261	$63

Comprised of receivables:
Held in portfolio	$15,772
Serviced for Equipment Operations	91
Serviced for joint ventures	2,012
Serviced for others under BNDES program	195
Sold	47

Total managed receivables	$18,117

2011
Type of receivable:
Retail and other notes and finance leases	$11,874	$324	$339
Wholesale	5,215	45	44

Total managed receivables	$17,089	$369	$383

Comprised of receivables:
Held in portfolio	$14,636
Serviced for Equipment Operations	192
Serviced for joint ventures	1,841
Serviced for others under BNDES program	310
Sold	110

Total managed receivables	$17,089

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

Note 4: Inventories

Inventories as of December 31, 2012, and 2011 consist of the following:

	2012	2011
	(in millions)
Raw materials	$1,027	$1,129
Work-in-process	226	218
Finished goods	2,481	2,315

Total inventories	$3,734	$3,662

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 5: Property, Plant and Equipment

A summary of property, plant and equipment as of December 31, 2012, and 2011 is as follows:

	2012	2011
	(in millions)
Land, buildings and improvements	$1,144	$1,049
Machinery and equipment	3,117	2,903
Other equipment	487	399
Construction in progress	235	167

Gross property, plant and equipment	4,983	4,518
Accumulated depreciation	(2,763)	(2,582)

Net property, plant and equipment	$2,220	$1,936

Depreciation expense on the above property, plant and equipment totaled $266 million, $246 million, and $230 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Investments in Unconsolidated Subsidiaries and Affiliates	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Subsidiaries and Affiliates [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

Note 6: Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2012, and 2011 is as follows:

	2012	2011
	(in millions)
Equity method	$340	$501
Cost method	5	5

Total	$345	$506

A summary of the combined results of operations and financial position as reported by the investees that CNH accounts for using the equity method is as follows:

	For the Years Ended December 31,
	2012	2011	2010
	(in millions)
Net revenue	$1,856	$5,697	$4,374
Finance and interest income	63	67	62

Total revenue	$1,919	$5,764	$4,436

Gross profit	$388	$1,312	$1,022

Operating income	$311	$663	$577

Net income	$243	$320	$301

	As of December 31,
	2012	2011
	(in millions)
Current assets	$1,938	$5,658
Noncurrent assets	1,339	1,311

Total assets	$3,277	$6,969

Current liabilities	$1,347	$4,733
Noncurrent liabilities	1,116	749

Total liabilities	$2,463	$5,482

Total equity	$814	$1,487

The investees included in these tables for 2012, 2011 and 2010 are Al Ghazi Tractors Ltd. (43% ownership), Turk Traktor re Ziraat Makineteri A.S. (37% ownership), New Holland HFT Japan Inc. (50% ownership), CNH de Mexico S.A. de C.V. (50% ownership), Case Special Excavators N.V. (50% ownership), CNH Capital Europe S.A.S. (50% ownership), and CNH Servicios Comerciales, S.A. de C.V., SOFOM, E.N.R. (49% ownership). The tables for 2011 and 2010 also include Kobelco Construction Machinery Co. Ltd. (20% ownership). The carrying amount of CNH’s equity method investments approximates CNH’s share of the underlying equity in net assets.

Effective December 31, 2012 the initial term of CNH’s global alliance with Kobelco Construction Machinery Co., Ltd. (“KCM”) and Kobe Steel Ltd. (“KSL”) expired and the parties entered a new phase of non-exclusive licensing and supply agreements. As a result, CNH sold its 20% ownership interest in KCM to KSL and recognized a loss of approximately $35 million in 2012. The dispute regarding the amount to be paid by KSL to CNH is in the process of being resolved by binding arbitration pursuant to London Court of International Arbitration (“LCIA”) rules, as provided by the KCM Shareholders Agreement. CNH has received proceeds of $57 million related to this transaction and has recorded a receivable of $26 million from KSL for the final sales price which was held in escrow at December 31, 2012. CNH may incur additional loss in 2013 depending on the results of the arbitration. Please see “Note 14: Commitments and Contingencies” for additional information.

In March 2011, CNH acquired full ownership of L&T Case Equipment Private Ltd. (“L&T”), an unconsolidated joint venture established in 1999 with Larsen & Toubro Limited to manufacture and sell construction and building equipment in India. The new wholly owned company took the name Case New Holland Construction Equipment India Private Limited. The purchase price was $50 million. The acquisition resulted in an allocation of $35 million to goodwill, $32 million to net tangible assets, $30 million to intangible assets such as dealer network and acquired technology. A gain of $34 million related to this transaction as a result of revaluing CNH’s previously held 50% ownership interest is included in “Other, net” in the accompanying consolidated statement of operations. The process of valuing the assets and the intangibles acquired in connection with this acquisition was completed during the fourth quarter of 2011.

In May 2010, CNH sold its 50% interest in LBX Company LLC for $29 million. A gain of $6 million related to this transaction is included in “Other, net” in the accompanying consolidated statement of operations.

Equipment on Operating Leases	12 Months Ended
Dec. 31, 2012
Equipment on Operating Leases [Abstract]
Equipment on Operating Leases

Note 7: Equipment on Operating Leases

A summary of equipment on operating leases as of December 31, 2012, and 2011 is as follows:

	2012	2011
	(in millions)
Equipment on operating leases	$951	$854
Accumulated depreciation	(184)	(188)

Net equipment on operating leases	$767	$666

Depreciation expense totaled $126 million, $114 million, and $120 million for the years ended December 31, 2012, 2011, and 2010, respectively, and is included in “Other, net” in the accompanying consolidated statements of operations.

Lease payments owed to CNH for equipment under non-cancelable operating leases as of December 31, 2012, are as follows:

Amount
(in millions)
2013	$101
2014	62
2015	25
2016	10
2017	2

Total	$200

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangibles [Abstract]
Goodwill and Other Intangibles

Note 8: Goodwill and Other Intangibles

Changes in the carrying amount of goodwill, for the years ended December 31, 2012, and 2011 are as follows:

	Agricultural Equipment Segment	Construction Equipment Segment	Financial Services Segment	Total
	(in millions)
Balance at January 1, 2011	$1,666	$567	$152	$2,385
Acquisition	—	35	—	35
Impact of foreign exchange	(2)	(5)	—	(7)

Balance at December 31, 2011	1,664	597	152	2,413
Acquisition	—	—	—	—
Impact of foreign exchange	2	—	1	3

Balance at December 31, 2012	$1,666	$597	$153	$2,416

The increase of $35 million in 2011 to Construction Equipment goodwill is due to the acquisition of L&T Case Equipment Private Limited. Refer to “Note 6: Investments in Unconsolidated Subsidiaries and Affiliates” for additional information.

Goodwill and other indefinite-lived intangible assets are tested for impairment annually or more frequently if a triggering event occurs. In 2012 and 2011, CNH performed its annual impairment review as of December 31 and concluded that there were no impairments in either year.

CNH has identified three reporting units for the purpose of goodwill impairment testing: Agricultural Equipment, Construction Equipment, and Financial Services.

Impairment testing for goodwill is done at a reporting unit level using a two-step test. Under the first step of the goodwill impairment test, CNH’s estimate of the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and CNH must perform step two of the impairment test (measurement). Step two of the impairment test, when necessary, requires the identification and estimation of the fair value of the reporting unit’s individual assets, including intangible assets with definite and indefinite lives regardless of whether such intangible assets are currently recorded as an asset of the reporting unit, and liabilities in order to calculate the implied fair value of the reporting unit’s goodwill. Under step two, an impairment loss is recognized to the extent the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of goodwill.

The carrying values for each reporting unit include material allocations of the Company’s assets and liabilities and costs and expenses that are common to all of the reporting units. CNH believes that the basis for such allocations has been consistently applied and is reasonable.

CNH determines the fair value of its reporting units using multiple valuation methodologies, relying largely on an income approach but also incorporating value indicators from a market approach. Under the income approach, CNH calculates the fair value of a reporting unit based on the present value of estimated future cash flows. The income approach is dependent on several critical management assumptions, including estimates of future sales, gross margins, operating costs, income tax rates, terminal value growth rates, capital expenditures, changes in working capital requirements, and the weighted average cost of capital (discount rate). Discount rate assumptions include an assessment of the risk inherent in the future cash flows of the respective reporting units. Expected cash flows used under the income approach are developed in conjunction with CNH budgeting and forecasting process. Under the market approach, CNH estimates the fair value of the Agricultural and Construction Equipment reporting units using revenue and EBITDA multiples and estimates the fair value of the Financial Services reporting unit using book value and interest margin multiples. The multiples are derived from comparable publicly-traded companies with similar operating and investment characteristics as the respective reporting units. The guideline company method makes use of market price data of corporations whose stock is actively traded in a public, free and open market, either on an exchange or over-the counter basis. Although it is clear no two companies are entirely alike, the corporations selected as guideline companies must be engaged in the same, or a similar, line of business or be subject to similar financial and business risks, including the opportunity for growth.

As of December 31, 2012, the estimated fair value of the Agricultural Equipment and Financial Services reporting units, as well as indefinite-lived intangible assets, substantially exceeded the respective carrying values. The Construction Equipment reporting unit’s excess of fair value over carrying value was approximately 14%. This reporting unit is considered to be at higher risk of potential failure of step one of the impairment test in future reporting periods, due primarily to decline in market demand for construction equipment, particularly in emerging markets and Europe.

The sum of the fair values of CNH’s reporting units was in excess of CNH’s market capitalization. CNH believes that the difference between the fair value and market capitalization is reasonable (in the context of assessing whether any asset impairment exists) when market-based control premiums are taken into consideration.

As of December 31, 2012, and 2011, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		2012			2011
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Engineering Drawings	20	$377	$262	$115	$376	$245	$131
Dealer Networks	25	226	113	113	230	104	126
Software	5	478	369	109	436	333	103
Other	10 – 30	86	42	44	78	39	39

		1,167	786	381	1,120	721	399

Other intangible assets not subject to amortization:
Trademarks		272	—	272	272	—	272

Total other intangible assets		$1,439	$786	$653	$1,392	$721	$671

CNH recorded amortization expense of $65 million, $66 million, and $65 million during 2012, 2011, and 2010, respectively.

Based on the current amount of other intangible assets subject to amortization, the estimated annual amortization expense for each of the succeeding 5 years is expected to be as follows: $58 million in 2013; $50 million in 2014; $42 million in 2015, $35 million in 2016; and $30 million in 2017.

Credit Facilities and Debt	12 Months Ended
Dec. 31, 2012
Credit Facilities and Debt [Abstract]
Credit Facilities and Debt

Note 9: Credit Facilities and Debt

Credit Facilities

Lenders of committed credit facilities have the obligation to make advances up to the facility amount. These facilities generally provide for facility fees on the total commitment, whether used or unused. Lenders of uncommitted facilities have the right to terminate the agreement with prior notice to CNH.

The following table summarizes CNH’s credit facilities, borrowings thereunder and availability at December 31, 2012:

	Currency	Maturity(A)	Committed (C)/ Uncommitted (U)	Total Facility	Equipment Operations			Financial Services			Consolidated			Total Available	Guarantor
					Short- term	Current Maturities	Long- term	Short- term	Current Maturities	Long- term	Short- term	Current Maturities	Long- term
BNDES Financing
BNDES Subsidized Financing	BRL	Various from Jan-13 to Nov-20	C	$1,100	$—	$—	$—	$—	$313	$756	$—	$313	$756	$31	Fiat Ind.	(C)

Subtotal				1,100	—	—	—	—	313	756	—	313	756	31
Committed Asset-Backed Facilities
Retail Securitization(B)	USD	Sep-14	C	1,200	—	—	—	—	92	274	—	92	274	834
Retail Securitization(B)	CAD	Dec-14	C	502	—	—	—	—	65	258	—	65	258	179
Retail Securitization(B)	AUD	Mar-13	C	664	—	—	—	—	163	306	—	163	306	195
Wholesale VFN	USD	Various from Mar-13 through Nov-13	C	1550	—	—	—	1,550	—	—	1,550	—	—	—
Wholesale VFN	CAD	Dec-14	C	588	—	—	—	549	—	—	549	—	—	39
Wholesale VFN	AUD	Dec-13	C	208	—	—	—	134	—	—	134	—	—	74
Wholesale Securitization .	EUR	Aug-15	C	657	—	—	—	—		484	—		484	173
Operating Lease	USD	Dec-13	C	100	—	—	—	—	14	83	—	14	83	3

Subtotal				5,469	—	—	—	2,233	334	1,405	2,233	334	1,405	1,497
Other Third Party Facilities
Revolving Credit Facilities	USD	Various from Dec-2013 to Jul-2016	C	650	—	73	—	—	—		—	73		577
Various Credit Lines—Latin America	Multiple	Various from Jan-2013 to Dec-2017	C	363	—	183	159	—	—	—	—	183	159	21
Factoring Lines	Multiple	Various from Jan-2013 through Feb-2017	U	1,302	10	—	—	751	22	12	761	22	12	507
Credit Lines—Australia	AUD	Jan-13 and Sep-13	C	125	—	—	—	125	—	—	125	—	—	—	Fiat Ind.	(D)
Other Credit Lines	Multiple	Various from Jan-13 to Dec-13	U/C	89	33	—	—	—	—	—	33	—	—	56

Subtotal				2,529	43	256	159	876	22	12	919	278	171	1,161
Fiat Industrial Facilities
Credit Lines with Fiat Industrial	Multiple	Various from Jan-13 to Mar-17	U	1,955	7	—	—	203	7	3	210	7	3	1,735
Subtotal				1,955	7	—	—	203	7	3	210	7	3	1,735

Total Credit Facilities				$11,053	$50	$256	$159	$3,312	$676	$2,176	$3,362	$932	$2,335	$4,424

Amount above with or guaranteed by Fiat Industrial Subsidiaries				$2,847	$7	$—	$—	$265	$81	$759	$272	$81	$759	$1,735

(A)	Maturity Dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.
(B)	U.S., Australia and Canada Retail and Operating Lease financings are paid only as the underlying receivables are collected.
(C)

$830 million (1.7 billion Brazilian Reals) of total facility of $1.1 billion is guaranteed by Fiat Industrial. BNDES has increased the total facility amount for the period January 1, 2013 to June 30, 2013 by $293 million to $1.4 billion.

(D)	$62 million (60 million Australian dollars) of $125 million is guaranteed by Fiat Industrial.

BNDES Financing

Financial Services participates in the FINAME (Agência Especial de Financiamento Industrial) program sponsored by BNDES, a development agency of the government of Brazil. At December 31, 2012, the outstanding balance of credit facilities to Financial Services under the program was 2.2 billion Brazilian reals ($1.1 billion). The facility is partially guaranteed by Fiat Industrial in total amount of 1.7 billion Brazilian reals ($0.8 billion). Fiat Industrial is charging a guarantee fee of 0.0625% per annum on the average outstanding amount of such guaranteed amount. During 2005 through 2008, BNDES instituted mass debt relief plans providing a moratorium on payments due, an extension of the loan term, and additional advances under the program. For the 2005 through 2008 extensions, Financial Services received an equivalent extension of principal amounts due to BNDES. Repayment to BNDES under the credit facilities is proportionate to amounts due to Financial Services under the program loans. Additional advances are at the discretion of BNDES.

Committed Asset-backed Facilities

CNH has access to asset-backed facilities through which it may sell retail receivables generated by Financial Services in the United States, Australia and Canada. As these transactions do not meet the criteria for sale, the related debt is included in the accompanying consolidated balance sheets. CNH utilizes these facilities to fund the origination of receivables and, per the terms of these facilities, may later repurchase the receivables and either resell the receivables in the term ABS markets or utilize alternative financing for the receivables. Under these retail facilities, the maximum amount of proceeds that can be accessed at one time is $2.4 billion. Under these retail facilities, if the receivables sold are not repurchased by CNH, the related debt is paid only as the underlying receivables are collected. Such receivables have maturities not exceeding 7 years. Borrowings against these facilities accrue interest at prevailing money market rates plus program fees. Borrowings are obtained in U.S. dollars and certain other foreign currencies.

CNH finances its wholesale receivables portfolios in the U.S., Canada and Australia with the issuance of Variable Funding Notes (“VFN”) which are privately subscribed by certain banks or conduits. These notes accrue interest at prevailing money market rates plus program fees.

CNH has access to an asset-backed facility in the U.S. to finance up to $100 million of operating leases generated by U.S. customers. Borrowings against this facility accrue interest at prevailing money market rates plus a program fee.

CNH finances a portion of its wholesale receivables portfolios in Europe with a three-year committed securitization program, whose notes are subscribed by a bank-sponsored conduit. Cost of funds is represented by prevailing money market rates plus program fee.

Other Third Party Facilities

Borrowings under third-party credit facilities bear interest at the relevant domestic benchmark rates (such as LIBOR or EURIBOR) plus an applicable margin.

The applicable margin on third party debt depends upon:

•	the maturity of the facility/credit line;

•	the rating of short-term or long-term unsecured debt at the time the facility/credit line was negotiated;

•	the level of availability of credit lines for CNH in different jurisdictions; and

•	market conditions.

Fiat Industrial Facilities

At December 31, 2012, CNH had uncommitted credit facilities with various Fiat Industrial treasury subsidiaries with an outstanding amount of $220 million, with $1.7 billion of remaining availability.

The applicable margin for intersegment debt and debt with Fiat Industrial treasury subsidiaries is based on Fiat Industrial intercompany borrowing and lending rates applied to all of its affiliates. These rates are determined by Fiat Industrial based on its cost of funding for debt of different maturities. CNH believes that rates applied by Fiat Industrial to CNH’s related party debt were at least as favorable as alternative sources of funds CNH might have obtained from third parties. The weighted average interest rate of Fiat Industrial financing as of December 31, 2012 was 2.81%.

Short-Term Debt

A summary of short-term debt, as of December 31, 2012, and 2011 is as follows:

	2012			2011
	Equipment Operations	Financial Services	Consolidated	Equipment Operations	Financial Services	Consolidated
	(in millions)
Drawn under credit facilities	$50	$3,312	$3,362	$65	$3,612	$3,677
Short-term debt—Fiat Industrial subsidiaries	95	8	103	73	86	159
Short-term debt—other	216	116	332	6	230	236
Intersegment short-term debt	—	1,922	—	95	1,394	—

Total short-term debt	$361	$5,358	$3,797	$239	$5,322	$4,072

The weighted-average interest rate on consolidated short-term debt at December 31, 2012, and 2011 was 2.73% and 3.32%, respectively.

Long-Term Debt

A summary of long-term debt as of December 31, 2012 and 2011, including long-term drawings under credit lines, is as follows:

	2012			2011
	Equipment Operations	Financial Services	Consolidated	Equipment Operations	Financial Services	Consolidated
	(in millions)
Notes:
Payable in 2013, interest rate of 7.750% (*)	$999	$—	$999	$997	$—	$997
Payable in 2016, interest rate of 7.250% (*)	257	—	257	259	—	259
Payable in 2017, interest rate of 7.875% (*)	1,575	—	1,575	1,552	—	1,552
Payable in 2016, interest rate of 6.250%	—	500	500	—	500	500
Payable in 2015, interest rate of 3.875%	—	750	750	—	—	—
Notes with Fiat Industrial subsidiaries:
Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013	19	15	34	65	223	288
Credit Facilities:
Drawn amounts under credit facilities (excluding asset-backed facilities)	415	1,113	1,528	775	922	1,697
Asset-backed facilities, of which $334 million is due in 2013	—	1,739	1,739	—	606	606
Other Debt:
Asset-backed debt, of which $2,098 million is due in 2013	—	6,534	6,534	—	6,919	6,919
Other debt	108	242	350	8	212	220
Intersegment debt	554	554	—	598	599	—

Total long-term debt	3,927	11,447	14,266	4,254	9,981	13,038
Less-current maturities	(1,275)	(2,857)	(4,132)	(682)	(3,730)	(4,412)

Total long-term debt excluding current maturities	$2,652	$8,590	$10,134	$3,572	$6,251	$8,626

(*)	Includes unamortized discount and swap adjustments

In January 1996, Case Corp. (now CNH America LLC) issued $254 million 7.25% Senior Notes (the “7.250% Senior Notes”), due 2016.

In August 2009, Case New Holland Inc. issued $1.0 billion of debt securities at an annual fixed rate of 7.750% (the “7.750% Senior Notes”) due 2013.

In June 2010, Case New Holland Inc. issued $1.5 billion of debt securities at an annual fixed rate of 7.875% (the “7.875% Senior Notes”) due 2017.

Both the 7.750% Senior Notes and the 7.875% Senior Notes are fully and unconditionally guaranteed by CNH and certain of its direct and indirect subsidiaries.

The 7.750% Senior Notes and the 7.875% Senior Notes contain certain covenants that limit the ability of CNH and its restricted subsidiaries to, among other things, incur secured funded debt or enter into certain leaseback transactions; the ability of CNH non-guarantor restricted subsidiaries other than Case New Holland Inc. or any credit subsidiaries to incur additional funded debt and the ability of CNH, Case New Holland and CNH guarantor subsidiaries to consolidate, merge, convey, transfer or lease out properties and assets.

The 7.750% Senior Notes and the 7.875% Senior Notes are redeemable at Case New Holland Inc.’s option at any time at a price equal to 100% of the principal amount of the notes plus a make-whole premium defined in the respective indentures. The 7.250% Senior Notes are redeemable in whole or in part at any time at the option of CNH America LLC at a price equal to the greater of (i) 100% of the principal amount of the notes being redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the date of redemption on a semi-annual basis at the Treasury Rate (as defined in the notes) plus 20 basis points. Since 1999, the 7.250% Senior Notes have been fully guaranteed by CNH Global N.V.

In December 2010, CNH Global entered into a $300 million one-year revolving committed credit facility with a syndicated group of banks, 90% insured by the Export-Import Bank of the United States. The facility was available to support U.S. export sales and provided advances with repayment terms of up to 360 days. It was fully paid back in the course of 2012. In December 2012, CNH Global entered into a new $300 million one-year revolving committed credit facility with a syndicated group of banks, 90% insured by the Export-Import Bank of the United States. As in the case of the prior revolving facility, the new facility is available to support U.S. export sales and provides advances with repayment terms of up to 360 days. As of the end of 2012, the facility was utilized in the amount of $73 million.

In July 2011, CNH Capital LLC closed a $250 million, 5-year, unsecured committed credit facility. The facility includes a $150 million term loan which thereafter was fully drawn with a 5-year tenure, and a $100 million revolving credit facility that has remained fully available.

In November 2011, CNH Capital LLC issued $500 million of debt securities at an annual fixed rate of 6.250% (the “6.250% Notes”) due 2016. The 6.250% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In April 2012, CNH Capital LLC entered into a $250 million, 3-year, unsecured committed credit facility. The facility is fully available.

In October 2012, CNH Capital LLC issued $750 million of debt securities at an annual fixed rate of 3.875% (the “3.875% Notes”) due 2015. The 3.875% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In December 2012, CNH Argentina received the first advance of ARS 41 million ($8 million) under the ARS 145 million ($29 million), 5-year financing subsidized by the Argentinian Government program called “Programa de Financiamento Productivo del Bicentenario”. The agreement provides for subsequent advances to be disbursed in proportion to the development of the investment in the new plant in Cordoba. Each advance amortizes over a period not exceeding December 2017 and is secured by dealer receivables.

A summary of the minimum annual repayments of long-term debt as of December 31, 2012, for 2014 and thereafter is as follows:

	Equipment Operations	Financial Services	Consolidated
	(in millions)
2014	$130	$2,703	$2,833
2015	70	3,053	3,123
2016	299	1,826	2,125
2017	1,592	331	1,923
2018 and thereafter	7	123	130
Long-Term Intersegment	554	554	—

Total	$2,652	$8,590	$10,134

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 10: Income Taxes

The sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
	(in millions)
The Netherlands source	$14	$32	$17
Foreign sources	1,438	1,119	399

Income before taxes and equity in income of unconsolidated subsidiaries and affiliates	$1,452	$1,151	$416

The provision for income taxes for the years ended December 31, 2012, 2011, and 2010 consisted of the following:

	2012	2011	2010
	(in millions)
Current income taxes	$488	$217	$105
Deferred income taxes	(65)	126	(28)

Total income tax provision	$423	$343	$77

A reconciliation of CNH’s statutory and effective income tax rate for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Tax provision at the Netherlands statutory rate	25%	25%	26%
Foreign income taxed at different rates	7	9	15
Change in valuation allowance	—	(3)	(9)
Withholding taxes	2	3	6
Tax contingencies	3	(1)	(16)
Tax credits and incentives	(9)	(4)	(10)
Tax rate and legislative changes	—	1	6
Other	1	—	1

Total income tax provision	29%	30%	19%

During 2012, CNH reduced net tax contingencies by approximately $31 million as a result of the settlement of certain tax examinations. In addition, CNH released $45 million of valuation allowances on deferred tax assets in certain jurisdictions, where it was deemed more likely than not that the assets will be realized based on available evidence.

The components of net deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
	(in millions)
Deferred tax assets:
Pension, postretirement and post employment benefits	$491	$535
Marketing and sales incentive programs	355	317
Allowance for credit losses	146	128
Inventories	124	86
Warranty and campaigns	101	79
Accrued liabilities	344	318
Tax loss carry forwards	555	542
Less: Valuation allowances	(474)	(443)

Total deferred tax assets	$1,642	$1,562

Deferred tax liabilities:
Other intangible assets	190	197
Property, plant and equipment	355	340
Inventories	103	99
Other	84	54

Total deferred tax liabilities	732	690

Net deferred tax assets	$910	$872

Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2012 and 2011 as follows:

	2012	2011
	(in millions)
Current deferred tax asset	$659	$645
Other assets	447	542
Other accrued liabilities	(59)	(129)
Other liabilities	(137)	(186)

Net deferred tax asset	$910	$872

CNH has tax loss carry forwards in a number of tax jurisdictions. The years in which these tax losses expire are as follows: $3 million in 2013; $8 million in 2014; $2 million in 2015; $12 million in 2016; $22 million in 2017; $8 million in 2018; $69 million with expiration dates from 2019 through 2032. CNH also has tax loss carry forwards of approximately $1 billion with indefinite lives. Certain countries have a “change in ownership” rule that results in forfeiture of tax loss carry forwards. Due to the Fiat demerger, on January 1, 2011, CNH forfeited nearly $1 billion of tax loss carry forwards that were offset by full long-standing valuation allowances, principally relating to Germany.

CNH formerly participated in tax sharing agreements with other Fiat Group companies in the U.K. and Italy. These agreements allow tax losses generated in one company to offset the income of the other companies within the Fiat Group. Due to the Fiat demerger, CNH now participates in tax sharing agreements in the U.K. and Italy with companies in the Fiat Industrial Group. CNH derived $15 million, $61 million and $66 million for the years ended December 31, 2012, 2011 and 2010 of tax benefit from the tax sharing agreements.

A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2012	2011
	(in millions)
Balance, beginning of year	$305	$312
Additions based on tax positions related to the current year	72	36
Additions for tax positions of prior years	2	36
Reductions for tax positions of prior years	(81)	(53)
Reductions for tax positions as a result of lapse of statute	(3)	(25)
Settlements	(26)	(1)

Balance, end of year	$269	$305

The total amount of tax contingencies, if recognized, would affect the total income tax provision by $144 million and $117 million for 2012 and 2011, respectively.

The remaining tax contingencies included in the balance sheet at December 31, 2012 are principally related to tax positions for which there are offsetting tax receivables or tax contingencies related to timing items. Based on worldwide tax audits which are scheduled to close over the next twelve months, the Company expects to have decreases of approximately $146 million and increases of approximately $43 million to tax contingencies primarily related to transfer pricing. These changes in tax contingencies are not expected to have a material impact on the effective tax rate due to compensating adjustments to related tax receivables.

Included in the balance at December 31, 2012, are $5 million of tax positions for which the ultimate deductibility is highly certain, but for which there is uncertainty about the timing of such deductibility. The disallowance of a shorter deductibility period would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to tax contingencies as part of the income tax provision. During the years ended December 31, 2012, 2011 and 2010, the Company recognized approximately $(9) million, $(5) million and $(18) million in interest and penalties, respectively. The Company had approximately $41 million, $48 million and $55 million for the payment of interest and penalties accrued at December 31, 2012, 2011 and 2010, respectively.

In the third quarter of 2012, New Holland Fiat (India) Pvt. Ltd (NHFIPL) lost its Indian Supreme Court case regarding the amount of excise tax duty imposed on the valuation of motor vehicles for the period April 1998 through June 2001. See "Note 21: Related Party Information" for additional information.

On January 2, 2013, President Obama signed The American Taxpayer Relief Act of 2012 (H.R. 8) legislation which extended many of the tax provisions that expired in 2011 or 2012. For financial reporting purposes, the tax impact of this legislation is taken into account in the quarter in which the legislation is enacted by Congress and signed into law by the President. Since President Obama signed the bill on January 2, 2013, the financial reporting for these legislative changes will occur in the first quarter of 2013. Therefore, for 2012, no tax benefit will be recorded for the research and development tax credit and due to the expiration of certain Subpart F provisions in 2012, the expiration of the active financing income exception is reflected in the 2012 results. In the first quarter of 2013, the full 2012 research and development tax credit will be recorded as a discrete tax benefit item and the benefit of the 2012 active financing income exception will be recorded. The total tax impact to the first quarter of 2013 is estimated to be approximately $9 million.

In the first quarter of 2010, the U.S. Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively the “Health Care Acts”) were signed into law. The Health Care Acts contain a provision eliminating tax deductibility of retiree health care costs to the extent of federal subsidies received by plan sponsors that provide retiree prescription drug benefits equivalent to Medicare Part D coverage. However, the tax benefit related to the Medicare Part D subsidies would be extended until December 31, 2012. For all tax years ending after December 31, 2012 there would no longer be a tax benefit for the Medicare Part D subsidies. Therefore, the impact to the Company for the loss of this future tax benefit (after December 31, 2012) was an additional tax expense of $22 million recorded in 2010.

During 2012, certain jurisdictions enacted changes to their respective income tax legislation that have an impact on the Company. Effective on January 1, 2011, the Netherlands reduced its corporate income tax rate from 25.5% to 25%. In addition to changes in statutory tax rates, certain countries enacted legislation limiting the amount of loss carryforwards that can offset taxable income. During 2012, France announced the Amended Finance Act of 2013. Under the new provisions, the amount of losses that can be utilized in the current year would be limited to 50% of the current year taxable profits that exceed €1 million. During 2011, Law Decree n. 98/2011 which repealed the five-year carryforward rules and allows only 80% of the fiscal year’s taxable income to be offset by ordinary losses, was enacted by the Italian parliament. Therefore, an Italian company must pay IRES federal tax on at least 20% of its taxable income starting in 2011.

On July 17, 2012, the UK Finance Act 2012 received Royal Assent passing into law a number of tax measures including the tax rate reduction, controlled foreign corporation reform and the introduction of the “patent box” regime. The key measure is a phased-in 2% reduction to the corporate income tax rate. The reduction to 22% for the year beginning April 1, 2014 is expected to be included in the Finance Act 2013 and be substantively enacted in 2013. Pursuant to ASC 740-10-25-47, deferred taxes are required to be measured using the tax laws and rates that are fully enacted (rather than substantially enacted) as of the balance sheet date. The effect of changes in tax laws, including those with retroactive application, should be recorded in the financial reporting period that includes the enactment date with the entire tax effect of a change allocated to continuing operations. The deferred tax balances have been adjusted for the enacted 23% tax rate change. The U.K. budget was presented on December 5, 2012 and proposed a further reduction in the corporate income tax to 21% from April 2014.

The Company files income tax returns in various foreign jurisdictions, of which the U.S., Brazil, Australia, Canada, Switzerland and certain countries in the European Union represent the major tax jurisdictions. The Company is currently under tax examinations by various taxing authorities for years 2001 through 2011 that are anticipated to be completed by the end of 2014. During 2012, the Company settled various tax examinations and has made cash payments of approximately $26 million. Certain taxing authorities have proposed adjustments to the Company for certain tax positions and the Company is currently engaged in competent authority proceedings. The Company anticipates that it is reasonably possible to reach a settlement by the end of 2014. The potential tax deficiency assessment could result in cash payments in the range of $40 to $45 million. The Company has provided for tax contingencies and related competent authority recovery. The Company does not believe that the resolution of the competent authority proceedings will have a material adverse effect on the Company’s financial position or its results of operations.

The Company has not provided deferred taxes on $4.2 billion undistributed earnings of non-Netherlands’ subsidiaries at December 31, 2012, as the Company’s intention continues to be to indefinitely reinvest these earnings in non-Netherlands operations. In order to better align the Company’s global equity structure, Case New Holland Inc. distributed $2 billion to CNH Global N.V. in a non-recurring distribution on December 22, 2011. This distribution is subject to a 5% U.S. withholding tax, which resulted in a $32 million tax expense for 2011.

Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring [Abstract]
Restructuring

Note 11: Restructuring

No significant restructuring actions were taken in 2012 and 2011.

In 2010, the Company incurred restructuring expenses of $16 million primarily related to severance and other employee-related costs incurred due to personnel reduction actions being implemented under the 2009 plan.

Employee Benefit Plans and Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans and Postretirement Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits

Note 12: Employee Benefit Plans and Postretirement Benefits

CNH has defined benefit plans that cover certain employees in various jurisdictions. Benefits are generally based on years of service and, for most salaried employees, on final average compensation. CNH’s defined benefit pension plans in the U.S., U.K. and Canada are all closed to new entrants.

CNH has postretirement health and life insurance plans that cover certain U.S. and Canadian employees. CNH’s U.S. salaried and non-represented hourly employees and Canadian employees hired after January 1, 2001 and January 1, 2002, respectively, are not eligible for postretirement health and life insurance benefits under the CNH plans. These benefits may be subject to deductibles, co-payment provisions and other limitations, and CNH has reserved the right to change or terminate these benefits, subject to the provisions of any collective bargaining agreement.

Former parent companies of New Holland and Case retained certain accumulated pension benefit obligations and related assets and certain accumulated postretirement health and life insurance benefit obligations. Accordingly, as these remain the obligations of the former parent companies, the financial statements of CNH do not reflect any of these assets or liabilities. See “Note 14: Commitments and Contingencies” for a discussion of litigation related to certain obligations retained by former parent companies.

Obligations and Funded Status

The following summarizes data from CNH’s defined benefit pension plans and postretirement health and life insurance plans for the years ended December 31, 2012 and 2011:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
	(in millions)
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	$2,866	$2,807	$1,173	$1,156
Service cost	23	25	9	9
Interest cost	129	143	52	58
Plan participants’ contributions	2	2	6	6
Actuarial loss	242	90	39	23
Gross benefits paid	(188)	(190)	(80)	(79)
Plan amendments	12	—	—	—
Currency translation adjustments and other	58	(11)	4	—

Actuarial present value of benefit obligation at end of year	3,144	2,866	1,203	1,173

Change in plan assets:
Plan assets at fair value at beginning of year	2,135	2,071	81	74
Actual return on plan assets	204	124	12	16
Employer contributions	128	126	70	63
Plan participants’ contributions	2	2	6	6
Gross benefits paid	(188)	(190)	(80)	(79)
Currency translation adjustments and other	41	2	3	1

Plan assets at fair value at end of year	2,322	2,135	92	81

Funded status:	$(822)	$(731)	$(1,111)	$(1,092)

The Health Care Acts signed into law in 2010 impose an excise tax on U.S. health benefit plans when the aggregate value of employer-sponsored health insurance coverage for a plan participant exceeds a threshold amount beginning in 2018 (so-called “Cadillac Plans”). The tax is equal to 40 percent of the excess over the threshold. CNH expects to incur additional costs of $20 million, calculated on a present value basis, on its U.S. postretirement health insurance plans as a result of the excise tax. These costs have been included in the measurement of the CNH’s benefit obligations as of December 31, 2012 and 2011.

The net actuarial loss of $242 million in 2012 and $90 million in 2011 on pension benefits and $39 million in 2012 and $23 million in 2011 on other postretirement benefits were primarily due to lower discount rates.

Net amounts recognized in the consolidated balance sheets as of December 31, 2012 and 2011 consist of:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
	(in millions)
Non-current assets	$7	$6	$—	$—
Current liabilities	(39)	(36)	(75)	(80)
Non-current liabilities	(790)	(701)	(1,036)	(1,012)

Net liability recognized at end of year	$(822)	$(731)	$(1,111)	$(1,092)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2012 consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Unrecognized actuarial losses	$(988)	$(237)
Unrecognized prior service (cost) credit	(10)	34

Total	$(998)	$(203)

The following table summarizes CNH’s pension plans with accumulated benefit obligations in excess of plan assets:

	December 31,
	2012	2011
	(in millions)
Accumulated benefit obligation	$2,982	$2,720

Fair value of plan assets	$2,206	$2,021

The following table summarizes CNH’s pension plans with projected benefit obligations in excess of plan assets:

	December 31,
	2012	2011
	(in millions)
Projected benefit obligation	$3,035	$2,759

Fair value of plan assets	$2,206	$2,021

The total accumulated benefit obligation for all pension plans as of December 31, 2012 and 2011, was $3,091 million and $2,828 million, respectively. Total projected benefit obligations for unfunded pension plans were $493 million and $418 million as of December 31, 2012 and 2011, respectively.

Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH’s defined benefit pension plans and postretirement health and life insurance plans for the years ended December 31, 2012, 2011, and 2010:

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
	(in millions)
Service cost	$23	$25	$24	$9	$9	$9
Interest cost	129	143	144	52	58	60
Expected return on assets	(147)	(148)	(137)	(6)	(6)	(5)
Amortization of:
Prior service cost (credit)	3	2	2	(14)	(26)	(41)
Actuarial loss	69	62	66	20	21	15

Net periodic benefit cost	77	84	99	61	56	38
Curtailment and settlement loss (gain) and other	2	—	1	—	—	(1)

Net periodic benefit cost	$79	$84	$100	$61	$56	$37

Expense related to benefits for inactive employees totaled $80 million, $87 million, and $97 million for the years ended December 31, 2012, 2011, and 2010, respectively, and are included in “Other, net” in the accompanying consolidated statements of operations.

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations recognized in other comprehensive loss during 2012 consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Net periodic benefit cost recognized in net income	$(79)	$(61)
Other changes in plan assets and benefit obligations:
Net actuarial loss	(185)	(33)
Amortization of actuarial loss	69	20
Amortization of prior service cost (credit)	3	(14)
Prior service cost	(11)	—
Currency translation adjustments and other	(11)	(1)

Total recognized in other comprehensive loss	(135)	(28)

Total recognized	$(214)	$(89)

Pre-tax amounts expected to be amortized in 2013 from accumulated other comprehensive loss consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Actuarial losses	$76	$22
Prior service cost (credit)	2	(12)

Total	$78	$10

Assumptions

The following assumptions were utilized in determining the funded status as at December 31, 2012 and 2011, and the net periodic benefit cost of CNH’s defined benefit pension plans and other postretirement benefit plans for the years ended December 31, 2012, 2011, and 2010:

	2012		2011		2010
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Assumptions used to determine funded status at December 31:
Weighted-average discount rates	3.78%	3.80%	4.64%	4.57%
Rate of increase in future compensation	3.13%	3.50%	3.32%	3.50%
Assumptions used to determine expense for the years ended December 31:
Weighted-average discount rates	4.64%	4.57%	5.17%	5.18%	5.51%	5.26%
Rate of increase in future compensation	3.32%	3.50%	3.39%	3.50%	3.42%	3.50%
Weighted-average, long-term rates of return on plan assets	6.94%	7.25%	7.13%	7.50%	7.34%	7.75%

Assumed discount rates are used in measurements of pension and postretirement benefit obligations and interest cost components of net periodic cost. CNH selects its assumed discount rates based on the consideration of equivalent yields on high-quality fixed income investments at the measurement date.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars. The discount rates for the U.S., European, U.K. and Canadian obligations are based on a benefit cash flow-matching approach and represent the rates at which the Company’s benefit obligations could effectively be settled as of the Company’s measurement date, December 31. The benefit cash flow-matching approach involves analyzing CNH’s projected cash flows against a high quality bond yield curve, calculated using a wide population of AA-graded corporate bonds subject to minimum amounts outstanding and meeting other defined selection criteria. The discount rates for the Company’s remaining obligations are based on benchmark yield data of high-quality fixed income investments for which the timing and amounts of payments approximate the timing and amounts of projected benefit payments.

The expected long-term rate of return on plan assets reflects management’s expectations on long-term average rates of return on funds invested to provide for benefits included in the projected benefit obligations. The expected return is based on the outlook for inflation, fixed income returns and equity returns, while also considering asset allocation and investment strategy, premiums for active management to the extent asset classes are actively managed and plan expenses. Return patterns and correlations, consensus return forecasts and other relevant financial factors are analyzed to check for reasonability and appropriateness.

The assumed health care trend rate represents the rate at which health care costs are assumed to increase. Rates are determined based on company-specific experience, consultation with actuaries and outside consultants, and various trend factors including for the Company’s U.S. assumptions, general and health care sector-specific inflation projections from the United States Department of Health and Human Services Health Care Financing Administration. The initial trend is a short-term assumption based on recent experience and prevailing market conditions. The ultimate trend is a long-term assumption of health care cost inflation based on general inflation, incremental medical inflation, technology, new medicine, government cost shifting, utilization changes, an aging population and a changing mix of medical services.

As of December 31, 2012, the U.S. and Canada represented approximately 95% and 5%, respectively, of the total other postretirement benefit obligations. The following assumed health care trend rates were utilized in determining the funded status as of December 31, 2012 and 2011, and net periodic benefit cost of CNH’s postretirement health and life insurance plans for the years ended December 31, 2012, 2011, and 2010:

	2012		2011		2010
	U.S. Plans	Canadian Plan	U.S. Plans	Canadian Plan	U.S. Plans	Canadian Plan
Assumptions used to determine funded status at December 31:
Weighted-average, assumed initial healthcare cost trend rate	7.01%	7.50%	7.51%	8.00%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2017	2018	2017	2018
Assumptions used to determine expense for the years ended December 31:
Weighted-average, assumed initial healthcare cost trend rate	7.51%	8.00%	8.00%	8.50%	8.50%	9.00%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2017	2018	2017	2018	2017	2018

A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2012 net postretirement benefit expense	$7	$(5)
Total increase/(decrease) in accumulated postretirement benefit obligation as of December 31, 2012	$152	$(115)

Plan Assets

The investment strategy followed by CNH varies by country depending on the circumstances of the underlying plan. Typically, less mature plan benefit obligations are funded by using more equity securities as they are expected to achieve long-term growth while exceeding inflation. More mature plan benefit obligations are funded using more fixed income securities as they are expected to produce current income with limited volatility. Risk management practices include the use of multiple asset classes and investment managers within each asset class for diversification purposes. Specific guidelines for each asset class and investment manager are implemented and monitored.

Weighted average target asset allocation for all plans for 2012 are as follows:

All Plans
Asset category:
Equity securities	33%
Debt securities	52%
Cash/Other	15%

CNH determines the fair value of plan assets using observable market data obtained from independent sources when available. CNH classifies its plan assets according to the fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2012:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$139	$139	$—	$—
U.S. equities—Mid cap	45	45	—	—
U.S. equities—Small cap	67	67	—	—
Non-U.S. equities	26	26	—	—

Total equity securities	277	277	—	—

Fixed income securities:
U.S. government bonds	248	247	1	—
U.S. corporate bonds	251	—	251	—
Non-U.S. government bonds	409	25	384	—
Non-U.S. corporate bonds	81	—	81	—
Mortgage backed securities	7	—	7	—
Other fixed income	21	—	21	—

Total fixed income securities	1,017	272	745	—

Other types of investments:
Mutual funds(A)	716	—	716	—
Investment funds(B)	350	—	350	—
Insurance contracts	25	—	—	25
Derivatives:
Credit default swaps—Assets	1	—	1	—

Credit default swaps—net value	1	—	1	—
Total other types of investments	1,092	—	1,067	25

Cash:	28	2	26	—

Total	$2,414	$551	$1,838	$25

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2012:

Insurance Contracts
Balance at December 31, 2011	$27
Actual return on plan assets relating to assets still held at reporting date	1
Purchases	3
Settlements	(5)
Currency impact	(1)

Balance at December 31, 2012	$25

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2011:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$119	$119	$—	$—
U.S. equities—Mid cap	45	45	—	—
U.S. equities—Small cap	58	58	—	—
Non-U.S. equities—Large cap	10	10	—	—

Total equity securities	232	232	—	—

Fixed income securities:
U.S. government bonds	246	229	17	—
U.S. corporate bonds	267	—	267	—
Non-U.S. government bonds	301	25	276	—
Non-U.S. corporate bonds	52	—	52	—
Mortgage backed securities	7	—	7	—
Other fixed income	2	—	2	—

Total fixed income securities	875	254	621	—

Other types of investments:
Mutual funds(A)	704	—	704	—
Investment funds(B)	336	—	336	—
Insurance contracts	27	—	—	27
Derivatives:
Credit default swaps—Assets	5	—	5	—
Credit default swaps—Liabilities	(6)	—	(6)	—

Credit default swaps—net value	(1)	—	(1)	—
Total other types of investments	1,066	—	1,039	27

Cash:	43	3	40	—

Total	$2,216	$489	$1,700	$27

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2011:

Insurance Contracts
Balance at December 31, 2010	$16
Purchases, issuances and settlements	12
Transfers out of Level 3	(1)

Balance at December 31, 2011	$27

Contributions

CNH’s funding policy is to contribute assets to the plans equal to the amounts necessary to, at a minimum, satisfy the funding requirements as prescribed by the laws and regulations of each country.

During 2012, CNH made a discretionary contribution to its U.S. defined benefit pension plan trust of $70 million. CNH currently estimates that discretionary contributions to its U.S. defined benefit pension plans will be up to $70 million in 2013. During 2012, CNH contributed $58 million to its non-U.S. defined benefit plans and expects to make contributions in 2013 of approximately $62 million to such plans.

During 2011, CNH made a discretionary contribution to its U.S. defined benefit pension plan trust of $70 million. During 2011, CNH contributed $55 million to its non-U.S. defined benefit plans.

During 2012 and 2011, CNH did not make any voluntary contributions to its postretirement benefit plans; however, CNH made benefit payments of $70 million and $63 million during 2012 and 2011, respectively. CNH expects that cash requirements for other postretirement employee benefit costs will be approximately $77 million in 2013.

The following summarizes cash flows related to total benefits expected to be paid from the plans or from Company assets, as well as expected Medicare Part D subsidy receipts:

	Pension Benefits	Other Postretirement Benefits	Medicare Part D Reimbursement
	(in millions)
Employer contributions:
2013 (expected)	$133	$80	N/A

Expected benefit payments/(reimbursements):
2013	$195	$90	$(2)
2014	190	92	(2)
2015	192	93	(3)
2016	189	93	(3)
2017	192	92	(3)
2018 – 2022	973	415	(20)

Total	$1,931	$875	$(33)

Defined Contribution Plans

CNH provides defined contribution plans for its U.S. salaried employees, its U.S. non-represented hourly employees and for its represented hourly employees covered by collective bargaining agreements. During the years ended December 31, 2012, 2011, and 2010, CNH recorded expense of $42 million, $39 million, and $33 million, respectively, for its defined contribution plans.

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities

Note 13: Accrued Liabilities

A summary of other accrued liabilities as of December 31, 2012 and 2011 is as follows:

	2012	2011
	(in millions)
Marketing and sales incentive programs	$1,137	$1,028
Value-added taxes and other taxes payable	586	974
Warranty and campaigns	474	404
Accrued payroll	316	311
Legal reserves	210	229
Accrued income tax liability	125	140
Deferred income	171	143
Accrued interest	82	77
Defined benefit and other retirement plan obligations	139	141
Current deferred tax liability	59	129
Customer advances	80	83
Other	350	264

Total accrued liabilities	$3,729	$3,923

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 14: Commitments and Contingencies

CNH and its subsidiaries are party to various legal proceedings in the ordinary course of business, including product liability, product warranty, environmental, asbestos, dealer disputes, disputes with suppliers and service providers, workers compensation, patent infringement, and customer and employment matters. Although the ultimate outcome of legal matters pending against CNH and its subsidiaries cannot be predicted, the Company believes the reasonable possible range of losses for these unresolved legal actions in addition to the amounts accrued would not have a material effect on its financial statements.

Environmental

Pursuant to the U.S. Comprehensive Environmental Response, Compensation and Liability Act of 1980 (“CERCLA”), which imposes strict and, under certain circumstances, joint and several liability for remediation and liability for natural resource damages, and other federal and state laws that impose similar liabilities, CNH has received inquiries for information or notices of its potential liability regarding 53 non-owned sites at which regulated materials allegedly generated by us were released or disposed (“Waste Sites”). Of the Waste Sites, 18 are on the National Priority List (“NPL”) promulgated pursuant to CERCLA. For 48 of the Waste Sites, the monetary amount or extent of the Company’s liability has either been resolved; it has not been named as a potentially responsible party (“PRP”); or its liability is likely de minimis.

In September, 2004, the United States Environmental Protection Agency ( EPA”) proposed listing the Parkview Well Site in Grand Island, Nebraska on the NPL. Within its proposal the EPA discussed two alleged alternatives, one of which identified historical on-site activities that occurred during prior ownership at CNH America’s Grand Island manufacturing plant property as a possible contributing source of area groundwater contamination. CNH America filed comments on the proposed listing which reflected its opinion that the data does not support the EPA’s reliance on the Grand Island facility as a potential basis for listing. In April, 2006, the EPA finalized the listing. After subsequent remedial investigations were completed by the EPA and the Company in 2006, the EPA advised that it will proceed with a remediation funded by the Federal Superfund without further participation by CNH. The U.S. EPA continues to search for PRPs other than CNH. In December, 2004, a toxic tort suit was filed by area residents against CNH, certain of its subsidiaries including CNH America, and prior owners of the property. While the outcome of this proceeding is uncertain, CNH believes that it has strong legal and factual defenses, and will vigorously defend this lawsuit.

Because estimates of remediation costs are subject to revision as more information becomes available about the extent and cost of remediation and because settlement agreements can be reopened under certain circumstances, the Company’s potential liability for remediation costs associated with the 53 Waste Sites could change. Moreover, because liability under CERCLA and similar laws can be joint and several, CNH could be required to pay amounts in excess of its pro rata share of remediation costs. However, when appropriate, the financial strength of other PRPs has been considered in the determination of the Company’s potential liability. CNH believes that the costs associated with the Waste Sites will not have a material effect on the Company’s business, financial position or results of operations.

The Company is conducting environmental investigatory or remedial activities at certain properties that are currently or were formerly owned and/or operated or which are being decommissioned. The Company believes that the outcome of these activities will not have a material adverse effect on its business, financial position or results of operations.

The actual costs for environmental matters could differ materially from those costs currently anticipated due to the nature of historical handling and disposal of hazardous substances typical of manufacturing and related operations, the discovery of currently unknown conditions, and as a result of more aggressive enforcement by regulatory authorities and changes in existing laws and regulations. As in the past, CNH plans to continue funding its costs of environmental compliance from operating cash flows.

Based upon information currently available, the Company estimates potential environmental liabilities including remediation, decommissioning, restoration, monitoring, and other closure costs associated with current or formerly owned or operated facilities, the Waste Sites, and other claims to be in the range of $28 million to $80 million. Investigation, analysis and remediation of environmental sites is a time consuming activity. The Company expects such costs to be incurred and claims to be resolved over an extended period of time which could exceed 30 years for some sites. As of December 31, 2012 and 2011, environmental reserves of approximately $45 million and $46 million, respectively, were established to address these specific estimated potential liabilities. Such reserves are undiscounted and do not include anticipated recoveries, if any, from insurance companies.

Product Liability

Product liability claims against CNH arise from time to time in the ordinary course of business. There is an inherent uncertainty as to the eventual resolution of unsettled claims. However, in the opinion of management, any losses with respect to these existing claims will not have a material adverse effect on CNH’s financial position or its results of operations. Product liability expense is recorded in the consolidated statements of operations in the line “Other, net.”

Other Litigation

Cheron: In connection with a logistics Services Agreement among CNH Global N.V., PGN Logistics Ltd. (“PGN”) and certain affiliated companies, PGN entered into a subcontract with Transport Cheron N.V. (“Cheron”). The subcontract was signed by Cheron and by PGN purportedly “in the name and on behalf of” CNH Global N.V. (“CNH Global”). CNH Global contends that it is not a party to the subcontract and that PGN was not authorized to sign the subcontract on its behalf. In early 2005 and as a result of the termination of the Services Agreement Cheron filed suit in the District Court in Haarlem, the Netherlands against both PGN and CNH Global for breach of the subcontract and for preliminary relief. In March 2005 the district court issued an order requiring CNH Global to pay €1.5 million ($2.4 million) to Cheron as a preliminary payment of lost profit damages. CNH Global appealed this decision to the Court of Appeals in Amsterdam, and, on November 24, 2005, the Court of Appeals rendered its decision in effect holding that liability had not been demonstrated with a degree of certainty sufficient to warrant a preliminary award of damages. At that point, the matter returned to the district court for a determination of liability.

On September 24, 2008, the district court issued its interim award with respect to liability. The district court held that CNH Global is liable under the subcontract for damages that Cheron suffered as a result of the alleged breach of the subcontract. Cheron and CNH reached a settlement of this matter on December 20, 2012. Cheron waived and released all claims against CNH in consideration for a settlement payment, which was made on January 11, 2013.

Ligon: On February 5, 2009, a lawsuit was filed by Ligon Capital LLC and HTI LLC (a former CNH supplier) against CNH America LLC. Plaintiffs allege fraudulent suppression and breach of contract resulting from termination of HTI as a CNH supplier in June 2008. Ligon and HTI claim that CNH defrauded them by failing to disclose plans to source from other suppliers and induced Ligon to purchase and process unique components to fulfill CNH’s forecasted hydraulic cylinder orders. The case was tried in Birmingham, AL in December 2011. At trial, plaintiffs sought $9.5 million in compensatory damages consisting of unpurchased inventory, capital improvements, expedited freight charges and overtime allegedly incurred to meet CNH’s forecasted orders, and lost profits. Plaintiffs also sought punitive damages of $25 million. CNH argued at trial that, in the absence of an express contract, it had no duty to disclose its plans to source from other suppliers and any reliance upon forecasted orders (as opposed to firm orders) was unreasonable, because forecasted orders were subject to modification and cancellation. CNH also disputed the amount of alleged damages as being overstated and vigorously defended the case before and during trial. On December 16, 2011, the jury returned its verdict, finding for CNH on the breach of contract claim and for plaintiffs on the fraudulent suppression claim. The jury awarded plaintiffs $3.8 million in compensatory damages and $7.6 million in punitive damages. In May 2012, the trial court denied CNH’s motion for post-trial relief. CNH has filed an appeal with the Alabama Supreme Court and submitted its brief in November 2012. Management has considered relevant facts in connection with this matter and has established what it believes to be a reasonable accrual.

Kobelco Constuction Machinery Co., Ltd.: Effective as of December 31, 2012, the initial phase of the global construction equipment alliance between CNH, on the one hand, and KCM and KSL, on the other hand, terminated. In connection with the termination of the initial phase of the global alliance, CNH is required to sell to KSL and KSL is required to repurchase from CNH its 20% ownership interest in KCM (the “KCM Interest”). In connection with the required repurchase, a dispute has arisen with respect to the price to be paid by KSL to CNH in consideration for the KCM Interest under the Shareholders’ Agreement, dated December 9, 2001 (the “KCM Shareholders Agreement”), by and between CNH, KSL, and New Holland Italia S.p.A. Despite the dispute regarding the amount to be paid by KSL to CNH in consideration for the 20% interest in KCM, KSL and CNH agreed to enter into an escrow agreement (the “Escrow Agreement”), with Citibank N.A., as escrow agent, to facilitate a sale of the 20% ownership interest by December 31, 2012. Pursuant to the Escrow Agreement CNH delivered to Citibank, as escrow agent, the share certificates representing CNH’s 20% ownership interest in KCM as well as resignation letters signed by CNH’s representatives to the KCM Board (the “CNH Documents”). KSL transferred to Citibank, as escrow agent, approximately $83 million (the “CNH Price”); such amount being the amount calculated by CNH as the consideration to be paid by KSL for the 20% interest in KCM. On December 31, 2012 Citibank delivered to KSL the CNH Documents. At the same time, Citibank transferred to CNH approximately $57 million (the “KSL Price”); such amount being the amount calculated by KSL as the consideration to be paid by KSL for the 20% interest in KCM. Pursuant to the Escrow Agreement Citibank is to hold in escrow the difference between the CNH Price and the KSL Price and to distribute such funds pursuant to the terms of the arbitration award (or as jointly directed by CNH and KSL). While the arbitration is in its early stages, Management has considered the relevant facts in connection with this matter and believes that it is probable that CNH will ultimately prevail and obtain the remaining escrow funds. Therefore, the Company has recognized a $26 million receivable which is included in “Prepayments and Other” on the consolidated balance sheet as of December 31, 2012.

CNH records litigation expense in the consolidated statements of operations in the line “Other, net.”

Commitments

Minimum rental commitments at December 31, 2012, under non-cancelable operating leases with lease terms in excess of one year are as follows:

Amount
(in millions)
2013	$45
2014	31
2015	34
2016	24
2017	22
2018 and beyond	52

Total minimum rental commitments	$208

Total rental expense for all operating leases was $36 million, $33 million, and $35 million for the years ended December 31, 2012, 2011, and 2010, respectively.

At December 31, 2012, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Private label commercial revolving accounts	$3,946	$221	$3,725
Wholesale and dealer financing	$6,240	$3,406	$2,834

Guarantees

In the normal course of business, CNH and its subsidiaries provide indemnification for guarantees it arranges in the form of bonds guaranteeing the payment of taxes, performance bonds, custom bonds, bid bonds and bonds related to litigation. As of December 31, 2012, total commitments of this type were approximately $183 million.

In addition, CNH provides payment guarantees on financial debts of customers for approximately $331 million, of which the main guarantee relates to credit lines with BNDES, a development agency of the government of Brazil. BNDES has provided limited credit lines to qualified financial institutions at subsidized interest rates to enable subsidized retail financing to customers for purchases of agricultural or construction equipment. In addition to participating directly in the program, Financial Services originated, and continues to service, secured retail loans on behalf of some other financial institutions participating in the BNDES program. CNH, through Financial Services, has guaranteed the portfolio against all credit losses. At December 31, 2012, the guaranteed portfolio balance is $195 million.

Fiat Industrial issued to BNDES a guarantee in the maximum amount of $830 million in connection with BNDES making available to Banco CNH the current credit line. CNH has issued to Fiat Industrial a guarantee in the maximum amount of $830 million, which covers the amounts Fiat Industrial may be required to pay under its guarantee in favor of BNDES.

Warranty and Campaign Reserve

As described in “Note 2: Summary of Significant Accounting Policies,” CNH pays for basic warranty costs and other service action costs. A summary of recorded activity for the years ended December 31, 2012 and 2011 for the basic warranty and accruals for modification programs are as follows:

	2012	2011
	(in millions)
Balance, beginning of year	$404	$350
Current year additions	498	448
Claims paid	(427)	(380)
Currency translation adjustment	(1)	(14)

Balance, end of year	$474	$404

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments

Note 15: Financial Instruments

The Company may elect to measure financial instruments and certain other items at fair value. This fair value option would be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment or, when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

The hierarchy of valuation techniques for financial instruments is based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs have created the following fair-value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available.

Determination of Fair Value

When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market based inputs to calculate fair value, in which case the items are classified in Level 2.

If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models, and the key inputs to those models, as well as any significant assumptions.

Derivatives

CNH utilizes derivative instruments to mitigate its exposure to interest rate and foreign currency exposures. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. CNH does not hold or issue derivative or other financial instruments for speculative purposes. The credit and market risk for interest rate hedges is reduced through diversification among various counterparties, utilizing mandatory termination clauses and/or collateral support agreements. These counterparties include certain Fiat Industrial subsidiaries in 2012 and 2011. The total notional amount of foreign exchange hedges with Fiat Industrial subsidiaries as counterparties was approximately $4.7 billion and $3.5 billion as of December 31, 2012 and 2011, respectively. Derivative instruments are generally classified as Level 2 or 3 in the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the statements of consolidated cash flows.

Foreign Exchange Contracts

CNH has entered into foreign exchange forward contracts, swaps, and options in order to manage and preserve the economic value of cash flows in non-functional currencies. CNH conducts its business on a global basis in a wide variety of foreign currencies and hedges foreign currency exposures arising from various receivables, liabilities and expected inventory purchases and sales. Derivative instruments that are utilized to hedge the foreign currency risk associated with anticipated inventory purchases and sales in foreign currencies are designated as cash flow hedges. Gains and losses on these instruments are deferred in accumulated other comprehensive income (loss) and recognized in earnings when the related transaction occurs. Ineffectiveness related to these hedge relationships is recognized currently in the consolidated statements of operations in the line “Other, net”. The maturity of these instruments does not exceed 15 months and the after-tax losses deferred in accumulated other comprehensive income (loss) that will be recognized in net sales and cost of goods sold over the next twelve months assuming foreign exchange rates remain unchanged is approximately $12 million. If a derivative instrument is terminated because the hedge relationship is no longer effective or because the hedged item is a forecasted transaction that is no longer determined to be probable, the cumulative amount recorded in accumulated other comprehensive income is recognized immediately in earnings. Such amounts were insignificant in all periods presented.

CNH also uses forwards and swaps to hedge certain assets and liabilities denominated in foreign currencies. Such derivatives are considered economic hedges and not designated as hedging instruments. The changes in the fair values of these instruments are recognized directly in income in “Other, net” and are expected to offset the foreign exchange gains or losses on the exposures being managed.

All of CNH’s foreign exchange derivatives are considered Level 2 as the fair value is calculated using market data input and can be compared to actively traded derivatives. The total notional amount of CNH’s foreign exchange derivatives was $5.1 billion and $4.1 billion at December 31, 2012 and 2011, respectively.

Interest Rate Derivatives

CNH has entered into interest rate derivatives (swaps and caps) in order to manage interest rate exposures arising in the normal course of business for Financial Services. Interest rate derivatives that have been designated in cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to the current short-term debt and anticipated issuance of fixed-rate debt in future periods. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which CNH recognizes interest expense on the related debt. The ineffectiveness is recorded in “Other, net” in the consolidated statements of operations. The maximum length of time over which CNH is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 54 months. The after-tax losses deferred in accumulated other comprehensive income (loss) that will be recognized in interest expense over the next twelve months is approximately $10 million.

Interest rate derivatives that have been designated as fair value hedge relationships have been used by CNH to mitigate the risk of reductions in the fair value of existing fixed rate long-term bonds and medium-term notes due to increases in LIBOR based interest rates. Gains and losses on these instruments are recorded in “Interest expense” in the period in which they occur and an offsetting gain or loss is also reflected in “Interest expense” based on changes in the fair value of the debt instrument being hedged due to changes in LIBOR based interest rates. There was no material ineffectiveness as a result of fair value hedge relationships for the years ending December 31, 2012, 2011, or 2010.

CNH also enters into offsetting interest rate derivatives with substantially similar terms that are not designated as hedging instruments to mitigate interest rate risk related to CNH’s committed asset-backed facilities. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income. These facilities require CNH to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, CNH enters into a compensating position. Net gains and losses on these instruments were insignificant for the years ending December 31, 2012, 2011, and 2010.

All of CNH’s interest rate derivatives outstanding as of December 31, 2012 and 2011 are considered Level 2. The fair market value of these derivatives is calculated using market data input and can be compared to actively traded derivatives. The total notional amount of CNH’s interest rate derivatives was approximately $4.2 billion and $3.8 billion at December 31, 2012 and 2011, respectively.

Financial Statement impact of CNH Derivatives

The fair values of CNH’s derivatives as of December 31, 2012 and 2011 in the consolidated balance sheets are recorded as follows:

	2012	2011
	(in millions)
Derivatives Designated as Hedging Instruments:
Current assets – Prepayments and other:
Foreign exchange contracts:
Equipment Operations	$25	—
Interest rate derivatives:
Equipment Operations	7	—
Other assets:
Foreign exchange contracts:
Equipment Operations	—	$23
Interest rate derivatives:
Equipment Operations	83	73

Total assets	$115	$96

Current liabilities – Accrued liabilities:
Foreign exchange contracts:
Equipment Operations	$39	—
Other liabilities:
Foreign exchange contracts:
Equipment Operations	2	$85
Interest rate derivatives:
Financial Services	22	19

Total liabilities	$63	$104

Derivatives Not Designated as Hedging Instruments:
Current assets – Prepayments and other:
Foreign exchange contracts:
Equipment Operations	$22	—
Other assets:
Foreign exchange contracts:
Equipment Operations	—	$12
Interest rate derivatives:
Financial Services	2	4

Total assets	$24	$16

Current liabilities – Accrued liabilities:
Foreign exchange contracts:
Equipment Operations	$18	—
Other liabilities:
Foreign exchange contracts:
Equipment Operations	—	$11
Financial Services	—	2
Interest rate derivatives:
Financial Services	3	3

Total liabilities	$21	$16

Pre-tax gains (losses) on the consolidated statements of operations related to CNH’s derivatives for the year ended December 31, 2012, 2011 and 2010 are recorded in the following accounts:

	2012	2011	2010
	(in millions)
Fair Value Hedges
Interest rate derivatives—Other, net	$17	$76	$(3)
Gains/(losses) on hedged items—Other, net	(17)	(75)	3

Cash Flow Hedges
Recognized in accumulated other comprehensive income (Effective Portion):
Foreign exchange contracts—accumulated other comprehensive income	$(36)	$(18)	$(44)
Interest rate derivatives—accumulated other comprehensive income	(5)	(40)	(33)
Reclassified from accumulated other comprehensive income (Effective Portion):
Foreign exchange contracts—Net sales	(8)	(26)	(15)
Foreign exchange contracts—Cost of goods sold	(66)	50	(20)
Interest rate derivatives—Interest expense	(8)	(21)	(41)
Recognized directly in income (amounts excluded from effectiveness testing and ineffective portion):
Foreign exchange contracts—Other, net	(12)	(6)	(29)
Interest rate derivatives—Other, net	2	(3)	(7)

Not Designated as Hedges
Foreign exchange contracts—Other, net	$63	$22	$19
Interest rate derivatives—Other, net	—	(1)	—

Retained Interest in Securitized Assets

For transactions that are considered sales and are off-book, CNH carries retained interests at estimated fair value, which is determined by discounting the projected cash flows over the expected life of the assets sold in connection with such transactions using prepayment, default, loss and interest rate assumptions. CNH recognizes declines in the value of its retained interests, and resulting charges to income or equity, when the fair value is less than the carrying value. The portion of the decline, from discount rates exceeding those in the initial transaction is charged to equity. All other credit-related declines are charged to income. Retained interests in securitized assets are classified in Level 3 of the fair value hierarchy. Assumptions used to determine fair values of retained interests are based on internal evaluations that include constant prepayment rates, annual credit loss rates and discount rates. Although CNH believes its methodology is reasonable, actual results could differ from its expectations. As of December 31, 2012 and 2011, retained interests in securitized assets are $9 million and $18 million, respectively.

Items Measured at Fair Value on a Recurring Basis

The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	Level 2		Level 3		Total
	2012	2011	2012	2011	2012	2011
	(in millions)
Assets
Foreign exchange derivatives	$47	$35	$—	$—	$47	$35
Interest rate derivatives	92	77	—	—	92	77
Retained interests	—	—	9	18	9	18

Total assets	$139	$112	$9	$18	$148	$130

Liabilities
Foreign exchange derivatives	$59	$98	$—	$—	$59	$98
Interest rate derivatives	25	22	—	—	25	22

Total liabilities	$84	$120	$—	$—	$84	$120

The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2012 and 2011:

	Retained Interests	Derivative Financial Instruments
	(in millions)
Balance at December 31, 2010	$39	$(5)
Total gains or losses (realized / unrealized)
Included in earnings	—	5
Included in other comprehensive income (loss)	1	—
Settlements	(22)	—

Balance at December 31, 2011	$18	$—
Total gains or losses (realized / unrealized)
Included in earnings	1	—
Included in other comprehensive income (loss)	1	—
Settlements	(11)	—

Balance at December 31, 2012	$9	$—

In addition, the Company holds government debt securities carried at fair value of $5 million and $80 million as of December 31, 2012 and 2011, respectively. These securities are considered Level 1.

Fair Value of Other Financial Instruments

The carrying value of cash and cash equivalents, restricted cash, deposits in Fiat Industrial subsidiaries’ cash management pools, accounts payable, short-term debt and current maturities of long-term debt included in the consolidated balance sheets approximates fair value.

Financial Instruments Not Carried at Fair Value

The estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets as of December 31, 2012 and 2011 are as follows:

	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Retail finance accounts receivable	$9,201	$9,619	$8,221	$8,679
Long-term public debt, excluding current maturities	$3,082	$3,417	$3,308	$3,626
Long-term asset backed debt, excluding current maturities	$5,854	$5,952	$4,272	$4,316
Other long-term debt, excluding current maturities	$1,198	$1,173	$1,047	$985

Retail finance receivables

The fair value of the retail finance receivables is based on the discounted values of their related cash flows at current market interest rates and they are classified as a Level 3 fair value measurement. The carrying amounts of short-term receivables were assumed to approximate fair value.

Long-term debt, excluding current maturities

The fair values of the long-term debt were based on current market quotes for identical or similar borrowings and credit risk and they are classified as a Level 2 fair value measurement.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 16: Shareholders’ Equity

The Articles of Association of CNH provide for authorized share capital of €1.35 billion, consisting of 188,133,963 common shares, 211,866,037 common shares B and 200 million Series A preference shares, each with a per share par value of €2.25. At the general meeting of the shareholders held on April 3, 2012, the shareholders authorized CNH’s Board of Directors to issue shares for a period ending in March 2017. At an extraordinary meeting of shareholders held on December 17, 2012, the shareholders approved an amendment to the Company’s Articles of Association creating a separate class of shares (the “common shares B”) and the conversion of all of the common shares held by Fiat Netherlands into common shares B. As of December 31, 2012, there were 211,866,037 outstanding common shares B.

During the years ended December 31, 2012 and 2011, changes in CNH common shares issued were as follows:

	Common Shares
	2012	2011
	(in thousands)
Issued as of beginning of year	239,871	238,588
Issuances of CNH Common Shares:
Shares issued to Directors	8	32
Stock-based compensation	2,611	1,251
Conversion of common shares into common shares B	(211,866)	—

Issued as of end of year	30,624	239,871

There were no Series A preference shares outstanding during the years ended December 31, 2012 and 2011.

Also at the extraordinary meeting of shareholders held on December 17, 2012, the Company’s shareholders approved a special dividend of $10 per common share ($305 million total) as part of the merger agreement with Fiat Industrial. The special dividend was paid on December 28, 2012. In addition, the Company’s shareholders approved an appropriation of retained earnings for $2.1 billion which represents $10 per common share B. The Company has classified this balance as Special Reserve for class B common shares on the consolidated balance sheet as of December 31, 2012. If the merger agreement is terminated, CNH would pay the special dividend of $10 per common share B. The terms of the merger agreement also prevent the Company from declaring any other dividend without the written consent of Fiat Industrial. For more information about the merger agreement, please see “Note 1: Nature of Operations”. No dividend was declared or paid in 2011 or 2010.

Option and Incentive Plans	12 Months Ended
Dec. 31, 2012
Option and Incentive Plans [Abstract]
Option and Incentive Plans

Note 17: Option and Incentive Plans

CNH issues share-based compensation awards to eligible members of the Board of Directors under the CNH Directors’ Compensation Plan, and to certain employees under the CNH Equity Incentive Plan. For the years ended December 31, 2012, 2011, and 2010, CNH recognized total share-based compensation expense of $59 million, $63 million and $34 million, respectively. For the years ended December 31, 2012, 2011, and 2010, CNH recognized a total tax benefit relating to share-based compensation expense of $15 million, $17 million, and $10 million, respectively. As of December 31, 2012, CNH has unrecognized share-based compensation expense related to non-vested awards of approximately $48 million based on current assumptions related to achievement of specified performance objectives, when applicable. Unrecognized share-based compensation costs will be recognized over a weighted-average period of 1.5 years.

CNH Equity Incentive Plan

The CNH Equity Incentive Plan, as amended, (the “CNH EIP”) provides for grants of various types of equity awards to officers and certain employees of CNH and its subsidiaries. As of December 31, 2012, CNH has reserved 25,900,000 shares for the CNH EIP.

The exercise prices of the stock option grants are based upon the average closing price of CNH common shares on the New York Stock Exchange for the thirty-day period preceding the date of grant.

Stock Option Grants

In September 2012, CNH granted approximately 700 thousand performance-based stock options (at target award levels) under the CNH EIP. As CNH’s 2012 results exceeded the target performance levels, approximately one million of these options were granted. One-third of the options vested in February 2013 following the approval of 2012 results by the Board of Directors. The remaining options will vest equally on the first and second anniversary of the initial vesting date. Options granted under the CNH EIP have a contractual life of five years from the initial vesting date.

The following table reflects option activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	6,125,413	$33.49
Granted	1,114,725	41.30
Forfeited	(145,970)	38.33
Expired	(324)	21.20
Exercised	(2,478,727)	27.53

Outstanding at end of year	4,615,117	40.45

Exercisable at end of year	1,516,240	39.66

Outstanding options under the CNH EIP have a weighted average remaining contract term of 3.7 years. Exercisable options under the CNH EIP have a weighted average remaining contract term of 2.8 years.

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2012:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$13.58–$29.99	188,990	2.1	$13.58	$5,047,923	188,990	2.1	$13.58	$5,047,923
$30.00–$41.99	2,263,852	4.0	35.90	10,461,974	391,532	2.9	32.18	3,176,467
$42.00–$57.30	2,162,275	3.6	47.57	—	935,718	3.0	48.06	—

				$15,509,897				$8,224,390

(A)

The difference between the exercise price of share-based compensation and the year-end market price of CNH common shares of $40.29. No amount is shown for awards with an exercise price that is greater than the year-end market price.

Performance Share Grants

Under the CNH EIP, performance-based shares may also be granted to selected key employees and executive officers. CNH establishes the period and conditions of performance for each award. Performance-based shares vest upon the attainment of specified performance objectives.

In 2012, CNH issued several grants of performance-based shares throughout the year. These shares will cliff vest in February 2015 based on their respective performance targets. The total number of shares granted is 136,000 with a weighted average fair value of $40.67 per share.

In 2011 and 2010, CNH granted approximately 154 thousand and 2 million performance-based share awards under the CNH EIP, respectively. The weighted average fair value of the awards is $39.10 and $34.74 per share for awards granted in 2011 and 2010, respectively. These performance shares have the same performance targets which are designated on a cumulative basis for the three-, four- and five-year periods ended December 31, 2012, 2013, and 2014. The first tranche of these performance shares vested in February 2013 following the achievement of the performance targets for the three years ended December 31, 2012. The remaining shares will vest in two equal tranches if respective performance targets for those tranches are achieved.

CNH granted performance-based share awards under the Top Performance Plan (“TPP”) in 2006 through 2009; however, CNH did not recognize any share-based compensation expense related to TPP awards in 2010 because the related performance targets for these shares were not achieved.

The following table reflects performance-based share activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	2,020,000	$35.07
Granted	135,938	40.67
Forfeited	(231,200)	36.71
Vested	—	—

Nonvested at end of year	1,924,738	35.27

Restricted Share Grants

CNH granted 189,000, 272,750 and 302,000 restricted share units to selected key employees under CNH EIP with a weighted average fair value of $43.64, $26.91 and $34.74 per share, respectively, in 2012, 2011 and 2010. Restricted shares vest in three equal installments over three years starting from the grant date.

The following table reflects restricted share activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	470,269	$30.15
Granted	188,933	43.64
Forfeited	(34,887)	30.41
Vested	(181,077)	30.99

Nonvested at end of year	443,238	35.54

CNH Directors’ Compensation Plan

The CNH Global N.V. Directors’ Compensation Plan (“CNH Directors’ Plan”) provides for the payment of: (1) an annual retainer fee of $100,000; (2) an Audit Committee membership fee of $20,000; (3) a Corporate Governance and Compensation Committee membership fee of $15,000; (4) an Audit Committee chair fee of $35,000; and (5) a Corporate Governance and Compensation Committee chair fee of $25,000 (collectively, the “Fees”) to eligible directors of CNH in the form of cash, and/or common shares of CNH, and/or options to purchase common shares of CNH. The CNH Directors’ Plan provides for the payment of the Fees to eligible members of the Board of CNH, provided that such members do not receive salary or other employment compensation from CNH, Fiat Industrial S.p.A., Fiat S.p.A., or their respective subsidiaries. Each quarter of the CNH Directors’ Plan year, the eligible directors elect the form of payment of their Fees. If the elected form is common shares, the eligible director will receive as many common shares as are equal to the amount of Fees the director elects to forego, divided by the fair market value of a common share. Common shares issued vest immediately upon grant, but cannot be sold for a period of six months. If the elected form is options, the eligible director will receive as many options as the amount of Fees that the director elects to forego, multiplied by four and divided by the fair market value of a common share. Such fair market value being equal to the average of the highest and lowest sale price of a common share on the last trading day of each quarter of the CNH Directors’ Plan year on the NYSE. Stock options granted as a result of such an election vest immediately upon grant, but shares purchased under options cannot be sold for six months following the date of exercise. Stock options terminate upon the earlier of: (1) ten years after the grant date; or (2) six months after the date an individual ceases to be a director. At December 31, 2012 and 2011, there were 682,747 and 690,993 common shares, respectively, reserved for issuance under the CNH Directors’ Plan. Directors eligible to receive compensation under the CNH Directors’ Plan do not receive benefits upon termination of their service as directors.

As of December 31, 2012, the number of option outstanding and exercisable under the CNH Directors’ Plan is 67,276 with a weighted average exercise price of $36.01 per share.

Share-Based Compensation Fair Value Assumptions

The Black-Scholes pricing model was used to calculate the fair value of stock options. The weighted-average assumptions used under the Black-Scholes pricing model for options issued under the CNH EIP were as follows:

	2012	2011	2010
Risk-free interest rate	0.40%	1.40%	1.90%
Dividend yield	0.00%	0.30%	0.50%
Stock price volatility	51.70%	75.10%	74.10%
Option life (years)	3.39	3.81	3.73

Based on this model, the weighted-average grant date fair values of stock options awarded for the years ended December 31, 2012, 2011, and 2010 were as follows:

	2012	2011	2010
CNH EIP	$13.79	$26.24	$16.10

The risk-free interest rate is based on the current U.S. Treasury rate for a bond of approximately the expected life of the options. The expected volatility is based on the historical activity of CNH’s common shares over a period at least equal to the expected life of the options. The expected life for the CNH EIP grant is based on the average of the vesting period of each tranche and the original contract term of 65 to 70 months. The expected dividend yield is determined to be zero as management does not expect CNH to issue ordinary dividends in the foreseeable future.

The fair value of performance-based shares and restricted shares is based on the market value of CNH’s common shares on the date of the grant and is adjusted for the estimated value of dividends which are not available to participants during the vesting period.

Additional Share-Based Compensation Information

The table below provides additional share-based compensation information for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
	(in millions)
Total intrinsic value of options exercised	$45	$28	$15
Fair value of shares vested	$7	$3	$—
Cash received from share award exercises	$68	$31	$21
Tax benefit of options exercised and shares vested	$3	$3	$3

As of December 31, 2012, there were 12,072,126 common shares available for issuance under the CNH EIP. Company shares that may be issued under the CNH EIP or any other plans may be either authorized and unissued shares, or issued shares that have been reacquired by the Company and are being held as treasury shares.

Modification

In December 2012, CNH paid a special dividend of $10 per common share to CNH minority shareholders of record as of December 20, 2012, as part of the merger agreement with Fiat Industrial. In accordance with the anti-dilutive provision of both the CNH EIP and CNH Directors’ Plan, on January 28, 2013, the CNH Corporate Governance and Compensation Committee approved required equitable adjustments to outstanding equity awards. The adjustments have been retrospectively made to outstanding options under the CNH EIP and CNH Directors’ Plan, unvested performance shares and unvested restricted shares under the CNH EIP, as of the ex-dividend date on December 18, 2012. In early 2013, the exercise prices have been reduced and the number of outstanding shares has been increased for stock options, and the number of unvested shares has been increased for performance shares and restricted shares, to maintain the pre-dividend fair value. The weighted average exercise price of outstanding options decreased from $40.45 to $33.34, the number of outstanding options increased from 4.6 million to 5.6 million, the number of unvested performance shares increased from 1.9 million to 2.3 million and the number of unvested restricted shares increased from 451 thousand to 548 thousand. The aggregate fair value, the aggregate intrinsic value and the ratio of the exercise price to the market price are approximately equal immediately before and after the adjustment. Therefore, no additional compensation expense was recognized in 2012.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 18: Earnings per Share

CNH reflects common share equivalents in its computation of diluted weighted average shares outstanding when applicable and when inclusion is not anti-dilutive. The effect of dilutive securities is calculated using the treasury stock method.

The following table sets forth the computation of basic net income per share and diluted net income per share under the two-class method for the year ended December 31, 2012. At an extraordinary meeting of shareholders held on December 17, 2012, the shareholders approved an amendment to the Company’s Articles of Association creating a separate class of shares (the “common shares B”) and the conversion of all of the common shares held by Fiat Netherlands into common shares B. See “Note 2: Summary of Significant Accounting Policies” for additional information related to net income per share.

	Common shares	Common shares B	Total
	(in millions, except per share data)
Basic:
Net income attributable to CNH Global N.V.	$151	$991	$1,142

Weighted average shares outstanding—basic	28.9	211.9	240.8

Basic earnings per share attributable to CNH Global N.V. common shares and common shares B	$4.68	$4.68

Diluted:
Net income attributable to CNH Global N.V.	$151	$991	$1,142

Weighted average shares outstanding—basic	28.9	211.9	240.8
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)	—	—	—

Weighted average shares outstanding—diluted	28.9	211.9	240.8

Diluted earnings per share attributable to CNH Global N.V. common shares and common shares B	$4.68	$4.68

(A)

Stock options to purchase approximately 2.5 million common shares during 2012 were outstanding but not included in the calculation of diluted earnings per share as the impact of these options would have been anti-dilutive.

The following table reconciles the numerator and denominator of the basic and diluted earnings per share computations for the years ended December 31, 2011, and 2010:

	2011	2010
	(in millions, except per share data)
Basic:
Net income attributable to CNH Global N.V.	$939	$452

Weighted average common shares outstanding—basic	239.4	237.8

Basic earnings per share attributable to CNH Global N.V. common shareholders	$3.92	$1.90

Diluted:
Net income attributable to CNH Global N.V.	$939	$452

Weighted average common shares outstanding—basic	239.4	237.8
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)	1.0	0.8

Weighted average common shares outstanding—diluted	240.4	238.6

Diluted earnings per share attributable to CNH Global N.V. common shareholders	$3.91	$1.89

(A)

Stock options to purchase approximately 2.3 million and 4.2 million shares during 2011 and 2010, respectively, were outstanding but not included in the calculation of diluted earnings per share as the impact of these options would have been anti-dilutive.

In December 2012, CNH paid a special dividend of $10 per common share to CNH common shareholders of record as of December 20, 2012, as part of the merger agreement with Fiat Industrial. In accordance with the anti-dilutive provision of both the CNH EIP and Directors’ Compensation Plan, on January 28, 2013, the CNH Corporate Governance and Compensation Committee approved required equitable adjustments of outstanding equity awards. See “Note 17: Option and Incentive Plans” for additional information.

Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V.	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V. [Abstract]
Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V.

Note 19: Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V.

The components of accumulated other comprehensive income (loss) as of December 31, 2012, and 2011 are as follows:

	2012	2011
	(in millions)
Cumulative translation adjustment	$(20)	$102
Adjustment to recognize the underfunded status of defined benefit plans, net of taxes ($373 million and $370 million, respectively)	(827)	(667)
Deferred losses on derivative financial instruments, net of taxes ($12 million and $20 million, respectively)	(39)	(68)
Unrealized gain on available for sale securities, net of taxes ($(1) million and $(2) million, respectively)	2	3

Total	$(884)	$(630)

Segment and Geographical Information	12 Months Ended
Dec. 31, 2012
Segment and Geographical Information [Abstract]
Segment and Geographical Information

Note 20: Segment and Geographical Information

Segment Information

CNH has three reportable segments: Agricultural Equipment, Construction Equipment and Financial Services.

Agricultural Equipment

The agricultural equipment segment manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment.

Construction Equipment

The construction equipment segment manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders and trenchers.

Financial Services

The financial services segment is engaged in broad-based financial services through wholly owned subsidiaries and joint ventures in North America, Latin America, Europe and Australia. CNH provides and administers retail financing to end-use customers for the purchase or lease of new and used CNH and other agricultural and construction equipment sold by CNH dealers and distributors. In addition, CNH provides wholesale financing to CNH dealers and rental equipment operators, as well as financing options to dealers to finance working capital, real estate and other fixed assets and maintenance equipment in connection with their operations.

As of December 31, 2012, Fiat Industrial owned approximately 87% of CNH’s outstanding common shares (through the ownership of all of CNH’s common shares B), through Fiat Netherlands. As a result, CNH evaluates segment performance and reports to Fiat Industrial based on criteria established by Fiat Industrial.

CNH reports to Fiat Industrial based on financial information prepared in accordance with International Accounting Standards and International Financial Reporting Standards (collectively “IFRS”). CNH evaluates segment performance based on “trading profit” as defined by Fiat Industrial. Fiat Industrial defines trading profit as income before restructuring, net financial expenses of Equipment Operations, income taxes, noncontrolling interests, equity in income (loss) of unconsolidated subsidiaries and affiliates, and impairment losses. Transactions between segments are accounted for at market value.

A reconciliation from consolidated trading profit reported to Fiat Industrial under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2012 and 2011, and a reconciliation from consolidated trading profit reported to Fiat under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the year ended December 2010 are provided below.

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Trading profit	$2,012	$1,606	$1,001
Adjustments to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Accounting for benefit plans	(35)	(31)	(62)
Accounting for other intangible assets, primarily product development costs	(231)	(138)	(176)
Restructuring	(4)	—	(16)
Net financial expense	(258)	(322)	(342)
Other	(32)	36	11

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$1,452	$1,151	$416

The following summarizes trading profit by reportable segment:

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Agricultural equipment	$1,625	$1,264	$839
Construction equipment	(37)	27	(43)
Financial services	424	315	205

Trading profit	$2,012	$1,606	$1,001

A summary of additional reportable segment information, compiled under IFRS, as of and for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
	(in millions)
Revenues:
Agricultural equipment	$15,657	$14,183	$11,528
Construction equipment	3,770	3,876	2,946
Financial services	1,538	1,629	1,617
Eliminations	(336)	(347)	(309)

Net revenues under IFRS	20,629	19,341	15,782
Difference, principally classification of finance income	(182)	(156)	(174)

Revenues under U.S. GAAP	$20,447	$19,185	$15,608

Depreciation and amortization:
Agricultural equipment	$333	$303	$264
Construction equipment	117	102	97
Financial services	126	117	124

Depreciation and amortization under IFRS	576	522	485
Difference, principally amortization of development costs capitalized under IFRS	(119)	(96)	(70)

Depreciation and amortization under U.S. GAAP	$457	$426	$415

Total assets:
Agricultural equipment [1]	$12,914	$13,182	$11,913
Construction equipment [1]	4,115	4,423	3,729
Financial services	20,058	18,106	17,346
Assets not allocated to segments, principally goodwill, other intangibles and taxes	13,142	12,678	11,742
Eliminations	(14,005)	(13,758)	(12,544)

Total assets under IFRS	36,224	34,631	32,186
Difference, principally product development cost capitalised under IFRS	(798)	(538)	(597)

Total assets under U.S. GAAP	$35,426	$34,093	$31,589

1	Includes receivables legally transferred to Financial Services.

	2012	2011	2010
	(in millions)
Expenditures for additions to long-lived assets*:
Agricultural equipment	$770	$507	$430
Construction equipment	160	148	138
Financial services	469	393	362

Expenditures for additions to long-lived assets under IFRS	1,399	1,048	930
Difference, development costs capitalized under IFRS	(367)	(244)	(264)

Total expenditures for additions to long-lived assets under U.S. GAAP	$1,032	$804	$666

*	Includes equipment on operating leases and property, plant and equipment

	2012	2011
	(in millions)
Investments in unconsolidated subsidiaries and affiliates:
Agricultural equipment	$216	$205
Construction equipment	33	221
Financial services	101	83

Investments in unconsolidated subsidiaries and affiliates under IFRS	350	509
Difference, principally product development cost capitalized under IFRS	(5)	(3)

Investments in unconsolidated subsidiaries and affiliates under U.S. GAAP	345	506

Geographical Information

The following highlights CNH’s long-lived tangible assets by geographic area and total revenues by destination:

	United States	Brazil	Canada	France	Australia	Germany	Other	Total
	(in millions)
At December 31, 2012, and for the year then ended:
Total revenues	$7,541	$2,415	$1,829	$1,188	$754	$678	$6,042	$20,447

Long-lived tangible assets	$1,376	$344	$277	$75	$34	$33	$848	$2,987

At December 31, 2011, and for the year then ended:
Total revenues	$6,786	$2,421	$1,592	$1,029	$721	$650	$5,986	$19,185

Long-lived tangible assets	$1,190	$326	$250	$77	$28	$32	$699	$2,602

At December 31, 2010, and for the year then ended:
Total revenues	$5,771	$2,355	$1,102	$715	$547	$518	$4,600	$15,608

Long-lived tangible assets	$1,070	$301	$241	$80	$22	$35	$659	$2,408

The amounts reported as long-lived tangible assets include equipment on operating leases and property, plant and equipment.

CNH is organized under the laws of The Netherlands. Geographical information for CNH pertaining to The Netherlands is not significant or not applicable.

Related Party Information	12 Months Ended
Dec. 31, 2012
Related Party Information [Abstract]
Related Party Information

Note 21: Related Party Information

As of December 31, 2012, the Company’s outstanding capital stock consisted of common shares and common shares B, with each having a par value of €2.25 (U.S. $2.97) per share. As of December 31, 2012, there were 30,469,263 common shares and 211,866,037 common shares B outstanding. At December 31, 2012, CNH had 534 registered holders of record of its common shares in the United States. Registered holders and indirect beneficial owners hold approximately 13% of CNH’s outstanding capital stock. Fiat Netherlands, a wholly owned subsidiary of Fiat Industrial, is the largest single shareholder.

Consequently, at December 31, 2012, Fiat Netherlands controlled all matters submitted to a vote of the Company’s shareholders, including approval of annual dividends, election and removal of its directors and approval of extraordinary business combinations. Fiat Netherlands has the same voting rights as the Company’s other shareholders.

Historically, the Company and its subsidiaries have developed a variety of relationships, and engaged in a number of transactions, with various Fiat Group or Fiat Industrial Group Companies. Following the demerger effected on January 1, 2011, Fiat has no obligation to provide assistance to the Company or its subsidiaries other than pursuant to contractual agreements that have been negotiated between the applicable parties.

In connection with the demerger transaction Fiat and Fiat Industrial entered into a Master Services Agreement (“MSA”) which sets forth the primary terms and conditions pursuant to which the various service provider subsidiaries of such entities provide services (such as purchasing, tax, accounting and other back office services, security and training) to the various service receiving subsidiaries. As structured, the applicable service provider and service receiver subsidiaries become parties to the MSA through the execution of an Opt-In letter which may contain additional terms and conditions. Pursuant to the MSA, service receivers are required to pay to service providers the actual cost of the services plus a negotiated margin. In March 2011, upon review and recommendation of a special committee of independent Board members, the Company’s Board approved the MSA and the applicable related Opt-In letters.

The Company’s outstanding consolidated debt with Fiat Industrial and its subsidiaries was $357 million at December 31, 2012 and $639 million at December 31, 2011. As a result of the demerger, all financing arrangements previously provided by Fiat treasury subsidiaries outstanding as of December 31, 2010 were assigned to Fiat Industrial treasury subsidiaries on January 1, 2011.

As at December 31, 2012, Fiat Industrial guaranteed $892 million of the Company’s debt, of which $830 million relates to BNDES (Brazil). The Company pays Fiat Industrial a guarantee fee of 0.0625% per annum on the average outstanding amount under the guarantees.

Like other companies that are part of multinational groups, the Company participates in a group-wide cash management system with Fiat Industrial. Under this system, operated by Fiat Industrial treasury subsidiaries in a number of jurisdictions, the cash balances of Fiat Industrial and its subsidiaries, including CNH, are aggregated at the end of each business day in central pooling accounts (the Fiat Industrial treasury subsidiaries’ cash management pools). CNH’s positive cash deposits, if any, at the end of each business day may be invested by Fiat Industrial treasury subsidiaries in highly rated, highly liquid money market instruments or bank deposits or applied by Fiat Industrial treasury subsidiaries to meet financial needs of other Fiat Industrial subsidiaries and vice versa. Deposits with Fiat Industrial treasury subsidiaries earn interest at LIBOR plus 0.15%. Interest earned on CNH’s deposits with Fiat Industrial treasury subsidiaries included in finance and interest income was approximately $26 million in 2012 and $31 million in 2011.

As a result of CNH’s participation in Fiat Industrial’s cash management pools, the Company is exposed to Fiat Industrial’s credit risk to the extent that the Fiat Industrial entity in whose name the deposit is pooled is unable to return the funds. In the event of a bankruptcy or insolvency of Fiat Industrial (or any other Fiat Industrial member in the jurisdictions with set off agreements) or in the event of a bankruptcy or insolvency of the Fiat Industrial entity in whose name the deposit is pooled, CNH may be unable to secure the return of such funds to the extent they belong to CNH, and CNH may be viewed as a creditor of such Fiat Industrial entity with respect to such deposits. Because of the affiliated nature of CNH’s relationship with Fiat Industrial, it is possible that CNH’s claims as a creditor could be subordinated to the rights of third party creditors in certain situations.

For material related party transactions involving the purchase of goods and services, the Company generally solicits and evaluates bid proposals prior to entering into any such transactions. CNH’s Audit Committee conducts a review to determine that all related party transactions are on what the Committee believes to be arm’s-length terms.

CNH purchases engines and other components from Fiat Industrial and its subsidiaries as well as Fiat and its subsidiaries, and companies of the Fiat Group provide CNH with administrative services such as accounting and internal audit, cash management, maintenance of plant and equipment, plant, security, research and development, information systems and training. Fiat subsidiaries also provide purchasing services to CNH. CNH may sell certain goods or provide certain services to Fiat and/or its subsidiaries. In addition, the Company enters into hedging arrangements with counterparties that are subsidiaries of Fiat Industrial. The principal purchases of goods from Fiat Industrial subsidiaries and Fiat subsidiaries include engines from Iveco and Fiat Powertrain Technologies, dump trucks from Iveco, robotic equipment and paint systems from Comau, and castings from Teksid. The Company was party to foreign exchange hedges having an aggregate contract value of $4.7 billion and $3.5 billion as of December 31, 2012 and 2011, to which subsidiaries of Fiat Industrial were counterparties.

Fiat provided accounting services to CNH in Europe and Latin America through a subsidiary that uses shared service centers to provide such services to various Fiat companies. Fiat Industrial provided internal audit services at the direction of CNH’s internal audit department in certain locations where the Company believed it is more cost effective to use existing Fiat resources. In 2005 and 2004, CNH purchased network and hardware support from and outsourced a portion of the Company’s information services to, a joint venture that Fiat had formed with IBM. In 2005 Fiat entered into a nine year strategic agreement with IBM under which IBM assumed full ownership of this joint venture as well as the management of a significant part of the information technology needs of members of the Fiat Group, including CNH. Fiat also provided training services through a subsidiary. The Company used a broker that is a subsidiary of Fiat to purchase a portion of its insurance coverage. The Company purchased research and development services from an Italian joint venture set up by Fiat and owned by various Fiat subsidiaries. This joint venture benefits from Italian government incentives granted to promote work in the less developed areas of Italy. A substantial portion of these services continue to be provided to CNH subsidiaries by Fiat through Fiat Industrial under the terms and conditions of the MSA and the applicable Opt-In Letters.

The Company participated in tax sharing agreements with Fiat Industrial and certain of its subsidiaries in the United Kingdom (U.K.) and Italy. CNH’s management believes the terms of these agreements are customary for agreements of this type and are advantageous as tax losses generated in one company can offset income of the other companies within the group. During 2012, 2011 and 2010, CNH derived $15 million, $61 million and $66 million of tax benefit from the tax sharing agreements.

In order to optimize the tax efficiency of the Company, New Holland Tractors and Fiat India Private Limited effectuated an amalgamation as of April 1, 2007 for Indian fiscal and statutory purposes, which was approved by the Delhi and Bombay High Court on September 23, 2008. CNH obtained a fairness opinion from an independent third party financial advisor that documents that the consideration received by the parties to the transaction represent an arm’s-length “value-for-value” exchange.

On October 20, 2011 CNH acquired Fiat Switzerland SA from Fiat for $19 million. As the purchase price approximated the equity of the acquired company, this transaction did not significantly impact the CNH’s financial position.

On December 31, 2011 CNH sold to FPT Industrial S.p.A. its ownership interest (33%) in European Engine Alliance Scrl for $17 million. As this sale represented a transaction between entities under common control, the $11 million gain resulting from the sale was recorded as additional-paid in capital. In connection with the demerger transaction of Fiat and Fiat Industrial, in 2010 CNH sold its ownership interest in several small investments to entities within the Fiat Group. These transactions did not significantly impact CNH’s financial position.

During 2012, CNH entered into a lease agreement with Chrysler Group LLC in which CNH will lease an aircraft to Chrysler Group LLC with an initial term of two years and annual rent of approximately $1.3 million. The Company billed Chrysler Group LLC less than $1 million for rent during the year ended December 31, 2012.

During 2008 CNH entered into a reimbursement agreement with Fiat in connection with the sponsorship contract Fiat signed with the Juventus Football Club S.p.A. The sponsorship contract was for a three year term that expired in 2010 and was not renewed. The Company paid $10 million related to this reimbursement agreement in 2010. The Juventus Football Club S.p.A., in which EXOR S.p.A. has a 60% stake, is listed on the Electronic Share Market of the Italian stock exchange. EXOR is one of the major investment holding companies in Europe. Among other things, EXOR also manages a portfolio that includes investments in Fiat, SGS S.A., and Cushman & Wakefield, Inc. CNH obtains services from SGS, for verification, inspection, control and certification activities and also obtain real estate services from Cushman & Wakefield.

If the goods or services or financing arrangements described above were not available from related parties, the Company would have to obtain them from other sources. The Company can offer no assurance that such alternative sources would provide such goods and services, or would provide them on terms as favorable as those offered by such related parties.

During 2012, Fiat India Private Limited (“FIPL”) lost its Indian Supreme Court case regarding the proper amount of excise duty imposed on the valuation of motor vehicles for the period April 1998 through June 2001. As the successor company of the amalgamation, New Holland Fiat (India) Pvt. Ltd. (“NHFIPL”) is liable for the payment of the $59 million excise duty. Although the Indian Supreme Court did not rule on interest, the Indian Excise Department has demanded interest, which was not quantified in the demand letter (but which could aggregate to as much as approximately $128 million). Since this liability pertains to the period prior to the amalgamation, the indemnification clause in the Merger Agreement signed on February 22, 2008 requires FIAT Group Automobile SpA (“FGA”) to fully reimburse CNH Asian Holdings (or NHFIPL) for this excise duty and any interest related thereto. The Company has recorded the excise duty accrual and related indemnification receivable from FGA within other liabilities and other assets, respectively. The interest would also be indemnified by FGA and, therefore, would not have any net impact to the consolidated statements of operations or cash flows for the Company. As of December 31, 2012 the remaining balance of both excise duty accrual and related indemnification receivable from FGA amounts to $45 million.

The following table summarizes CNH’s sales, purchase, and finance income with Fiat Industrial Group, Fiat Group and joint ventures that are not already separately reflected in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
	(in millions)
Sales to affiliated companies and joint ventures	$350	$309	$204

Purchase of materials, production parts, merchandise and services	$1,882	$1,388	$895

Finance and interest income	$26	$31	$44

As of December 31, 2012 and 2011, CNH had trade payables to affiliated companies and joint ventures of $442 million and $470 million, respectively.

Supplemental Information	12 Months Ended
Dec. 31, 2012
Nature of Operations and Supplemental Information [Abstract]
Supplemental Information

Note 22: Supplemental Information

The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH. In addition, CNH’s principal competitors present supplemental data on a similar basis. Therefore, users of CNH’s consolidated financial statements can use the supplemental data to make meaningful comparisons of CNH and its principal competitors. This supplemental information does not purport to represent the operations of each group as if each group were to operate on a standalone basis. For example, Equipment Operations presents the cost of “interest free” periods for wholesale receivables as Interest Compensation to Financial Services, and not as a reduction of sales in their Statements of Operations. This supplemental data is as follows:

Equipment Operations—The financial information captioned “Equipment Operations” reflects the consolidation of all majority-owned subsidiaries except for CNH’s Financial Services business. CNH’s Financial Services business has been included using the equity method of accounting whereby the net income and net assets of CNH’s Financial Services business are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates—Financial Services” in the accompanying consolidated statements of operations, and in “Investment in Financial Services” in the accompanying consolidated balance sheets.

Financial Services—The financial information captioned “Financial Services” reflects the consolidation or combination of CNH’s Financial Services business including allocation of assets and liabilities to the business.

All significant intercompany transactions, including activity within and between “Equipment Operations” and “Financial Services,” have been eliminated in deriving the consolidated financial statements and data. Intersegment notes receivable, intersegment long-term notes receivable, intersegment short-term debt and intersegment long-term debt represent intersegment financing between Equipment Operations and Financial Services. Accounts and notes receivable, net and accounts payable include operational intersegment amounts between Equipment Operations and Financial Services. Equipment Operations sells a significant portion of its receivables to Financial Services. These intercompany cash flows are eliminated in the consolidated cash flows.

	Statements of Operations
	Equipment Operations			Financial Services
	2012	2011	2010	2012	2011	2010
	(in millions, except per share data)
Revenues:
Net sales	$19,427	$18,059	$14,474	$—	$—	$—
Finance and interest income	148	172	154	1,307	1,387	1,395

	19,575	18,231	14,628	1,307	1,387	1,395

Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891	—	—	—
Selling, general and administrative	1,535	1,442	1,243	275	401	455
Research, development and engineering	652	526	451	—	—	—
Restructuring	2	—	16	—	—	—
Interest expense—Fiat Industrial subsidiaries	8	7	—	14	27	—
Interest expense—Fiat S.p.A. subsidiaries	—	—	43	—	—	69
Interest expense—other	322	379	352	468	520	543
Interest compensation to Financial Services	298	286	238	—	—	—
Other, net	172	140	191	118	113	115

	18,555	17,406	14,425	875	1,061	1,182

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,020	825	203	432	326	213
Income tax provision	279	230	12	144	113	65
Equity in income of unconsolidated subsidiaries and affiliates:
Financial Services	301	225	159	13	12	11
Equipment Operations	91	104	88	—	—	—

Net income	1,133	924	438	301	225	159
Net loss attributable to noncontrolling interests	(9)	(15)	(14)	—	—	—

Net income attributable to CNH Global N.V.	$1,142	$939	$452	$301	$225	$159

	Balance Sheets
	Equipment Operations		Financial Services
	2012	2011	2012	2011
	(in millions, except share data)
ASSETS
Current Assets:
Cash and cash equivalents	$827	$1,251	$1,181	$804
Restricted cash	—	—	885	941
Deposits in Fiat Industrial subsidiaries’ cash management pools	4,005	3,980	227	136
Accounts and notes receivable, net	806	880	9,176	8,406
Intersegment notes receivable	1,922	1,394	—	95
Inventories, net	3,734	3,662	—	—
Deferred income taxes	507	429	152	216
Prepayments and other	541	933	19	80

Total current assets	12,342	12,529	11,640	10,678

Long-term receivables	18	14	6,636	5,666
Intersegment long-term notes receivable	554	599	554	598
Property, plant and equipment, net	2,218	1,934	2	2
Investments in unconsolidated subsidiaries and affiliates	244	423	101	83
Investment in Financial Services	2,318	2,045	—	—
Equipment on operating leases, net	—	7	767	659
Goodwill	2,263	2,261	153	152
Other intangible assets, net	646	665	7	6
Other assets	642	703	137	275

Total	$21,245	$21,180	$19,997	$18,119

LIABILITIES AND EQUITY
Current Liabilities:
Current maturities of long-term debt—Fiat Industrial subsidiaries	$—	$65	$22	$156
Current maturities of long-term debt—other	1,275	617	2,835	3,574
Short-term debt—Fiat Industrial subsidiaries	102	80	211	245
Short-term debt—other	259	64	3,225	3,683
Intersegment short-term debt and current maturities of intersegment long-term debt	—	95	1,922	1,394
Accounts payable	2,932	3,219	351	199
Accrued liabilities	3,384	3,564	351	368

Total current liabilities	7,952	7,704	8,917	9,619

Long-term debt—Fiat Industrial subsidiaries	19	—	3	93
Long-term debt—other	2,079	2,974	8,033	5,559
Intersegment long-term debt	554	598	554	599
Pension, postretirement and other postemployment benefits	1,813	1,699	13	14
Other liabilities	188	277	158	189
Redeemable Noncontrolling Interest	7	5	—	—
Equity:
Preference shares, $1.00 par value; authorized and issued 74,800,000 shares in 2012 and 2011	—	—	36	35
Common shares, €2.25 par value; authorized 188,133,963 shares in 2012 and 400,000,000 shares in 2011, issued 30,624,076 shares in 2012 and 239,871,221 shares in 2011	77	603	156	156
Common shares B, €2.25 par value; authorized and issued 211,866,037 shares in 2012	533	—	—	—
Paid-in capital	6,420	6,299	1,483	1,415
Treasury stock, 154,813 shares in 2012 and 2011, at cost	(8)	(8)	—	—
Retained earnings	315	1,597	525	291
Special reserve for common shares B	2,119	—	—	—
Accumulated other comprehensive income (loss)	(884)	(630)	118	148
Noncontrolling interests	61	62	1	1

Total equity	8,633	7,923	2,319	2,046

Total	$21,245	$21,180	$19,997	$18,119

The supplemental Equipment Operations data in these statements include Financial Services on the equity basis.

	Statements of Cash Flows
	Equipment Operations			Financial Services
	2012	2011	2010	2012	2011	2010
	(in millions)
Operating activities:
Net income	$1,133	$924	$438	$301	$225	$159
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	331	311	291	126	115	124
Deferred income tax expense (benefit)	(78)	95	(34)	13	31	6
Loss on debt extinguishment	—	—	22	—	—	—
Loss (gain) on sale (acquisition) of unconsolidated joint venture	35	(34)	—	—	—	—
Stock compensation expense	59	62	34	4	—	—
Undistributed (income) losses of unconsolidated subsidiaries	(254)	(193)	164	(6)	(4)	(5)
Changes in operating assets and liabilities:
(Increase) decrease in intersegment receivables and payables	(16)	58	37	16	(58)	(37)
(Increase) decrease in accounts and notes receivable, net	103	9	(84)	(549)	(340)	(203)
(Increase) decrease in inventories, net	(140)	(849)	323	—	—	—
(Increase) decrease in prepayments and other current assets	(133)	(307)	(201)	62	109	(154)
(Increase) decrease in other assets	72	(26)	(41)	77	(69)	62
Increase (decrease) in accounts payable	(277)	594	506	130	37	(20)
Increase (decrease) in accrued liabilities	265	590	544	56	(69)	103
Increase (decrease) in other liabilities	(83)	(56)	(154)	17	(19)	(53)
Other, net	(38)	(81)	(34)	31	24	6

Net cash provided (used) by operating activities	979	1,097	1,811	278	(18)	(12)

Investing activities:
Acquisition of businesses and investments, net of cash acquired	(71)	(64)	(30)	—	—	—
Additions to retail receivables	—	—	—	(6,361)	(5,582)	(6,662)
Collections of retail receivables	—	—	—	5,092	5,106	6,739
Proceeds from sale of assets	22	—	13	251	241	270
Proceeds from sale of businesses	61	21	32	2	—	—
Expenditures for property, plant and equipment	(556)	(408)	(301)	—	—	—
Expenditures for software	(47)	(36)	(27)	(3)	(2)	(2)
Expenditures for equipment on operating leases	(7)	(2)	—	(469)	(394)	(365)
Increase (decrease) in restricted cash	—	—	—	63	(32)	(219)
(Deposits in) withdrawals from Fiat Industrial subsidiaries’ cash management pools	32	(2,395)	—	(89)	(24)	—
(Deposits in) withdrawals from Fiat S.p.A. subsidiaries’ cash management pools	—	—	481	—	—	(19)
Other	—	—	—	8	21	24

Net cash provided (used) by investing activities	(566)	(2,884)	168	(1,506)	(666)	(234)

Financing activities:
Intersegment activity	(616)	391	254	616	(391)	(254)
Proceeds from issuance of long-term debt—Fiat Industrial subsidiaries	19	—	—	—	3	—
Proceeds from issuance of long-term debt—Fiat S.p.A. subsidiaries	—	—	72	—	—	—
Proceeds from issuance of long-term debt—other	372	502	1,930	5,351	1,975	1,367
Payment of long-term debt—Fiat Industrial subsidiaries	—	—	—	(240)	(269)	—
Payment of long-term debt—Fiat S.p.A. subsidiaries	—	—	(931)	—	—	(903)
Payment of long-term debt—other	(638)	(794)	(690)	(3,556)	(646)	(591)
Net increase (decrease) in short-term revolving credit facilities	223	20	(10)	(520)	277	701
Dividends paid	(261)	(1)	—	(68)	(85)	(397)
Other, net	84	34	1	36	(32)	20

Net cash (used) provided by financing activities	(817)	152	626	1,619	832	(57)

Effect of foreign exchange rate changes on cash and cash equivalents	(20)	(48)	39	(14)	(28)	14

Increase (decrease) in cash and cash equivalents	(424)	(1,683)	2,644	377	120	(289)
Cash and cash equivalents, beginning of year	1,251	2,934	290	804	684	973

Cash and cash equivalents, end of year	$827	$1,251	$2,934	$1,181	$804	$684

The supplemental Equipment Operations data in these statements include Financial Services on the equity basis.

Supplemental Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2012
Supplemental Condensed Consolidating Financial Information [Abstract]
Supplemental Condensed Consolidating Financial Information

Note 23: Supplemental Condensed Consolidating Financial Information

CNH and certain wholly-owned subsidiaries of CNH (the “Guarantor Subsidiaries”) guarantee the 7.750% Senior Notes and the 7.875% Senior Notes issued by Case New Holland in 2009 and 2010, respectively. As the guarantees are unconditional, irrevocable and joint and several and as the Guarantor Subsidiaries are all wholly-owned by CNH, the Company has included the following condensed consolidating financial information as of December 31, 2012, and 2011 and for the three years ended December 31, 2012. The condensed consolidating financial information reflects investments in consolidated subsidiaries on the equity method of accounting. The goodwill and other intangible assets are allocated to reporting units and are primarily reported by the Guarantor Subsidiaries, except for the portion related to Financial Services which is reported by All Other Subsidiaries. It is not practicable to allocate goodwill and other intangibles to the individual Guarantor Subsidiaries and All Other Subsidiaries.

In an effort to reduce the complexity of the Company’s legal structure and as a part of the Company’s tax planning strategies, CNH has actively eliminated and transferred legal entities. These transactions between entities under common control are accounted for at historical cost in accordance with existing accounting guidance. As a consequence, any material future transactions related to CNH’s legal entity rationalization activities and tax planning strategies may result in a retroactive restatement of the information contained in this note as these transactions are completed.

The following condensed financial statements present CNH, Case New Holland, the Guarantor Subsidiaries, and all other subsidiaries as of December 31, 2012, and 2011, and for the years ended December 31, 2012, 2011, and 2010.

	Condensed Statements of Operations For the Year Ended December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$15,209	$10,022	$(5,804)	$19,427
Finance and interest income	62	11	156	1,273	(482)	1,020

	62	11	15,365	11,295	(6,286)	20,447

Cost and Expenses:
Cost of goods sold	—	—	12,543	8,826	(5,803)	15,566
Selling, general and administrative	10	1	752	1,047	—	1,810
Research, development and engineering	—	—	425	227	—	652
Restructuring	—	—	—	2	—	2
Interest	3	280	116	561	(285)	675
Interest compensation to Financial Services		—	198	—	(198)	—
Other, net	35	—	235	20	—	290

	48	281	14,269	10,683	(6,286)	18,995

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	14	(270)	1,096	612	—	1,452
Income tax provision (benefit)	35	(101)	281	208	—	423
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,163	682	453	256	(2,450)	104

Net income (loss)	1,142	513	1,268	660	(2,450)	1,133
Net loss attributable to noncontrolling interests	—	—	—	(9)	—	(9)

Net income (loss) attributable to CNH	$1,142	$513	$1,268	$669	$(2,450)	$1,142

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$1,142	$513	$1,268	$660	$(2,450)	$1,133
Other comprehensive income (loss), net:
Translation adjustment	(122)	—	39	(79)	40	(122)
Pension liability	(160)	—	(129)	(31)	160	(160)
Unrealized loss on available for sale securities	(1)	—	—	(1)	1	(1)
Unrealized gain (loss) on derivatives, net of reclassifications	29	—	45	(16)	(30)	28

Other comprehensive (loss) income	(254)	—	(45)	(127)	171	(255)

Comprehensive income (loss)	888	513	1,223	533	(2,279)	878
Comprehensive loss attributable to noncontrolling interests	—	—	—	(10)	—	(10)

Comprehensive income (loss) attributable to CNH	$888	$513	$1,223	$543	$(2,279)	$888

	Condensed Balance Sheets As of December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$105	$200	$32	$1,671	$—	$2,008
Deposits in Fiat subsidiaries’ cash management pools	69	—	2,876	1,287	—	4,232
Accounts, notes receivable and other, net	66	350	713	16,998	(1,959)	16,168
Intercompany notes receivable	1,946	446	4,479	1,947	(8,818)
Inventories	—	—	1,763	1,971	—	3,734
Property, plant and equipment, net	—	—	1,151	1,069	—	2,220
Equipment on operating leases, net	—	—	—	767	—	767
Investments in unconsolidated affiliates	209	—	2	134	—	345
Investments in consolidated subsidiaries accounted for under the equity method	6,586	5,081	2,546	1,010	(15,223)	—
Goodwill and other intangible assets, net	1	—	2,755	313	—	3,069
Other assets	32	164	1,364	1,411	(88)	2,883

Total Assets	$9,014	$6,241	$17,681	$28,578	$(26,088)	$35,426

Liabilities and Equity:
Short-term debt	$256	$—	$537	$3,004	$—	$3,797
Intercompany short-term debt	53	605	1,039	1,951	(3,648)
Accounts payable	2	4	2,491	2,269	(1,945)	2,821
Long-term debt, including current maturities	73	2,574	259	11,360	—	14,266
Intercompany long-term debt	—	1,662	1,754	1,755	(5,171)	—
Accrued and other liabilities	59	(13)	4,159	1,804	(101)	5,908

	443	4,832	10,239	22,143	(10,865)	26,792
Equity	8,571	1,409	7,442	6,435	(15,223)	8,634

Total Liabilities and Equity	$9,014	$6,241	$17,681	$28,578	$(26,088)	$35,426

	Condensed Statements of Cash Flow For the Year Ended December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$1,142	$513	$1,268	$660	$(2,450)	$1,133
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	175	282	—	457
Intercompany activity	(702)	(562)	536	728	—	—
Changes in operating assets and liabilities	(27)	368	(354)	(387)	—	(400)
Other, net	(1,048)	(659)	(288)	186	1,804	(5)

Net cash provided (used) by operating activities	(635)	(340)	1,337	1,469	(646)	1,185

Investing activities:
Expenditures for property, plant and equipment	—	—	(252)	(304)	—	(556)
Expenditures for equipment on operating leases	—	—	(7)	(469)	—	(476)
Net additions from retail receivables and related securitizations	—	—	—	(1,261)	—	(1,261)
(Deposits in) withdrawals from Fiat Industrial subsidiaries’ cash management pools	344	—	266	(667)	—	(57)
Other, net	(29)	—	(387)	281	483	348

Net cash (used) provided by investing activities	315	—	(380)	(2,420)	483	(2,002)

Financing Activities:
Intercompany activity	239	538	(767)	(10)	—	—
Net (decrease) increase in indebtedness	(227)	—	6	1,232	—	1,011
Dividends paid	(259)	—	(257)	(391)	646	(261)
Other, net	70	2	—	465	(483)	54

Net cash provided (used) by financing activities	(177)	540	(1,018)	1,296	163	804

Other, net	—	—	1	(35)	—	(34)

Increase (decrease) in cash and cash equivalents	(497)	200	(60)	310	—	(47)
Cash and cash equivalents, beginning of year	602	—	92	1,361	—	2,055

Cash and cash equivalents, end of year	$105	$200	$32	$1,671	$—	$2,008

	Condensed Statements of Operations For the Year Ended December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$13,625	$9,448	$(5,014)	$18,059
Finance and interest income	36	43	114	1,350	(417)	1,126

	36	43	13,739	10,798	(5,431)	19,185

Cost and Expenses:
Cost of goods sold	—	—	11,364	8,276	(5,014)	14,626
Selling, general and administrative	10	2	687	1,144	—	1,843
Research, development and engineering	—	—	334	192	—	526
Restructuring			(2)	2
Interest	7	209	141	654	(225)	786
Interest compensation to Financial Services		—	193	—	(193)	—
Other, net	(12)	—	185	80	—	253

	5	211	12,902	10,348	(5,432)	18,034

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	31	(168)	837	450	1	1,151
Income tax provision (benefit)	11	(67)	195	204	—	343
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	919	621	428	188	(2,040)	116

Net income (loss)	939	520	1,070	434	(2,039)	924
Net loss attributable to noncontrolling interests	—	—	—	(15)	—	(15)

Net income (loss) attributable to CNH	$939	$520	$1,070	$449	$(2,039)	$939

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$939	$520	$1,070	$434	$(2,039)	$924
Other comprehensive income (loss), net:
Translation adjustment	(388)	—	(61)	(357)	416	(390)
Pension liability	(49)	—	(51)	1	50	(49)
Unrealized loss on available for sale securities	(3)	—	—	(3)	3	(3)
Unrealized loss on derivatives, net of reclassifications	(51)	—	(36)	(15)	51	(51)

Other comprehensive (loss) income	(491)	—	(148)	(374)	520	(493)

Comprehensive income (loss)	448	520	922	60	(1,519)	431
Comprehensive loss attributable to noncontrolling interests	—	—	—	(17)	—	(17)

Comprehensive income (loss) attributable to CNH	$448	$520	$922	$77	$(1,519)	$448

	Condensed Balance Sheets As of December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$602	$—	$92	$1,361	$—	$2,055
Deposits in Fiat subsidiaries’ cash management pools	413	—	3,115	588	—	4,116
Accounts, notes receivable and other, net	46	1	819	15,260	(1,635)	14,491
Intercompany notes receivable	1,451	447	2,329	859	(5,086)
Inventories	—	—	1,704	1,958	—	3,662
Property, plant and equipment, net	—	—	1,017	919	—	1,936
Equipment on operating leases, net	—	—	7	659	—	666
Investments in unconsolidated affiliates	391	—	3	112	—	506
Investments in consolidated subsidiaries accounted for under the equity method	5,533	4,248	1,984	1,134	(12,899)	—
Goodwill and other intangible assets, net	1	—	2,778	305	—	3,084
Other assets	26	577	1,274	1,728	(28)	3,577

Total Assets	$8,463	$5,273	$15,122	$24,883	$(19,648)	$34,093

Liabilities and Equity:
Short-term debt	$256	$—	$537	$3,279	$—	$4,072
Intercompany short-term debt	—	173	774	1,282	(2,229)
Accounts payable	—	122	2,124	2,281	(1,575)	2,952
Long-term debt, including current maturities	300	2,548	261	9,929		13,038
Intercompany long-term debt	—	1,653	598	606	(2,857)	—
Accrued and other liabilities	47	32	4,391	1,726	(89)	6,107

	603	4,528	8,685	19,103	(6,750)	26,169
Equity	7,860	745	6,437	5,780	(12,898)	7,924

Total Liabilities and Equity	$8,463	$5,273	$15,122	$24,883	$(19,648)	$34,093

	Condensed Statements of Cash Flow For the Year Ended December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$939	$520	$1,070	$434	$(2,039)	$924
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	175	251	—	426
Intercompany activity	(26)	59	93	(126)	—	—
Changes in operating assets and liabilities	(18)	(312)	219	(285)	—	(396)
Other, net	(19)	(619)	315	(78)	441	40

Net cash provided (used) by operating activities	876	(352)	1,872	196	(1,598)	994

Investing activities:
Expenditures for property, plant and equipment	—	—	(192)	(216)	—	(408)
Expenditures for equipment on operating leases	—	—	(2)	(394)	—	(396)
Net (additions) collections from retail receivables and related securitizations	—	—	—	(455)	—	(455)
(Deposits in) withdrawals from Fiat Industrial subsidiaries’ cash management pools	(393)	—	(1,832)	(194)	—	(2,419)
Other, net	(1,630)	—	(454)	(562)	2,774	128

Net cash (used) provided by investing activities	(2,023)	—	(2,480)	(1,821)	2,774	(3,550)

Financing Activities:
Intercompany activity	715	186	3	(904)	—	—
Net (decrease) increase in indebtedness	(101)	73	(2)	1,098	—	1,068
Dividends paid	—	(799)	(354)	(445)	1,598	—
Other, net	34	—	897	1,844	(2,774)	1

Net cash provided (used) by financing activities	648	(540)	544	1,593	(1,176)	1,069

Other, net	—	—	—	(76)	—	(76)

Increase (decrease) in cash and cash equivalents	(499)	(892)	(64)	(108)	—	(1,563)
Cash and cash equivalents, beginning of year	1,101	892	156	1,469	—	3,618

Cash and cash equivalents, end of year	$602	$—	$92	$1,361	$—	$2,055

	Condensed Statements of Operations For the Year Ended December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$10,474	$7,471	$(3,471)	$14,474
Finance and interest income	62	100	163	1,340	(531)	1,134

	62	100	10,637	8,811	(4,002)	15,608

Cost and Expenses:
Cost of goods sold	—	—	8,772	6,590	(3,471)	11,891
Selling, general and administrative	3	—	635	1,060	—	1,698
Research, development and engineering	—	—	287	164	—	451
Restructuring	—	—	5	11	—	16
Interest	68	219	196	708	(361)	830
Interest compensation to Financial Services	—	—	170	—	(170)	—
Other, net	123	2	103	78	—	306

	194	221	10,168	8,611	(4,002)	15,192

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(132)	(121)	469	200	—	416
Income tax provision (benefit)	25	(50)	107	(5)	—	77
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	609	425	316	91	(1,342)	99

Net income (loss)	452	354	678	296	(1,342)	438
Net loss attributable to noncontrolling interests	—	—	—	(14)	—	(14)

Net income (loss) attributable to CNH	$452	$354	$678	$310	$(1,342)	$452

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$452	$354	$678	$296	$(1,342)	$438
Other comprehensive income (loss), net:
Translation adjustment	149	—	14	102	(118)	147
Pension liability	7	—	16	(9)	(7)	7
Unrealized gain on available for sale securities	5	—	—	5	(5)	5
Unrealized gain (loss) on derivatives, net of reclassifications	(3)	—	(11)	8	3	(3)

Other comprehensive income (loss)	158	—	19	106	(127)	156

Comprehensive income (loss)	610	354	697	402	(1,469)	594
Comprehensive loss attributable to noncontrolling interests	—	—	—	(16)	—	(16)

Comprehensive income (loss) attributable to CNH	$610	$354	$697	$418	$(1,469)	$610

	Condensed Statements of Cash Flow For the Year Ended December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$452	$354	$678	$296	$(1,342)	$438
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	173	242	—	415
Intercompany activity	35	83	(36)	(82)	—	—
Changes in operating assets and liabilities	33	(98)	569	152	—	656
Other, net	(502)	(639)	(121)	(187)	1,342	(107)

Net cash provided (used) by operating activities	18	(300)	1,263	421	—	1,402

Investing activities:
Expenditures for property, plant and equipment	—	—	(175)	(126)	—	(301)
Expenditures for equipment on operating leases	—	—	—	(365)	—	(365)
Net (additions) collections from retail receivables and related securitizations	—	—	—	101	—	101
Other, net	(10)	—	1	66	—	57
(Deposits in) withdrawals from Fiat subsidiaries’ cash management pools	(20)	—	434	48	—	462

Net cash provided (used) by investing activities	(30)	—	260	(276)	—	(46)

Financing Activities:
Intercompany activity	(954)	2,905	(1,667)	(284)	—	—
Net increase (decrease) in indebtedness	(28)	167	(47)	853	—	945
Dividends paid	—	—	—	—	—	—
Other, net	2,095	(1,880)	294	(508)	—	1

Net cash provided (used) by financing activities	1,113	1,192	(1,420)	61		946

Other, net	—	—	16	37		53

Increase (decrease) in cash and cash equivalents	1,101	892	119	243	—	2,355
Cash and cash equivalents, beginning of year	—	—	37	1,226	—	1,263

Cash and cash equivalents, end of year	$1,101	$892	$156	$1,469	$—	$3,618

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

CNH has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include CNH Global N.V. and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars and, unless otherwise indicated, all financial data set forth in these consolidated financial statements is expressed in U.S. dollars. The consolidated financial statements include the accounts of CNH’s subsidiaries in which CNH has a controlling financial interest, and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on CNH’s determination that it is the primary beneficiary of a variable interest entity (“VIE”). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

As of the beginning of 2010, the Company adopted new accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs. As a significant portion of the Company’s securitization trusts and facilities are no longer exempt from consolidation under the new guidance, the Company was required to consolidate the receivables and related liabilities. These securitizations qualify as collateral for secured borrowings. The receivables remain on the balance sheet and are included in “Accounts and notes receivable, net”. No gains or losses are recognized at the time of the securitization. For additional information, see “Note 3: Accounts and Notes Receivable” and “Note 9: Credit Facilities and Debt” in the accompanying consolidated financial statements.

Investments in unconsolidated subsidiaries and affiliates are accounted for using the equity method when CNH does not have a controlling interest, but exercises significant influence. Under this method, the investment is initially recorded at cost and is increased or decreased by CNH’s proportionate share of the entity’s respective net income or loss. Dividends received from these entities reduce the carrying value of the investments.

Certain reclassifications of amounts previously reported have been made to the consolidated financial statements in order to maintain consistency and comparability between periods presented.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the realizable value of property, plant and equipment, and goodwill and other intangibles; residual values of equipment on operating leases; allowance for credit losses; tax contingencies; liabilities for warranties; sales allowances; and assets and obligations related to employee benefits.

Revenue Recognition

Revenue Recognition

Equipment Operations records sales of equipment and replacement parts when title and all risks of ownership have transferred to the independent dealer or other customer according to the terms of sale, generally upon shipment or delivery of goods. Dealers may not return equipment while the applicable dealer contract remains in place. Replacement parts may be returned on a limited basis. In the U.S. and Canada, if a dealer contract is terminated for any reason, CNH may be obligated to repurchase new equipment from the dealer.

For all sales, no significant uncertainty exists surrounding the purchaser’s obligation to pay for the equipment and replacement parts. CNH records appropriate allowance for credit losses and anticipated returns as necessary. Receivables are due upon the earlier of payment terms discussed below or sale to the retail customer. Fixed payment schedules exist for all sales to dealers, but payment terms vary by geographic market and product line. In connection with these payment terms, CNH offers wholesale financing to many of its dealers including “interest-free” financing for specified periods of time which also vary by geographic market and product line. Interest is charged to dealers after the completion of the “interest-free” period. In 2012, 2011 and 2010, “interest-free” periods averaged 2.4 months, 2.4 months, and 2.5 months, respectively, on 91%, 82%, and 84% of sales, respectively, for the agricultural equipment business. In 2012, 2011 and 2010, “interest-free” periods averaged 2.7 months, 2.6 months, and 2.9 months, respectively, on 73%, 67%, and 62% of sales, respectively, for the construction equipment business. Sales to dealers that do not qualify for an “interest-free” period are subject to payment terms of 30 days or less.

Shipping and other transportation costs are recorded in cost of sales.

Finance and interest income on retail and other notes receivables and finance leases is recorded using the effective yield method. Deferred costs on the origination of financing receivables are recognized as a reduction in finance revenue over the expected lives of the receivables using the effective yield method. Recognition of income on loans is suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs earlier. Interest accrual is resumed if the receivable becomes contractually current and collection doubts are removed. Previously suspended income is recognized at that time. The Company applies cash received on nonaccrual financing receivables to first reduce any unrecognized interest and then the recorded investment and any other fees. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Income from operating leases is recognized over the term of the lease on a straight-line basis.

Sales Allowances

Sales Allowances

CNH grants certain sales incentives to stimulate sales of its products to retail customers. The expense for such incentive programs is recorded as a deduction in arriving at the net sales amount at the time of the sale of the product to the dealer. The expense for new programs is accrued at the inception of the program. The amounts of incentives to be paid are estimated based upon historical data, estimated future market demand for products, field inventory levels, announced incentive programs, competitive pricing and interest rates, among other things.

Warranty Costs

Warranty Costs

At the time a sale of equipment or parts to a dealer is recognized, CNH records the estimated future warranty costs for the product, primarily basic warranty coverage. CNH determines its total warranty liability by applying historical claims rate experience to the estimated amount of equipment that has been sold and is still under warranty. Campaigns are formal post-production modification programs approved by management. The liabilities for such programs are recognized when approved, based on an estimate of the total cost of the program.

Advertising	Advertising CNH expenses advertising costs as incurred. Advertising expense totaled $160 million, $162 million, and $133 million for the years ended December 31, 2012, 2011, and 2010, respectively.
Research and Development	Research and Development Research and development costs are expensed as incurred.
Foreign Currency Translation

Foreign Currency Translation

Certain of CNH’s non-U.S. subsidiaries and affiliates maintain their books and accounting records using local currency as the functional currency. Assets and liabilities of these non-U.S. subsidiaries are translated into U.S. dollars at period-end exchange rates, and net exchange gains or losses resulting from such translation are included in “Accumulated other comprehensive income (loss)” in the accompanying consolidated balance sheets. Income and expense accounts of these non-U.S. subsidiaries are translated at the average exchange rates for the period. Gains and losses from foreign currency transactions are included in net income in the period during which they arise. Net foreign currency transaction gains and losses are reflected in “Other, net” in the accompanying consolidated statements of operations. For the years ended December 31, 2012, 2011, and 2010, the Company recorded a net loss of $66 million, $61 million and $17 million, respectively. For the year ended December 31, 2012, the Company also reclassified a foreign currency translation gain of $52 million previously deferred in accumulated other comprehensive loss into net income as a result of the sale of an investment in a foreign entity. For additional information, see “Note 6: Investment in Unconsolidated Subsidiaries and Affiliates”.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are highly liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates fair value because of the short maturity of these investments.

Restricted Cash

Restricted Cash

Restricted cash includes principal and interest payments from retail notes, wholesale receivables and commercial revolving accounts receivable owned by the consolidated VIEs that are payable to the VIEs’ investors, and cash pledged as a credit enhancement to the same investors. These amounts are held by depository banks in order to comply with contractual agreements.

Cash Flow Information

Cash Flow Information

All cash flows from the changes in trade accounts and notes receivable are classified as operating activities in the consolidated statements of cash flows as these receivables arise from sales to CNH’s customers. Cash flows from financing receivables that are related to sales to CNH’s dealers are also included in operating activities. CNH’s financing of receivables related to equipment sold by dealers is included in investing activities.

Cash payments for interest totaled $671 million, $800 million, and $838 million for the years ended December 31, 2012, 2011, and 2010, respectively.

CNH paid taxes of $469 million, $308 million, and $207 million in 2012, 2011, and 2010, respectively.

Deposits in Fiat Industrial Subsidiaries' and Fiat Subsidiaries' Cash Management Pools

Deposits in Fiat Industrial Subsidiaries’ and Fiat Subsidiaries’ Cash Management Pools (“Deposits with Fiat Industrial or Fiat”)

CNH accesses funds deposited in these accounts on a daily basis and has the contractual right to withdraw these funds on demand and terminate these cash management arrangements. The carrying value of Deposits with Fiat Industrial and Fiat approximates fair value based on the short maturity of these investments. For additional information on Deposits with Fiat Industrial or Fiat, see “Note 21: Related Party Information.”

Receivables

Receivables

Receivables are recorded at amortized cost, net of allowances for credit losses and deferred fees and costs.

Periodically, the Company sells or transfers retail notes, wholesale receivables and commercial revolving accounts receivable to funding facilities or in securitization transactions. In accordance with the accounting guidance regarding transfers of financial assets and the consolidation of VIEs, the majority of the retail notes, wholesale receivables and commercial revolving accounts receivable sold in securitizations do not qualify as sales and are recorded as secured borrowings with no gains or losses recognized at the time of securitization. Receivables associated with these securitization transactions and receivables that the Company has the ability and intent to hold for the foreseeable future are classified as held for investment. The substantial majority of our receivables, which include unrestricted receivables and restricted receivables for securitization investors, are classified as held for investment.

For those receivable securitizations that qualify as sales and are off-book, the Company retains interest-only strips, servicing rights and cash reserve accounts (collectively, “retained interests”), all of which are recorded at fair value. Changes in these fair values are recorded in other comprehensive income as an unrealized gain or loss on available-for-sale securities. With regards to other-than-temporary impairments (“OTTI”) of debt securities, any OTTI due to changes in the prepayment rate and the expected credit loss rate would be included in net income. An OTTI due to a change in the discount rates would be included in accumulated other comprehensive income.

Inventories

Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. The cost of finished goods and work-in-progress includes the cost of raw materials, other direct costs and production overheads.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred.

CNH evaluates the recoverability of the carrying amount of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If circumstances require a long-lived asset to be tested for possible impairment, CNH compares the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value.

Equipment on Operating Leases

Equipment on Operating Leases

Financial Services purchases leases and equipment from CNH dealers and other independent third parties that have leased equipment to retail customers under operating leases. Financial Services’ investment in operating leases is based on the purchase price paid for the equipment. Income from these operating leases is recognized over the term of the lease. The equipment is depreciated on a straight-line basis over the term of the lease to the estimated residual value at lease termination, which is estimated at the inception of the lease. Realization of the residual values is dependent on Financial Services’ future ability to re-market the equipment under then prevailing market conditions. Model changes and updates, as well as market strength and product acceptance, are monitored and adjustments are made to residual values in accordance with the significance of any such changes. Management believes that the estimated residual values are realizable. Expenditures for maintenance and repairs are the responsibility of the lessee.

Equipment returned to the Company upon termination of leases and held for subsequent sale or lease is recorded at the lower of net book value or estimated fair value of the equipment, less cost to sell, and is not depreciated.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired. Goodwill and indefinite-lived intangible assets are reviewed for impairment at least annually. During 2012 and 2011, the Company performed its annual impairment review as of December 31 and concluded that there was no impairment in either year.

Other intangibles consist primarily of acquired dealer networks, trademarks, product drawings, patents, and software. Other intangibles with indefinite lives principally consist of acquired trademarks which have no legal, regulatory, contractual, competitive, economic, or other factor that limits their useful life. Intangible assets with an indefinite useful life are not amortized. Other intangible assets with definite lives are being amortized on a straight-line basis over 5 to 30 years.

Reference is made to “Note 8: Goodwill and Other Intangibles” for further information regarding goodwill and other intangible assets.

Income Taxes

Income Taxes

The provision for income taxes is determined using the asset and liability method. CNH recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and tax contingencies estimated to be settled with taxing authorities within one year. A deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence.

Retirement Benefits

Retirement Benefits

CNH sponsors numerous defined benefit and defined contribution pension plans, the assets of which are held in separate trustee-administered funds. The pension plans are funded by payments from CNH. The cost of providing defined benefit pension and other postretirement benefits is calculated based upon actuarial valuations. The liability for termination indemnities is accrued in accordance with labor legislation in each country where such benefits are required. CNH contributions to defined contribution plans are charged to income during the period of the employee’s service.

Derivatives

Derivatives

CNH’s policy is to enter into derivative transactions to manage exposures that arise in the normal course of business and not for trading or speculative purposes. CNH records derivative financial instruments in the consolidated balance sheets as either an asset or a liability measured at fair value. The fair value of CNH’s foreign exchange derivatives is based on quoted market exchange rates, adjusted for the respective interest rate differentials (premiums or discounts). The fair value of CNH’s interest rate derivatives is based on discounting expected cash flows, using market interest rates, over the remaining term of the instrument. Changes in the fair value of derivative financial instruments are recognized in current income unless specific hedge accounting criteria are met. For derivative financial instruments designated to hedge exposure to changes in the fair value of a recognized asset or liability, the gain or loss is recognized in income in the period of change together with the offsetting loss or gain on the related hedged item. For derivative financial instruments designated to hedge exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative financial instrument’s gain or loss is initially reported in other comprehensive income (loss) and is subsequently reclassified into income when the forecasted transaction affects income. The ineffective portion of the gain or loss is recorded in income immediately. For derivative financial instruments that are not designated as hedges but held as economic hedges, the gain or loss is recognized immediately in income.

For derivative financial instruments designated as hedges, CNH formally documents the hedging relationship to the hedged item and its risk management strategy for all derivatives designated as hedges. This includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities contained in the consolidated balance sheets and linking cash flow hedges to specific forecasted transactions or variability of cash flow. CNH assesses the effectiveness of its hedging instruments both at inception and on an ongoing basis. If a derivative is determined not to be highly effective as a hedge, or the underlying hedged transaction is no longer probable of occurring, or the derivative is terminated, the hedge accounting described above is discontinued and the derivative is marked to fair value and recorded in income through the remainder of its term.

Reference is made to “Note 15: Financial Instruments,” for further information regarding CNH’s use of derivative financial instruments.

Share-Based Compensation Plans

Share-Based Compensation Plans

CNH recognizes all share-based compensation as an expense based on the fair value of each award on the grant date. CNH recognizes share-based compensation costs on a straight-line basis over the requisite service period for each separately vesting portion of an award.

Earnings Per Share

Earnings Per Share

In 2012, the Company applied the two-class method for calculating and presenting earnings per share. The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock according to dividends declared (or accumulated) and participation rights in undistributed earnings. Under this method:

(a)

Income from continuing operations (“net income”) is reduced by the amount of dividends declared in the current period for each class of stock and by the contractual amount of dividends that must be paid for the current period.

(b)

The remaining earnings (“undistributed earnings”) are allocated to common shares and common shares B to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. The total earnings allocated to each security is determined by adding together the amount allocated for dividends and the amount allocated for a participation feature.

(c)

The total earnings allocated to each security is then divided by the number of outstanding shares of the security to which the earnings are allocated to determine the earnings per share for the security.

(d)	Basic and diluted earnings per share (“EPS”) data are presented for each class of common stock.

In applying the two-class method, the Company determined that undistributed earnings should be allocated equally on a per share basis between the common shares and the common shares B due to the aggregate participation rights of the securities.

Basic earnings per share is based on the weighted average number of shares outstanding during each period. Diluted earnings per share is based on the weighted average number of shares and dilutive share equivalents outstanding during each period. Unvested performance-based awards are considered outstanding and included in the computation of diluted earnings per share based on the number of shares that would vest if the end of the reporting period were the end of the contingency period.

New Accounting Pronouncements Adopted

New Accounting Pronouncements Adopted

Troubled debt restructuring

In April 2011, the Financial Accounting Standards Board (“FASB”) issued accounting guidance that clarifies a creditor’s determination of troubled debt restructurings. A troubled debt restructuring occurs when a creditor grants a concession it would not otherwise consider to a debtor that is experiencing financial difficulties. The guidance clarifies what would be considered a concession by the creditor and financial difficulties of the debtor. Certain disclosures are required for transactions that qualify as troubled debt restructurings. This new guidance was effective for the Company on January 1, 2011. The disclosures required by this guidance have been included in these notes to the consolidated financial statements. For further information see “Note 3: Accounts and Notes Receivable”.

Comprehensive income

In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 increases the prominence of other comprehensive income in financial statements. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The standard initially required that reclassification adjustments from other comprehensive income be measured and presented by income statement line item on the face of the statement of operations. In December 2011, however, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05.” This standard defers the requirement to present components of reclassifications of other comprehensive income on the face of the statement of operations. The Company adopted these standards by consecutively presenting the consolidated statements of operations and the consolidated statements of comprehensive income for the years ended December 31, 2012, 2011 and 2010.

Fair value

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies existing fair value measurement concepts and continues the convergence towards a uniform framework for applying fair value measurement principles. This standard requires additional disclosures for fair value measurements, primarily Level 3 measurements. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011 and is to be applied prospectively. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements or footnote disclosures.

New Accounting Pronouncements Not Yet Adopted

New Accounting Pronouncements Not Yet Adopted

Accumulated other comprehensive income

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (ASU 2013-02”). ASU 2013-02 requires preparers to report information about reclassifications out of accumulated other comprehensive income. For significant items reclassified out of accumulated other comprehensive income to net income in their entirety in the same reporting period, reporting (either on the face of the statement where net income is presented or in the notes) is required about the effect of the reclassifications on the respective line items in the statement where net income is presented. For items that are not reclassified to net income in their entirety in the same reporting period, a cross reference to other disclosures currently required under US GAAP (e.g., pension amounts that are included in inventory) is required in the notes. The above information must be presented in one place (parenthetically on the face of the financial statements by income statement line item or in a note). Adoption of this standard is required in the Company’s 2013 consolidated financial statements and footnote disclosures and will not have a material impact.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Useful lives of the respective assets

Depreciation is recorded on a straight-line basis over the estimated useful lives of the respective assets as follows:

Category	Lives
Buildings and improvements	10 — 40 years
Machinery and equipment	5 — 25 years
Other equipment	3 — 10 years

Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Summary of accounts and notes receivables

A summary of accounts and notes receivable included in the accompanying consolidated balance sheets at December 31, 2012 and 2011, is as follows:

	2012	2011
	(in millions)
Retail and other notes receivable and finance leases	$2,588	$2,283
Wholesale receivables	1,477	1,336
Restricted receivables	11,882	10,792
Other accounts and notes receivable	669	485

Gross receivables	16,616	14,896
Less:
Allowance for credit losses	(448)	(405)
Current portion	(9,514)	(8,811)

Total long-term receivables, net	$6,654	$5,680

Maturities of long term receivables

Maturities of long-term receivables as of December 31, 2012 are as follows:

Amount
(in millions)
2014	$2,275
2015	1,863
2016	1,380
2017	869
2018 and thereafter	267

Total long-term receivables, net	$6,654

Restricted, off-book receivables and related retained interests

The following table summarizes the restricted and off-book receivables and the related retained interests as of December 31, 2012 and 2011:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2012	2011	2012	2011	2012	2011
	(in millions)
North America retail note receivables	$6,397	$5,501	$47	$108	$9	$18
Australia retail note receivables	884	932	—	—	—	—
North America wholesale receivables	3,176	2,884	—	—	—	—
Europe wholesale receivables	1,291	1,193	—	2	—	—
Australia wholesale receivables	134	101	—	—	—	—
North America commercial revolving account receivables	—	181	—	—	—	—

Total	$11,882	$10,792	$47	$110	$9	$18

Allowance for credit losses activity

Allowance for credit losses activity for the years ended December 31, 2012 and 2011 is as follows, in millions:

	2012
	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$252	$142	$11	$405
Charge-offs	(115)	(13)	(8)	(136)
Recoveries	61	1	3	65
Provision	82	42	1	125
Foreign currency translation and other	(11)	(1)	1	(11)

Ending balance	$269	$171	$8	$448

Ending balance: individually evaluated for impairment	$42	$114	$—	$156

Ending balance: collectively evaluated for impairment	$227	$57	$8	$292

Receivables:
Ending balance	$9,869	$6,078	$669	$16,616

Ending balance: individually evaluated for impairment	$69	$828	$—	$897

Ending balance: collectively evaluated for impairment	$9,800	$5,250	$669	$15,719

	2011
	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$406	$174	$15	$595
Charge-offs	(351)	(82)	(13)	(446)
Recoveries	23	6	3	32
Provision	200	43	6	249
Foreign currency translation and other	(26)	1	—	(25)

Ending balance	$252	$142	$11	$405

Ending balance: individually evaluated for impairment	$70	$76	$—	$146

Ending balance: collectively evaluated for impairment	$182	$66	$11	$259

Receivables:
Ending balance	$8,716	$5,514	$666	$14,896

Ending balance: individually evaluated for impairment	$103	$735	$—	$838

Ending balance: collectively evaluated for impairment	$8,613	$4,779	$666	$14,058

	2012	2011	2010
Allowance for credit losses:
Beginning balance	$405	$595	$393
Charge-offs	(136)	(446)	(170)
Recoveries	65	32	10
Provision	125	249	288
Foreign currency translation and other	(11)	(25)	74

Ending balance	$448	$405	$595

The aging of receivables

The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Given the uncertainty regarding the collection of the Brazilian retail agricultural receivables, CNH also monitors the credit risk specific to this portfolio. These receivables are monitored on a collective basis for impairment. The aging of receivables as of December 31, 2012 and 2011 is as follows:

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
	(in millions)
Retail
North America	$21	$5	$22	$48	$7,314	$7,362	$3
EAME & CIS	1	1	10	12	55	67	—
Latin America	3	2	92	97	1,297	1,394	—
APAC	1	2	2	5	1,041	1,046	1
Wholesale
North America	1	—	6	7	3,268	3,275	—
EAME & CIS	5	3	30	38	1,618	1,656	—
Latin America	1	1	3	5	734	739	—
APAC	7	4	36	47	361	408	17
Total
Retail	$26	$10	$126	$162	$9,707	$9,869	$4

Wholesale	$14	$8	$75	$97	$5,981	$6,078	$17

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
	(in millions)
Retail
North America	$25	$7	$32	$64	$6,192	$6,256	$3
EAME & CIS	2	1	21	24	121	145	—
Latin America	4	2	141	147	1,101	1,248	—
APAC	2	1	3	6	1,061	1,067	2
Wholesale
North America	2	2	5	9	2,873	2,882	1
EAME & CIS	5	3	32	40	1,566	1,606	—
Latin America	10	4	5	19	632	651	—
APAC	14	4	48	66	309	375	22
Total
Retail	$33	$11	$197	$241	$8,475	$8,716	$5

Wholesale	$31	$13	$90	$134	$5,380	$5,514	$23

Investment in Impaired receivables

Impaired receivables are receivables for which CNH has determined it will not collect all the principal and interest payments as per the terms of the contract. As of December 31, 2012 and 2011, CNH’s recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(in millions)
With no related allowance recorded
Retail
North America	$6	$6		$7	$7
EAME & CIS	—	—		—	—
Latin America	—	—		—	—
APAC	—	—		—	—
Wholesale
North America	—	—		—	—
EAME & CIS	157	157		87	87
Latin America	—	—		—	—
APAC	6	6		4	4
With an allowance recorded
Retail
North America	43	38	28	66	61	$43
EAME & CIS	16	16	11	23	23	21
Latin America	—	—	—	—	—	—
APAC	4	4	3	7	7	6
Wholesale
North America	64	63	12	60	58	13
EAME & CIS	455	455	52	491	491	37
Latin America	98	94	20	73	71	14
APAC	48	47	30	20	18	12
Total
Retail	$69	$64	$42	$103	$98	$70

Wholesale	$828	$822	$114	$735	$729	$76

Average recorded investment in impaired receivables individually evaluated for impairment and the related interest recognized

For the years ended December 31, 2012 and 2011, the Company’s average recorded investment in impaired receivables individually evaluated for impairment (based on a thirteen month average) and the related interest income recognized is as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(in millions)
With no related allowance recorded
Retail
North America	$5	$—	$3	$—
EAME & CIS	—	—	—	—
Latin America	—	—	—	—
APAC	—	—	—	—
Wholesale
North America	—	—	—	—
EAME & CIS	165	—	89	—
Latin America	—	—	—	—
APAC	7	—	3	—
With an allowance recorded
Retail
North America	52	3	82	4
EAME & CIS	23	1	25	1
Latin America	—	—	—	—
APAC	4	—	8	1
Wholesale
North America	77	3	72	2
EAME & CIS	516	1	499	1
Latin America	93	8	77	6
APAC	57	1	21	1
Total
Retail	$84	$4	$118	$6

Wholesale	$915	$13	$761	$10

Receivables on nonaccrual status

The receivables on nonaccrual status as of December 31, 2012 and 2011 are as follows, in millions:

	2012			2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
North America	$29	$61	$90	$55	$55	$110
EAME & CIS	10	29	39	21	33	54
Latin America	95	1	96	143	—	143
APAC	1	20	21	2	14	16

Historical loss and delinquency amounts for financial services

Historical loss and delinquency amounts for the Company’s managed receivables for 2012 and 2011 are as follows:

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
	(in millions)
2012
Type of receivable:
Retail and other notes and finance leases	$12,282	$237	$58
Wholesale	5,835	24	5

Total managed receivables	$18,117	$261	$63

Comprised of receivables:
Held in portfolio	$15,772
Serviced for Equipment Operations	91
Serviced for joint ventures	2,012
Serviced for others under BNDES program	195
Sold	47

Total managed receivables	$18,117

2011
Type of receivable:
Retail and other notes and finance leases	$11,874	$324	$339
Wholesale	5,215	45	44

Total managed receivables	$17,089	$369	$383

Comprised of receivables:
Held in portfolio	$14,636
Serviced for Equipment Operations	192
Serviced for joint ventures	1,841
Serviced for others under BNDES program	310
Sold	110

Total managed receivables	$17,089

Wholesale Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Wholesale portfolio by its credit quality indicators

A breakdown of the wholesale portfolio by its credit quality indicators as of December 31, 2012 and 2011 is as follows, in millions:

	2012	2011
A	$2,866	$2,348
B	1,890	1,683
C	663	697
D	659	786

Total	$6,078	$5,514

Retail Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Wholesale portfolio by its credit quality indicators

A breakdown of the retail portfolio by the customers’ risk grade at the time of origination as of December 31, 2012 and 2011 is as follows, in millions:

	2012	2011
Titanium	$4,471	$3,616
Platinum	2,860	2,839
Gold	1,576	1,363
Silver	575	441
Bronze	387	457

Total	$9,869	$8,716

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

Inventories as of December 31, 2012, and 2011 consist of the following:

	2012	2011
	(in millions)
Raw materials	$1,027	$1,129
Work-in-process	226	218
Finished goods	2,481	2,315

Total inventories	$3,734	$3,662

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment

A summary of property, plant and equipment as of December 31, 2012, and 2011 is as follows:

	2012	2011
	(in millions)
Land, buildings and improvements	$1,144	$1,049
Machinery and equipment	3,117	2,903
Other equipment	487	399
Construction in progress	235	167

Gross property, plant and equipment	4,983	4,518
Accumulated depreciation	(2,763)	(2,582)

Net property, plant and equipment	$2,220	$1,936

Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Subsidiaries and Affiliates [Abstract]
Summary of investments in unconsolidated subsidiaries and affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2012, and 2011 is as follows:

	2012	2011
	(in millions)
Equity method	$340	$501
Cost method	5	5

Total	$345	$506

Summary of results of operations reported by the investees

A summary of the combined results of operations and financial position as reported by the investees that CNH accounts for using the equity method is as follows:

	For the Years Ended December 31,
	2012	2011	2010
	(in millions)
Net revenue	$1,856	$5,697	$4,374
Finance and interest income	63	67	62

Total revenue	$1,919	$5,764	$4,436

Gross profit	$388	$1,312	$1,022

Operating income	$311	$663	$577

Net income	$243	$320	$301

Summary of results of financial position as reported by the investees

	As of December 31,
	2012	2011
	(in millions)
Current assets	$1,938	$5,658
Noncurrent assets	1,339	1,311

Total assets	$3,277	$6,969

Current liabilities	$1,347	$4,733
Noncurrent liabilities	1,116	749

Total liabilities	$2,463	$5,482

Total equity	$814	$1,487

Equipment on Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Equipment on Operating Leases [Abstract]
Summary of equipment on operating leases

A summary of equipment on operating leases as of December 31, 2012, and 2011 is as follows:

	2012	2011
	(in millions)
Equipment on operating leases	$951	$854
Accumulated depreciation	(184)	(188)

Net equipment on operating leases	$767	$666

Lease payments owed for equipment under operating leases	Lease payments owed to CNH for equipment under non-cancelable operating leases as of December 31, 2012, are as follows:

Amount
(in millions)
2013	$101
2014	62
2015	25
2016	10
2017	2

Total	$200

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangibles [Abstract]
Changes in the carrying amount of goodwill

Changes in the carrying amount of goodwill, for the years ended December 31, 2012, and 2011 are as follows:

	Agricultural Equipment Segment	Construction Equipment Segment	Financial Services Segment	Total
	(in millions)
Balance at January 1, 2011	$1,666	$567	$152	$2,385
Acquisition	—	35	—	35
Impact of foreign exchange	(2)	(5)	—	(7)

Balance at December 31, 2011	1,664	597	152	2,413
Acquisition	—	—	—	—
Impact of foreign exchange	2	—	1	3

Balance at December 31, 2012	$1,666	$597	$153	$2,416

Other intangible assets and related accumulated amortization

As of December 31, 2012, and 2011, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		2012			2011
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Engineering Drawings	20	$377	$262	$115	$376	$245	$131
Dealer Networks	25	226	113	113	230	104	126
Software	5	478	369	109	436	333	103
Other	10 – 30	86	42	44	78	39	39

		1,167	786	381	1,120	721	399

Other intangible assets not subject to amortization:
Trademarks		272	—	272	272	—	272

Total other intangible assets		$1,439	$786	$653	$1,392	$721	$671

Credit Facilities and Debt (Tables)	12 Months Ended
Dec. 31, 2012
Credit Facilities and Debt [Abstract]
CNHs credit facilities

The following table summarizes CNH’s credit facilities, borrowings thereunder and availability at December 31, 2012:

	Currency	Maturity(A)	Committed (C)/ Uncommitted (U)	Total Facility	Equipment Operations			Financial Services			Consolidated			Total Available	Guarantor
					Short- term	Current Maturities	Long- term	Short- term	Current Maturities	Long- term	Short- term	Current Maturities	Long- term
BNDES Financing
BNDES Subsidized Financing	BRL	Various from Jan-13 to Nov-20	C	$1,100	$—	$—	$—	$—	$313	$756	$—	$313	$756	$31	Fiat Ind.	(C)

Subtotal				1,100	—	—	—	—	313	756	—	313	756	31
Committed Asset-Backed Facilities
Retail Securitization(B)	USD	Sep-14	C	1,200	—	—	—	—	92	274	—	92	274	834
Retail Securitization(B)	CAD	Dec-14	C	502	—	—	—	—	65	258	—	65	258	179
Retail Securitization(B)	AUD	Mar-13	C	664	—	—	—	—	163	306	—	163	306	195
Wholesale VFN	USD	Various from Mar-13 through Nov-13	C	1550	—	—	—	1,550	—	—	1,550	—	—	—
Wholesale VFN	CAD	Dec-14	C	588	—	—	—	549	—	—	549	—	—	39
Wholesale VFN	AUD	Dec-13	C	208	—	—	—	134	—	—	134	—	—	74
Wholesale Securitization .	EUR	Aug-15	C	657	—	—	—	—		484	—		484	173
Operating Lease	USD	Dec-13	C	100	—	—	—	—	14	83	—	14	83	3

Subtotal				5,469	—	—	—	2,233	334	1,405	2,233	334	1,405	1,497
Other Third Party Facilities
Revolving Credit Facilities	USD	Various from Dec-2013 to Jul-2016	C	650	—	73	—	—	—		—	73		577
Various Credit Lines—Latin America	Multiple	Various from Jan-2013 to Dec-2017	C	363	—	183	159	—	—	—	—	183	159	21
Factoring Lines	Multiple	Various from Jan-2013 through Feb-2017	U	1,302	10	—	—	751	22	12	761	22	12	507
Credit Lines—Australia	AUD	Jan-13 and Sep-13	C	125	—	—	—	125	—	—	125	—	—	—	Fiat Ind.	(D)
Other Credit Lines	Multiple	Various from Jan-13 to Dec-13	U/C	89	33	—	—	—	—	—	33	—	—	56

Subtotal				2,529	43	256	159	876	22	12	919	278	171	1,161
Fiat Industrial Facilities
Credit Lines with Fiat Industrial	Multiple	Various from Jan-13 to Mar-17	U	1,955	7	—	—	203	7	3	210	7	3	1,735
Subtotal				1,955	7	—	—	203	7	3	210	7	3	1,735

Total Credit Facilities				$11,053	$50	$256	$159	$3,312	$676	$2,176	$3,362	$932	$2,335	$4,424

Amount above with or guaranteed by Fiat Industrial Subsidiaries				$2,847	$7	$—	$—	$265	$81	$759	$272	$81	$759	$1,735

(A)	Maturity Dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.
(B)	U.S., Australia and Canada Retail and Operating Lease financings are paid only as the underlying receivables are collected.
(C)

$830 million (1.7 billion Brazilian Reals) of total facility of $1.1 billion is guaranteed by Fiat Industrial. BNDES has increased the total facility amount for the period January 1, 2013 to June 30, 2013 by $293 million to $1.4 billion.

(D)	$62 million (60 million Australian dollars) of $125 million is guaranteed by Fiat Industrial.

Short-term debt

A summary of short-term debt, as of December 31, 2012, and 2011 is as follows:

	2012			2011
	Equipment Operations	Financial Services	Consolidated	Equipment Operations	Financial Services	Consolidated
	(in millions)
Drawn under credit facilities	$50	$3,312	$3,362	$65	$3,612	$3,677
Short-term debt—Fiat Industrial subsidiaries	95	8	103	73	86	159
Short-term debt—other	216	116	332	6	230	236
Intersegment short-term debt	—	1,922	—	95	1,394	—

Total short-term debt	$361	$5,358	$3,797	$239	$5,322	$4,072

Long-Term Debt

A summary of long-term debt as of December 31, 2012 and 2011, including long-term drawings under credit lines, is as follows:

	2012			2011
	Equipment Operations	Financial Services	Consolidated	Equipment Operations	Financial Services	Consolidated
	(in millions)
Notes:
Payable in 2013, interest rate of 7.750% (*)	$999	$—	$999	$997	$—	$997
Payable in 2016, interest rate of 7.250% (*)	257	—	257	259	—	259
Payable in 2017, interest rate of 7.875% (*)	1,575	—	1,575	1,552	—	1,552
Payable in 2016, interest rate of 6.250%	—	500	500	—	500	500
Payable in 2015, interest rate of 3.875%	—	750	750	—	—	—
Notes with Fiat Industrial subsidiaries:
Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013	19	15	34	65	223	288
Credit Facilities:
Drawn amounts under credit facilities (excluding asset-backed facilities)	415	1,113	1,528	775	922	1,697
Asset-backed facilities, of which $334 million is due in 2013	—	1,739	1,739	—	606	606
Other Debt:
Asset-backed debt, of which $2,098 million is due in 2013	—	6,534	6,534	—	6,919	6,919
Other debt	108	242	350	8	212	220
Intersegment debt	554	554	—	598	599	—

Total long-term debt	3,927	11,447	14,266	4,254	9,981	13,038
Less-current maturities	(1,275)	(2,857)	(4,132)	(682)	(3,730)	(4,412)

Total long-term debt excluding current maturities	$2,652	$8,590	$10,134	$3,572	$6,251	$8,626

(*)	Includes unamortized discount and swap adjustments

Long-term Debt, Fiscal Year Maturity

A summary of the minimum annual repayments of long-term debt as of December 31, 2012, for 2014 and thereafter is as follows:

	Equipment Operations	Financial Services	Consolidated
	(in millions)
2014	$130	$2,703	$2,833
2015	70	3,053	3,123
2016	299	1,826	2,125
2017	1,592	331	1,923
2018 and thereafter	7	123	130
Long-Term Intersegment	554	554	—

Total	$2,652	$8,590	$10,134

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates

The sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012	2011	2010
	(in millions)
The Netherlands source	$14	$32	$17
Foreign sources	1,438	1,119	399

Income before taxes and equity in income of unconsolidated subsidiaries and affiliates	$1,452	$1,151	$416

Provision for income taxes

The provision for income taxes for the years ended December 31, 2012, 2011, and 2010 consisted of the following:

	2012	2011	2010
	(in millions)
Current income taxes	$488	$217	$105
Deferred income taxes	(65)	126	(28)

Total income tax provision	$423	$343	$77

A reconciliation of CNHs statutory and effective income tax rate

A reconciliation of CNH’s statutory and effective income tax rate for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Tax provision at the Netherlands statutory rate	25%	25%	26%
Foreign income taxed at different rates	7	9	15
Change in valuation allowance	—	(3)	(9)
Withholding taxes	2	3	6
Tax contingencies	3	(1)	(16)
Tax credits and incentives	(9)	(4)	(10)
Tax rate and legislative changes	—	1	6
Other	1	—	1

Total income tax provision	29%	30%	19%

The components of net deferred tax assets

The components of net deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
	(in millions)
Deferred tax assets:
Pension, postretirement and post employment benefits	$491	$535
Marketing and sales incentive programs	355	317
Allowance for credit losses	146	128
Inventories	124	86
Warranty and campaigns	101	79
Accrued liabilities	344	318
Tax loss carry forwards	555	542
Less: Valuation allowances	(474)	(443)

Total deferred tax assets	$1,642	$1,562

Deferred tax liabilities:
Other intangible assets	190	197
Property, plant and equipment	355	340
Inventories	103	99
Other	84	54

Total deferred tax liabilities	732	690

Net deferred tax assets	$910	$872

Net deferred tax assets are reflected in the accompanying consolidated balance sheets

Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2012 and 2011 as follows:

	2012	2011
	(in millions)
Current deferred tax asset	$659	$645
Other assets	447	542
Other accrued liabilities	(59)	(129)
Other liabilities	(137)	(186)

Net deferred tax asset	$910	$872

Reconciliation of the gross amounts of tax contingencies

A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2012	2011
	(in millions)
Balance, beginning of year	$305	$312
Additions based on tax positions related to the current year	72	36
Additions for tax positions of prior years	2	36
Reductions for tax positions of prior years	(81)	(53)
Reductions for tax positions as a result of lapse of statute	(3)	(25)
Settlements	(26)	(1)

Balance, end of year	$269	$305

Employee Benefit Plans and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans and Postretirement Benefits [Abstract]
Defined benefit pension plans and postretirement health and life insurance plans

The following summarizes data from CNH’s defined benefit pension plans and postretirement health and life insurance plans for the years ended December 31, 2012 and 2011:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
	(in millions)
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	$2,866	$2,807	$1,173	$1,156
Service cost	23	25	9	9
Interest cost	129	143	52	58
Plan participants’ contributions	2	2	6	6
Actuarial loss	242	90	39	23
Gross benefits paid	(188)	(190)	(80)	(79)
Plan amendments	12	—	—	—
Currency translation adjustments and other	58	(11)	4	—

Actuarial present value of benefit obligation at end of year	3,144	2,866	1,203	1,173

Change in plan assets:
Plan assets at fair value at beginning of year	2,135	2,071	81	74
Actual return on plan assets	204	124	12	16
Employer contributions	128	126	70	63
Plan participants’ contributions	2	2	6	6
Gross benefits paid	(188)	(190)	(80)	(79)
Currency translation adjustments and other	41	2	3	1

Plan assets at fair value at end of year	2,322	2,135	92	81

Funded status:	$(822)	$(731)	$(1,111)	$(1,092)

Net amounts recognized in the consolidated balance sheets

Net amounts recognized in the consolidated balance sheets as of December 31, 2012 and 2011 consist of:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
	(in millions)
Non-current assets	$7	$6	$—	$—
Current liabilities	(39)	(36)	(75)	(80)
Non-current liabilities	(790)	(701)	(1,036)	(1,012)

Net liability recognized at end of year	$(822)	$(731)	$(1,111)	$(1,092)

Pre-tax amounts recognized in accumulated other comprehensive income (loss)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2012 consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Unrecognized actuarial losses	$(988)	$(237)
Unrecognized prior service (cost) credit	(10)	34

Total	$(998)	$(203)

Accumulated benefit obligations in excess of plan assets

The following table summarizes CNH’s pension plans with accumulated benefit obligations in excess of plan assets:

	December 31,
	2012	2011
	(in millions)
Accumulated benefit obligation	$2,982	$2,720

Fair value of plan assets	$2,206	$2,021

Projected benefit obligations in excess of plan assets

The following table summarizes CNH’s pension plans with projected benefit obligations in excess of plan assets:

	December 31,
	2012	2011
	(in millions)
Projected benefit obligation	$3,035	$2,759

Fair value of plan assets	$2,206	$2,021

Net periodic benefit cost

The following summarizes the components of net periodic benefit cost of CNH’s defined benefit pension plans and postretirement health and life insurance plans for the years ended December 31, 2012, 2011, and 2010:

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
	(in millions)
Service cost	$23	$25	$24	$9	$9	$9
Interest cost	129	143	144	52	58	60
Expected return on assets	(147)	(148)	(137)	(6)	(6)	(5)
Amortization of:
Prior service cost (credit)	3	2	2	(14)	(26)	(41)
Actuarial loss	69	62	66	20	21	15

Net periodic benefit cost	77	84	99	61	56	38
Curtailment and settlement loss (gain) and other	2	—	1	—	—	(1)

Net periodic benefit cost	$79	$84	$100	$61	$56	$37

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligation

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations recognized in other comprehensive loss during 2012 consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Net periodic benefit cost recognized in net income	$(79)	$(61)
Other changes in plan assets and benefit obligations:
Net actuarial loss	(185)	(33)
Amortization of actuarial loss	69	20
Amortization of prior service cost (credit)	3	(14)
Prior service cost	(11)	—
Currency translation adjustments and other	(11)	(1)

Total recognized in other comprehensive loss	(135)	(28)

Total recognized	$(214)	$(89)

Pre-tax amounts expected to be amortized from accumulated other comprehensive income (loss)

Pre-tax amounts expected to be amortized in 2013 from accumulated other comprehensive loss consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Actuarial losses	$76	$22
Prior service cost (credit)	2	(12)

Total	$78	$10

Assumptions utilized in determining the funded status and net periodic cost of defined benefit pension plans and other postretirement benefit plans

The following assumptions were utilized in determining the funded status as at December 31, 2012 and 2011, and the net periodic benefit cost of CNH’s defined benefit pension plans and other postretirement benefit plans for the years ended December 31, 2012, 2011, and 2010:

	2012		2011		2010
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Assumptions used to determine funded status at December 31:
Weighted-average discount rates	3.78%	3.80%	4.64%	4.57%
Rate of increase in future compensation	3.13%	3.50%	3.32%	3.50%
Assumptions used to determine expense for the years ended December 31:
Weighted-average discount rates	4.64%	4.57%	5.17%	5.18%	5.51%	5.26%
Rate of increase in future compensation	3.32%	3.50%	3.39%	3.50%	3.42%	3.50%
Weighted-average, long-term rates of return on plan assets	6.94%	7.25%	7.13%	7.50%	7.34%	7.75%

Assumed health care trend rates utilized in determining funded status and net periodic benefit cost of CNHs postretirement health and life insurance plans

The following assumed health care trend rates were utilized in determining the funded status as of December 31, 2012 and 2011, and net periodic benefit cost of CNH’s postretirement health and life insurance plans for the years ended December 31, 2012, 2011, and 2010:

	2012		2011		2010
	U.S. Plans	Canadian Plan	U.S. Plans	Canadian Plan	U.S. Plans	Canadian Plan
Assumptions used to determine funded status at December 31:
Weighted-average, assumed initial healthcare cost trend rate	7.01%	7.50%	7.51%	8.00%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2017	2018	2017	2018
Assumptions used to determine expense for the years ended December 31:
Weighted-average, assumed initial healthcare cost trend rate	7.51%	8.00%	8.00%	8.50%	8.50%	9.00%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2017	2018	2017	2018	2017	2018

Effect of a one percentage point change in the assumed healthcare cost trend rates

A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2012 net postretirement benefit expense	$7	$(5)
Total increase/(decrease) in accumulated postretirement benefit obligation as of December 31, 2012	$152	$(115)

Weighted average target asset allocation for all plans	Weighted average target asset allocation for all plans for 2012 are as follows:

All Plans
Asset category:
Equity securities	33%
Debt securities	52%
Cash/Other	15%

Summary the fair value of plan assets by asset category and level within the fair value hierarchy

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2012:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$139	$139	$—	$—
U.S. equities—Mid cap	45	45	—	—
U.S. equities—Small cap	67	67	—	—
Non-U.S. equities	26	26	—	—

Total equity securities	277	277	—	—

Fixed income securities:
U.S. government bonds	248	247	1	—
U.S. corporate bonds	251	—	251	—
Non-U.S. government bonds	409	25	384	—
Non-U.S. corporate bonds	81	—	81	—
Mortgage backed securities	7	—	7	—
Other fixed income	21	—	21	—

Total fixed income securities	1,017	272	745	—

Other types of investments:
Mutual funds(A)	716	—	716	—
Investment funds(B)	350	—	350	—
Insurance contracts	25	—	—	25
Derivatives:
Credit default swaps—Assets	1	—	1	—

Credit default swaps—net value	1	—	1	—
Total other types of investments	1,092	—	1,067	25

Cash:	28	2	26	—

Total	$2,414	$551	$1,838	$25

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2011:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$119	$119	$—	$—
U.S. equities—Mid cap	45	45	—	—
U.S. equities—Small cap	58	58	—	—
Non-U.S. equities—Large cap	10	10	—	—

Total equity securities	232	232	—	—

Fixed income securities:
U.S. government bonds	246	229	17	—
U.S. corporate bonds	267	—	267	—
Non-U.S. government bonds	301	25	276	—
Non-U.S. corporate bonds	52	—	52	—
Mortgage backed securities	7	—	7	—
Other fixed income	2	—	2	—

Total fixed income securities	875	254	621	—

Other types of investments:
Mutual funds(A)	704	—	704	—
Investment funds(B)	336	—	336	—
Insurance contracts	27	—	—	27
Derivatives:
Credit default swaps—Assets	5	—	5	—
Credit default swaps—Liabilities	(6)	—	(6)	—

Credit default swaps—net value	(1)	—	(1)	—
Total other types of investments	1,066	—	1,039	27

Cash:	43	3	40	—

Total	$2,216	$489	$1,700	$27

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.

Changes in the Level 3 plan assets

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2012:

Insurance Contracts
Balance at December 31, 2011	$27
Actual return on plan assets relating to assets still held at reporting date	1
Purchases	3
Settlements	(5)
Currency impact	(1)

Balance at December 31, 2012	$25

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2011:

Insurance Contracts
Balance at December 31, 2010	$16
Purchases, issuances and settlements	12
Transfers out of Level 3	(1)

Balance at December 31, 2011	$27

Cash flows related to total benefits expected to be paid

The following summarizes cash flows related to total benefits expected to be paid from the plans or from Company assets, as well as expected Medicare Part D subsidy receipts:

	Pension Benefits	Other Postretirement Benefits	Medicare Part D Reimbursement
	(in millions)
Employer contributions:
2013 (expected)	$133	$80	N/A

Expected benefit payments/(reimbursements):
2013	$195	$90	$(2)
2014	190	92	(2)
2015	192	93	(3)
2016	189	93	(3)
2017	192	92	(3)
2018 – 2022	973	415	(20)

Total	$1,931	$875	$(33)

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Summary of other accrued liabilities

A summary of other accrued liabilities as of December 31, 2012 and 2011 is as follows:

	2012	2011
	(in millions)
Marketing and sales incentive programs	$1,137	$1,028
Value-added taxes and other taxes payable	586	974
Warranty and campaigns	474	404
Accrued payroll	316	311
Legal reserves	210	229
Accrued income tax liability	125	140
Deferred income	171	143
Accrued interest	82	77
Defined benefit and other retirement plan obligations	139	141
Current deferred tax liability	59	129
Customer advances	80	83
Other	350	264

Total accrued liabilities	$3,729	$3,923

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Minimum rental commitments under non cancelable operating leases with lease terms in excess of one year

Minimum rental commitments at December 31, 2012, under non-cancelable operating leases with lease terms in excess of one year are as follows:

Amount
(in millions)
2013	$45
2014	31
2015	34
2016	24
2017	22
2018 and beyond	52

Total minimum rental commitments	$208

Financial services has various agreements to extend credit

At December 31, 2012, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Private label commercial revolving accounts	$3,946	$221	$3,725
Wholesale and dealer financing	$6,240	$3,406	$2,834

Basic warranty and accruals modification program

A summary of recorded activity for the years ended December 31, 2012 and 2011 for the basic warranty and accruals for modification programs are as follows:

	2012	2011
	(in millions)
Balance, beginning of year	$404	$350
Current year additions	498	448
Claims paid	(427)	(380)
Currency translation adjustment	(1)	(14)

Balance, end of year	$474	$404

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Fair values of Derivatives

Financial Statement impact of CNH Derivatives

The fair values of CNH’s derivatives as of December 31, 2012 and 2011 in the consolidated balance sheets are recorded as follows:

	2012	2011
	(in millions)
Derivatives Designated as Hedging Instruments:
Current assets – Prepayments and other:
Foreign exchange contracts:
Equipment Operations	$25	—
Interest rate derivatives:
Equipment Operations	7	—
Other assets:
Foreign exchange contracts:
Equipment Operations	—	$23
Interest rate derivatives:
Equipment Operations	83	73

Total assets	$115	$96

Current liabilities – Accrued liabilities:
Foreign exchange contracts:
Equipment Operations	$39	—
Other liabilities:
Foreign exchange contracts:
Equipment Operations	2	$85
Interest rate derivatives:
Financial Services	22	19

Total liabilities	$63	$104

Derivatives Not Designated as Hedging Instruments:
Current assets – Prepayments and other:
Foreign exchange contracts:
Equipment Operations	$22	—
Other assets:
Foreign exchange contracts:
Equipment Operations	—	$12
Interest rate derivatives:
Financial Services	2	4

Total assets	$24	$16

Current liabilities – Accrued liabilities:
Foreign exchange contracts:
Equipment Operations	$18	—
Other liabilities:
Foreign exchange contracts:
Equipment Operations	—	$11
Financial Services	—	2
Interest rate derivatives:
Financial Services	3	3

Total liabilities	$21	$16

Pre tax gains losses on consolidated statements of operation

Pre-tax gains (losses) on the consolidated statements of operations related to CNH’s derivatives for the year ended December 31, 2012, 2011 and 2010 are recorded in the following accounts:

	2012	2011	2010
	(in millions)
Fair Value Hedges
Interest rate derivatives—Other, net	$17	$76	$(3)
Gains/(losses) on hedged items—Other, net	(17)	(75)	3

Cash Flow Hedges
Recognized in accumulated other comprehensive income (Effective Portion):
Foreign exchange contracts—accumulated other comprehensive income	$(36)	$(18)	$(44)
Interest rate derivatives—accumulated other comprehensive income	(5)	(40)	(33)
Reclassified from accumulated other comprehensive income (Effective Portion):
Foreign exchange contracts—Net sales	(8)	(26)	(15)
Foreign exchange contracts—Cost of goods sold	(66)	50	(20)
Interest rate derivatives—Interest expense	(8)	(21)	(41)
Recognized directly in income (amounts excluded from effectiveness testing and ineffective portion):
Foreign exchange contracts—Other, net	(12)	(6)	(29)
Interest rate derivatives—Other, net	2	(3)	(7)

Not Designated as Hedges
Foreign exchange contracts—Other, net	$63	$22	$19
Interest rate derivatives—Other, net	—	(1)	—

Fair value hierarchy levels of assets and liabilities value on recurring basis

The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	Level 2		Level 3		Total
	2012	2011	2012	2011	2012	2011
	(in millions)
Assets
Foreign exchange derivatives	$47	$35	$—	$—	$47	$35
Interest rate derivatives	92	77	—	—	92	77
Retained interests	—	—	9	18	9	18

Total assets	$139	$112	$9	$18	$148	$130

Liabilities
Foreign exchange derivatives	$59	$98	$—	$—	$59	$98
Interest rate derivatives	25	22	—	—	25	22

Total liabilities	$84	$120	$—	$—	$84	$120

Changes in the Level 3 fair-value category

The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2012 and 2011:

	Retained Interests	Derivative Financial Instruments
	(in millions)
Balance at December 31, 2010	$39	$(5)
Total gains or losses (realized / unrealized)
Included in earnings	—	5
Included in other comprehensive income (loss)	1	—
Settlements	(22)	—

Balance at December 31, 2011	$18	$—
Total gains or losses (realized / unrealized)
Included in earnings	1	—
Included in other comprehensive income (loss)	1	—
Settlements	(11)	—

Balance at December 31, 2012	$9	$—

Estimated fair market values of financial instruments not carried at fair value in consolidated balance

The estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets as of December 31, 2012 and 2011 are as follows:

	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Retail finance accounts receivable	$9,201	$9,619	$8,221	$8,679
Long-term public debt, excluding current maturities	$3,082	$3,417	$3,308	$3,626
Long-term asset backed debt, excluding current maturities	$5,854	$5,952	$4,272	$4,316
Other long-term debt, excluding current maturities	$1,198	$1,173	$1,047	$985

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Changes in common shares issued

During the years ended December 31, 2012 and 2011, changes in CNH common shares issued were as follows:

	Common Shares
	2012	2011
	(in thousands)
Issued as of beginning of year	239,871	238,588
Issuances of CNH Common Shares:
Shares issued to Directors	8	32
Stock-based compensation	2,611	1,251
Conversion of common shares into common shares B	(211,866)	—

Issued as of end of year	30,624	239,871

Option And Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-based share activity

The following table reflects performance-based share activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	2,020,000	$35.07
Granted	135,938	40.67
Forfeited	(231,200)	36.71
Vested	—	—

Nonvested at end of year	1,924,738	35.27

Restricted-based share activity

The following table reflects restricted share activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	470,269	$30.15
Granted	188,933	43.64
Forfeited	(34,887)	30.41
Vested	(181,077)	30.99

Nonvested at end of year	443,238	35.54

Weighted-average assumptions used under the Black-Scholes

The weighted-average assumptions used under the Black-Scholes pricing model for options issued under the CNH EIP were as follows:

	2012	2011	2010
Risk-free interest rate	0.40%	1.40%	1.90%
Dividend yield	0.00%	0.30%	0.50%
Stock price volatility	51.70%	75.10%	74.10%
Option life (years)	3.39	3.81	3.73

Weighted average grant date fair values of stock options

Based on this model, the weighted-average grant date fair values of stock options awarded for the years ended December 31, 2012, 2011, and 2010 were as follows:

	2012	2011	2010
CNH EIP	$13.79	$26.24	$16.10

Additional share-based compensation information

The table below provides additional share-based compensation information for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
	(in millions)
Total intrinsic value of options exercised	$45	$28	$15
Fair value of shares vested	$7	$3	$—
Cash received from share award exercises	$68	$31	$21
Tax benefit of options exercised and shares vested	$3	$3	$3

CNH EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option activity

The following table reflects option activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	6,125,413	$33.49
Granted	1,114,725	41.30
Forfeited	(145,970)	38.33
Expired	(324)	21.20
Exercised	(2,478,727)	27.53

Outstanding at end of year	4,615,117	40.45

Exercisable at end of year	1,516,240	39.66

Outstanding stock options

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2012:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$13.58–$29.99	188,990	2.1	$13.58	$5,047,923	188,990	2.1	$13.58	$5,047,923
$30.00–$41.99	2,263,852	4.0	35.90	10,461,974	391,532	2.9	32.18	3,176,467
$42.00–$57.30	2,162,275	3.6	47.57	—	935,718	3.0	48.06	—

				$15,509,897				$8,224,390

(A)

The difference between the exercise price of share-based compensation and the year-end market price of CNH common shares of $40.29. No amount is shown for awards with an exercise price that is greater than the year-end market price.

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Reconciles numerator and denominator of the basic and diluted earnings per share

	Common shares	Common shares B	Total
	(in millions, except per share data)
Basic:
Net income attributable to CNH Global N.V.	$151	$991	$1,142

Weighted average shares outstanding—basic	28.9	211.9	240.8

Basic earnings per share attributable to CNH Global N.V. common shares and common shares B	$4.68	$4.68

Diluted:
Net income attributable to CNH Global N.V.	$151	$991	$1,142

Weighted average shares outstanding—basic	28.9	211.9	240.8
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)	—	—	—

Weighted average shares outstanding—diluted	28.9	211.9	240.8

Diluted earnings per share attributable to CNH Global N.V. common shares and common shares B	$4.68	$4.68

(A)

Stock options to purchase approximately 2.5 million common shares during 2012 were outstanding but not included in the calculation of diluted earnings per share as the impact of these options would have been anti-dilutive.

The following table reconciles the numerator and denominator of the basic and diluted earnings per share computations for the years ended December 31, 2011, and 2010:

	2011	2010
	(in millions, except per share data)
Basic:
Net income attributable to CNH Global N.V.	$939	$452

Weighted average common shares outstanding—basic	239.4	237.8

Basic earnings per share attributable to CNH Global N.V. common shareholders	$3.92	$1.90

Diluted:
Net income attributable to CNH Global N.V.	$939	$452

Weighted average common shares outstanding—basic	239.4	237.8
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)	1.0	0.8

Weighted average common shares outstanding—diluted	240.4	238.6

Diluted earnings per share attributable to CNH Global N.V. common shareholders	$3.91	$1.89

(A)

Stock options to purchase approximately 2.3 million and 4.2 million shares during 2011 and 2010, respectively, were outstanding but not included in the calculation of diluted earnings per share as the impact of these options would have been anti-dilutive.

Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V. (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V. [Abstract]
Components of accumulated other comprehensive income (loss)

The components of accumulated other comprehensive income (loss) as of December 31, 2012, and 2011 are as follows:

	2012	2011
	(in millions)
Cumulative translation adjustment	$(20)	$102
Adjustment to recognize the underfunded status of defined benefit plans, net of taxes ($373 million and $370 million, respectively)	(827)	(667)
Deferred losses on derivative financial instruments, net of taxes ($12 million and $20 million, respectively)	(39)	(68)
Unrealized gain on available for sale securities, net of taxes ($(1) million and $(2) million, respectively)	2	3

Total	$(884)	$(630)

Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment and Geographical Information [Abstract]
Reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates

A reconciliation from consolidated trading profit reported to Fiat Industrial under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2012 and 2011, and a reconciliation from consolidated trading profit reported to Fiat under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the year ended December 2010 are provided below.

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Trading profit	$2,012	$1,606	$1,001
Adjustments to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Accounting for benefit plans	(35)	(31)	(62)
Accounting for other intangible assets, primarily product development costs	(231)	(138)	(176)
Restructuring	(4)	—	(16)
Net financial expense	(258)	(322)	(342)
Other	(32)	36	11

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$1,452	$1,151	$416

Summary of trading profit by reportable segment

The following summarizes trading profit by reportable segment:

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Agricultural equipment	$1,625	$1,264	$839
Construction equipment	(37)	27	(43)
Financial services	424	315	205

Trading profit	$2,012	$1,606	$1,001

Summary of additional reportable segment information compiled under IFRS

A summary of additional reportable segment information, compiled under IFRS, as of and for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
	(in millions)
Revenues:
Agricultural equipment	$15,657	$14,183	$11,528
Construction equipment	3,770	3,876	2,946
Financial services	1,538	1,629	1,617
Eliminations	(336)	(347)	(309)

Net revenues under IFRS	20,629	19,341	15,782
Difference, principally classification of finance income	(182)	(156)	(174)

Revenues under U.S. GAAP	$20,447	$19,185	$15,608

Depreciation and amortization:
Agricultural equipment	$333	$303	$264
Construction equipment	117	102	97
Financial services	126	117	124

Depreciation and amortization under IFRS	576	522	485
Difference, principally amortization of development costs capitalized under IFRS	(119)	(96)	(70)

Depreciation and amortization under U.S. GAAP	$457	$426	$415

Total assets:
Agricultural equipment [1]	$12,914	$13,182	$11,913
Construction equipment [1]	4,115	4,423	3,729
Financial services	20,058	18,106	17,346
Assets not allocated to segments, principally goodwill, other intangibles and taxes	13,142	12,678	11,742
Eliminations	(14,005)	(13,758)	(12,544)

Total assets under IFRS	36,224	34,631	32,186
Difference, principally product development cost capitalised under IFRS	(798)	(538)	(597)

Total assets under U.S. GAAP	$35,426	$34,093	$31,589

1	Includes receivables legally transferred to Financial Services.

	2012	2011	2010
	(in millions)
Expenditures for additions to long-lived assets*:
Agricultural equipment	$770	$507	$430
Construction equipment	160	148	138
Financial services	469	393	362

Expenditures for additions to long-lived assets under IFRS	1,399	1,048	930
Difference, development costs capitalized under IFRS	(367)	(244)	(264)

Total expenditures for additions to long-lived assets under U.S. GAAP	$1,032	$804	$666

*	Includes equipment on operating leases and property, plant and equipment

	2012	2011
	(in millions)
Investments in unconsolidated subsidiaries and affiliates:
Agricultural equipment	$216	$205
Construction equipment	33	221
Financial services	101	83

Investments in unconsolidated subsidiaries and affiliates under IFRS	350	509
Difference, principally product development cost capitalized under IFRS	(5)	(3)

Investments in unconsolidated subsidiaries and affiliates under U.S. GAAP	345	506

Long lived tangible assets by geographic area and total revenue by destination

The following highlights CNH’s long-lived tangible assets by geographic area and total revenues by destination:

	United States	Brazil	Canada	France	Australia	Germany	Other	Total
	(in millions)
At December 31, 2012, and for the year then ended:
Total revenues	$7,541	$2,415	$1,829	$1,188	$754	$678	$6,042	$20,447

Long-lived tangible assets	$1,376	$344	$277	$75	$34	$33	$848	$2,987

At December 31, 2011, and for the year then ended:
Total revenues	$6,786	$2,421	$1,592	$1,029	$721	$650	$5,986	$19,185

Long-lived tangible assets	$1,190	$326	$250	$77	$28	$32	$699	$2,602

At December 31, 2010, and for the year then ended:
Total revenues	$5,771	$2,355	$1,102	$715	$547	$518	$4,600	$15,608

Long-lived tangible assets	$1,070	$301	$241	$80	$22	$35	$659	$2,408

Related Party Information (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Information [Abstract]
Summarizes CNHs sales, purchase, and finance income with Fiat Industrial Group, Fiat Group and joint ventures

The following table summarizes CNH’s sales, purchase, and finance income with Fiat Industrial Group, Fiat Group and joint ventures that are not already separately reflected in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
	(in millions)
Sales to affiliated companies and joint ventures	$350	$309	$204

Purchase of materials, production parts, merchandise and services	$1,882	$1,388	$895

Finance and interest income	$26	$31	$44

Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2012
Nature of Operations and Supplemental Information [Abstract]
Supplemental information of income statement

	Statements of Operations
	Equipment Operations			Financial Services
	2012	2011	2010	2012	2011	2010
	(in millions, except per share data)
Revenues:
Net sales	$19,427	$18,059	$14,474	$—	$—	$—
Finance and interest income	148	172	154	1,307	1,387	1,395

	19,575	18,231	14,628	1,307	1,387	1,395

Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891	—	—	—
Selling, general and administrative	1,535	1,442	1,243	275	401	455
Research, development and engineering	652	526	451	—	—	—
Restructuring	2	—	16	—	—	—
Interest expense—Fiat Industrial subsidiaries	8	7	—	14	27	—
Interest expense—Fiat S.p.A. subsidiaries	—	—	43	—	—	69
Interest expense—other	322	379	352	468	520	543
Interest compensation to Financial Services	298	286	238	—	—	—
Other, net	172	140	191	118	113	115

	18,555	17,406	14,425	875	1,061	1,182

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,020	825	203	432	326	213
Income tax provision	279	230	12	144	113	65
Equity in income of unconsolidated subsidiaries and affiliates:
Financial Services	301	225	159	13	12	11
Equipment Operations	91	104	88	—	—	—

Net income	1,133	924	438	301	225	159
Net loss attributable to noncontrolling interests	(9)	(15)	(14)	—	—	—

Net income attributable to CNH Global N.V.	$1,142	$939	$452	$301	$225	$159

Supplemental information of balance sheet

	Balance Sheets
	Equipment Operations		Financial Services
	2012	2011	2012	2011
	(in millions, except share data)
ASSETS
Current Assets:
Cash and cash equivalents	$827	$1,251	$1,181	$804
Restricted cash	—	—	885	941
Deposits in Fiat Industrial subsidiaries’ cash management pools	4,005	3,980	227	136
Accounts and notes receivable, net	806	880	9,176	8,406
Intersegment notes receivable	1,922	1,394	—	95
Inventories, net	3,734	3,662	—	—
Deferred income taxes	507	429	152	216
Prepayments and other	541	933	19	80

Total current assets	12,342	12,529	11,640	10,678

Long-term receivables	18	14	6,636	5,666
Intersegment long-term notes receivable	554	599	554	598
Property, plant and equipment, net	2,218	1,934	2	2
Investments in unconsolidated subsidiaries and affiliates	244	423	101	83
Investment in Financial Services	2,318	2,045	—	—
Equipment on operating leases, net	—	7	767	659
Goodwill	2,263	2,261	153	152
Other intangible assets, net	646	665	7	6
Other assets	642	703	137	275

Total	$21,245	$21,180	$19,997	$18,119

LIABILITIES AND EQUITY
Current Liabilities:
Current maturities of long-term debt—Fiat Industrial subsidiaries	$—	$65	$22	$156
Current maturities of long-term debt—other	1,275	617	2,835	3,574
Short-term debt—Fiat Industrial subsidiaries	102	80	211	245
Short-term debt—other	259	64	3,225	3,683
Intersegment short-term debt and current maturities of intersegment long-term debt	—	95	1,922	1,394
Accounts payable	2,932	3,219	351	199
Accrued liabilities	3,384	3,564	351	368

Total current liabilities	7,952	7,704	8,917	9,619

Long-term debt—Fiat Industrial subsidiaries	19	—	3	93
Long-term debt—other	2,079	2,974	8,033	5,559
Intersegment long-term debt	554	598	554	599
Pension, postretirement and other postemployment benefits	1,813	1,699	13	14
Other liabilities	188	277	158	189
Redeemable Noncontrolling Interest	7	5	—	—
Equity:
Preference shares, $1.00 par value; authorized and issued 74,800,000 shares in 2012 and 2011	—	—	36	35
Common shares, €2.25 par value; authorized 188,133,963 shares in 2012 and 400,000,000 shares in 2011, issued 30,624,076 shares in 2012 and 239,871,221 shares in 2011	77	603	156	156
Common shares B, €2.25 par value; authorized and issued 211,866,037 shares in 2012	533	—	—	—
Paid-in capital	6,420	6,299	1,483	1,415
Treasury stock, 154,813 shares in 2012 and 2011, at cost	(8)	(8)	—	—
Retained earnings	315	1,597	525	291
Special reserve for common shares B	2,119	—	—	—
Accumulated other comprehensive income (loss)	(884)	(630)	118	148
Noncontrolling interests	61	62	1	1

Total equity	8,633	7,923	2,319	2,046

Total	$21,245	$21,180	$19,997	$18,119

The supplemental Equipment Operations data in these statements include Financial Services on the equity basis.

Supplemental information of cash flow

	Statements of Cash Flows
	Equipment Operations			Financial Services
	2012	2011	2010	2012	2011	2010
	(in millions)
Operating activities:
Net income	$1,133	$924	$438	$301	$225	$159
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	331	311	291	126	115	124
Deferred income tax expense (benefit)	(78)	95	(34)	13	31	6
Loss on debt extinguishment	—	—	22	—	—	—
Loss (gain) on sale (acquisition) of unconsolidated joint venture	35	(34)	—	—	—	—
Stock compensation expense	59	62	34	4	—	—
Undistributed (income) losses of unconsolidated subsidiaries	(254)	(193)	164	(6)	(4)	(5)
Changes in operating assets and liabilities:
(Increase) decrease in intersegment receivables and payables	(16)	58	37	16	(58)	(37)
(Increase) decrease in accounts and notes receivable, net	103	9	(84)	(549)	(340)	(203)
(Increase) decrease in inventories, net	(140)	(849)	323	—	—	—
(Increase) decrease in prepayments and other current assets	(133)	(307)	(201)	62	109	(154)
(Increase) decrease in other assets	72	(26)	(41)	77	(69)	62
Increase (decrease) in accounts payable	(277)	594	506	130	37	(20)
Increase (decrease) in accrued liabilities	265	590	544	56	(69)	103
Increase (decrease) in other liabilities	(83)	(56)	(154)	17	(19)	(53)
Other, net	(38)	(81)	(34)	31	24	6

Net cash provided (used) by operating activities	979	1,097	1,811	278	(18)	(12)

Investing activities:
Acquisition of businesses and investments, net of cash acquired	(71)	(64)	(30)	—	—	—
Additions to retail receivables	—	—	—	(6,361)	(5,582)	(6,662)
Collections of retail receivables	—	—	—	5,092	5,106	6,739
Proceeds from sale of assets	22	—	13	251	241	270
Proceeds from sale of businesses	61	21	32	2	—	—
Expenditures for property, plant and equipment	(556)	(408)	(301)	—	—	—
Expenditures for software	(47)	(36)	(27)	(3)	(2)	(2)
Expenditures for equipment on operating leases	(7)	(2)	—	(469)	(394)	(365)
Increase (decrease) in restricted cash	—	—	—	63	(32)	(219)
(Deposits in) withdrawals from Fiat Industrial subsidiaries’ cash management pools	32	(2,395)	—	(89)	(24)	—
(Deposits in) withdrawals from Fiat S.p.A. subsidiaries’ cash management pools	—	—	481	—	—	(19)
Other	—	—	—	8	21	24

Net cash provided (used) by investing activities	(566)	(2,884)	168	(1,506)	(666)	(234)

Financing activities:
Intersegment activity	(616)	391	254	616	(391)	(254)
Proceeds from issuance of long-term debt—Fiat Industrial subsidiaries	19	—	—	—	3	—
Proceeds from issuance of long-term debt—Fiat S.p.A. subsidiaries	—	—	72	—	—	—
Proceeds from issuance of long-term debt—other	372	502	1,930	5,351	1,975	1,367
Payment of long-term debt—Fiat Industrial subsidiaries	—	—	—	(240)	(269)	—
Payment of long-term debt—Fiat S.p.A. subsidiaries	—	—	(931)	—	—	(903)
Payment of long-term debt—other	(638)	(794)	(690)	(3,556)	(646)	(591)
Net increase (decrease) in short-term revolving credit facilities	223	20	(10)	(520)	277	701
Dividends paid	(261)	(1)	—	(68)	(85)	(397)
Other, net	84	34	1	36	(32)	20

Net cash (used) provided by financing activities	(817)	152	626	1,619	832	(57)

Effect of foreign exchange rate changes on cash and cash equivalents	(20)	(48)	39	(14)	(28)	14

Increase (decrease) in cash and cash equivalents	(424)	(1,683)	2,644	377	120	(289)
Cash and cash equivalents, beginning of year	1,251	2,934	290	804	684	973

Cash and cash equivalents, end of year	$827	$1,251	$2,934	$1,181	$804	$684

The supplemental Equipment Operations data in these statements include Financial Services on the equity basis.

Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Condensed Consolidating Financial Information [Abstract]
Condensed consolidated income statement

The following condensed financial statements present CNH, Case New Holland, the Guarantor Subsidiaries, and all other subsidiaries as of December 31, 2012, and 2011, and for the years ended December 31, 2012, 2011, and 2010.

	Condensed Statements of Operations For the Year Ended December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$15,209	$10,022	$(5,804)	$19,427
Finance and interest income	62	11	156	1,273	(482)	1,020

	62	11	15,365	11,295	(6,286)	20,447

Cost and Expenses:
Cost of goods sold	—	—	12,543	8,826	(5,803)	15,566
Selling, general and administrative	10	1	752	1,047	—	1,810
Research, development and engineering	—	—	425	227	—	652
Restructuring	—	—	—	2	—	2
Interest	3	280	116	561	(285)	675
Interest compensation to Financial Services		—	198	—	(198)	—
Other, net	35	—	235	20	—	290

	48	281	14,269	10,683	(6,286)	18,995

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	14	(270)	1,096	612	—	1,452
Income tax provision (benefit)	35	(101)	281	208	—	423
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,163	682	453	256	(2,450)	104

Net income (loss)	1,142	513	1,268	660	(2,450)	1,133
Net loss attributable to noncontrolling interests	—	—	—	(9)	—	(9)

Net income (loss) attributable to CNH	$1,142	$513	$1,268	$669	$(2,450)	$1,142

	Condensed Statements of Operations For the Year Ended December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$13,625	$9,448	$(5,014)	$18,059
Finance and interest income	36	43	114	1,350	(417)	1,126

	36	43	13,739	10,798	(5,431)	19,185

Cost and Expenses:
Cost of goods sold	—	—	11,364	8,276	(5,014)	14,626
Selling, general and administrative	10	2	687	1,144	—	1,843
Research, development and engineering	—	—	334	192	—	526
Restructuring			(2)	2
Interest	7	209	141	654	(225)	786
Interest compensation to Financial Services		—	193	—	(193)	—
Other, net	(12)	—	185	80	—	253

	5	211	12,902	10,348	(5,432)	18,034

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	31	(168)	837	450	1	1,151
Income tax provision (benefit)	11	(67)	195	204	—	343
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	919	621	428	188	(2,040)	116

Net income (loss)	939	520	1,070	434	(2,039)	924
Net loss attributable to noncontrolling interests	—	—	—	(15)	—	(15)

Net income (loss) attributable to CNH	$939	$520	$1,070	$449	$(2,039)	$939

	Condensed Statements of Operations For the Year Ended December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$10,474	$7,471	$(3,471)	$14,474
Finance and interest income	62	100	163	1,340	(531)	1,134

	62	100	10,637	8,811	(4,002)	15,608

Cost and Expenses:
Cost of goods sold	—	—	8,772	6,590	(3,471)	11,891
Selling, general and administrative	3	—	635	1,060	—	1,698
Research, development and engineering	—	—	287	164	—	451
Restructuring	—	—	5	11	—	16
Interest	68	219	196	708	(361)	830
Interest compensation to Financial Services	—	—	170	—	(170)	—
Other, net	123	2	103	78	—	306

	194	221	10,168	8,611	(4,002)	15,192

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(132)	(121)	469	200	—	416
Income tax provision (benefit)	25	(50)	107	(5)	—	77
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	609	425	316	91	(1,342)	99

Net income (loss)	452	354	678	296	(1,342)	438
Net loss attributable to noncontrolling interests	—	—	—	(14)	—	(14)

Net income (loss) attributable to CNH	$452	$354	$678	$310	$(1,342)	$452

Condensed consolidated balance sheet

	Condensed Balance Sheets As of December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$105	$200	$32	$1,671	$—	$2,008
Deposits in Fiat subsidiaries’ cash management pools	69	—	2,876	1,287	—	4,232
Accounts, notes receivable and other, net	66	350	713	16,998	(1,959)	16,168
Intercompany notes receivable	1,946	446	4,479	1,947	(8,818)
Inventories	—	—	1,763	1,971	—	3,734
Property, plant and equipment, net	—	—	1,151	1,069	—	2,220
Equipment on operating leases, net	—	—	—	767	—	767
Investments in unconsolidated affiliates	209	—	2	134	—	345
Investments in consolidated subsidiaries accounted for under the equity method	6,586	5,081	2,546	1,010	(15,223)	—
Goodwill and other intangible assets, net	1	—	2,755	313	—	3,069
Other assets	32	164	1,364	1,411	(88)	2,883

Total Assets	$9,014	$6,241	$17,681	$28,578	$(26,088)	$35,426

Liabilities and Equity:
Short-term debt	$256	$—	$537	$3,004	$—	$3,797
Intercompany short-term debt	53	605	1,039	1,951	(3,648)
Accounts payable	2	4	2,491	2,269	(1,945)	2,821
Long-term debt, including current maturities	73	2,574	259	11,360	—	14,266
Intercompany long-term debt	—	1,662	1,754	1,755	(5,171)	—
Accrued and other liabilities	59	(13)	4,159	1,804	(101)	5,908

	443	4,832	10,239	22,143	(10,865)	26,792
Equity	8,571	1,409	7,442	6,435	(15,223)	8,634

Total Liabilities and Equity	$9,014	$6,241	$17,681	$28,578	$(26,088)	$35,426

	Condensed Balance Sheets As of December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$602	$—	$92	$1,361	$—	$2,055
Deposits in Fiat subsidiaries’ cash management pools	413	—	3,115	588	—	4,116
Accounts, notes receivable and other, net	46	1	819	15,260	(1,635)	14,491
Intercompany notes receivable	1,451	447	2,329	859	(5,086)
Inventories	—	—	1,704	1,958	—	3,662
Property, plant and equipment, net	—	—	1,017	919	—	1,936
Equipment on operating leases, net	—	—	7	659	—	666
Investments in unconsolidated affiliates	391	—	3	112	—	506
Investments in consolidated subsidiaries accounted for under the equity method	5,533	4,248	1,984	1,134	(12,899)	—
Goodwill and other intangible assets, net	1	—	2,778	305	—	3,084
Other assets	26	577	1,274	1,728	(28)	3,577

Total Assets	$8,463	$5,273	$15,122	$24,883	$(19,648)	$34,093

Liabilities and Equity:
Short-term debt	$256	$—	$537	$3,279	$—	$4,072
Intercompany short-term debt	—	173	774	1,282	(2,229)
Accounts payable	—	122	2,124	2,281	(1,575)	2,952
Long-term debt, including current maturities	300	2,548	261	9,929		13,038
Intercompany long-term debt	—	1,653	598	606	(2,857)	—
Accrued and other liabilities	47	32	4,391	1,726	(89)	6,107

	603	4,528	8,685	19,103	(6,750)	26,169
Equity	7,860	745	6,437	5,780	(12,898)	7,924

Total Liabilities and Equity	$8,463	$5,273	$15,122	$24,883	$(19,648)	$34,093

Condensed consolidated cash flow

	Condensed Statements of Cash Flow For the Year Ended December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$1,142	$513	$1,268	$660	$(2,450)	$1,133
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	175	282	—	457
Intercompany activity	(702)	(562)	536	728	—	—
Changes in operating assets and liabilities	(27)	368	(354)	(387)	—	(400)
Other, net	(1,048)	(659)	(288)	186	1,804	(5)

Net cash provided (used) by operating activities	(635)	(340)	1,337	1,469	(646)	1,185

Investing activities:
Expenditures for property, plant and equipment	—	—	(252)	(304)	—	(556)
Expenditures for equipment on operating leases	—	—	(7)	(469)	—	(476)
Net additions from retail receivables and related securitizations	—	—	—	(1,261)	—	(1,261)
(Deposits in) withdrawals from Fiat Industrial subsidiaries’ cash management pools	344	—	266	(667)	—	(57)
Other, net	(29)	—	(387)	281	483	348

Net cash (used) provided by investing activities	315	—	(380)	(2,420)	483	(2,002)

Financing Activities:
Intercompany activity	239	538	(767)	(10)	—	—
Net (decrease) increase in indebtedness	(227)	—	6	1,232	—	1,011
Dividends paid	(259)	—	(257)	(391)	646	(261)
Other, net	70	2	—	465	(483)	54

Net cash provided (used) by financing activities	(177)	540	(1,018)	1,296	163	804

Other, net	—	—	1	(35)	—	(34)

Increase (decrease) in cash and cash equivalents	(497)	200	(60)	310	—	(47)
Cash and cash equivalents, beginning of year	602	—	92	1,361	—	2,055

Cash and cash equivalents, end of year	$105	$200	$32	$1,671	$—	$2,008

	Condensed Statements of Cash Flow For the Year Ended December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$939	$520	$1,070	$434	$(2,039)	$924
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	175	251	—	426
Intercompany activity	(26)	59	93	(126)	—	—
Changes in operating assets and liabilities	(18)	(312)	219	(285)	—	(396)
Other, net	(19)	(619)	315	(78)	441	40

Net cash provided (used) by operating activities	876	(352)	1,872	196	(1,598)	994

Investing activities:
Expenditures for property, plant and equipment	—	—	(192)	(216)	—	(408)
Expenditures for equipment on operating leases	—	—	(2)	(394)	—	(396)
Net (additions) collections from retail receivables and related securitizations	—	—	—	(455)	—	(455)
(Deposits in) withdrawals from Fiat Industrial subsidiaries’ cash management pools	(393)	—	(1,832)	(194)	—	(2,419)
Other, net	(1,630)	—	(454)	(562)	2,774	128

Net cash (used) provided by investing activities	(2,023)	—	(2,480)	(1,821)	2,774	(3,550)

Financing Activities:
Intercompany activity	715	186	3	(904)	—	—
Net (decrease) increase in indebtedness	(101)	73	(2)	1,098	—	1,068
Dividends paid	—	(799)	(354)	(445)	1,598	—
Other, net	34	—	897	1,844	(2,774)	1

Net cash provided (used) by financing activities	648	(540)	544	1,593	(1,176)	1,069

Other, net	—	—	—	(76)	—	(76)

Increase (decrease) in cash and cash equivalents	(499)	(892)	(64)	(108)	—	(1,563)
Cash and cash equivalents, beginning of year	1,101	892	156	1,469	—	3,618

Cash and cash equivalents, end of year	$602	$—	$92	$1,361	$—	$2,055

	Condensed Statements of Cash Flow For the Year Ended December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$452	$354	$678	$296	$(1,342)	$438
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	173	242	—	415
Intercompany activity	35	83	(36)	(82)	—	—
Changes in operating assets and liabilities	33	(98)	569	152	—	656
Other, net	(502)	(639)	(121)	(187)	1,342	(107)

Net cash provided (used) by operating activities	18	(300)	1,263	421	—	1,402

Investing activities:
Expenditures for property, plant and equipment	—	—	(175)	(126)	—	(301)
Expenditures for equipment on operating leases	—	—	—	(365)	—	(365)
Net (additions) collections from retail receivables and related securitizations	—	—	—	101	—	101
Other, net	(10)	—	1	66	—	57
(Deposits in) withdrawals from Fiat subsidiaries’ cash management pools	(20)	—	434	48	—	462

Net cash provided (used) by investing activities	(30)	—	260	(276)	—	(46)

Financing Activities:
Intercompany activity	(954)	2,905	(1,667)	(284)	—	—
Net increase (decrease) in indebtedness	(28)	167	(47)	853	—	945
Dividends paid	—	—	—	—	—	—
Other, net	2,095	(1,880)	294	(508)	—	1

Net cash provided (used) by financing activities	1,113	1,192	(1,420)	61		946

Other, net	—	—	16	37		53

Increase (decrease) in cash and cash equivalents	1,101	892	119	243	—	2,355
Cash and cash equivalents, beginning of year	—	—	37	1,226	—	1,263

Cash and cash equivalents, end of year	$1,101	$892	$156	$1,469	$—	$3,618

Condensed statements of comprehensive income

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2012
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$1,142	$513	$1,268	$660	$(2,450)	$1,133
Other comprehensive income (loss), net:
Translation adjustment	(122)	—	39	(79)	40	(122)
Pension liability	(160)	—	(129)	(31)	160	(160)
Unrealized loss on available for sale securities	(1)	—	—	(1)	1	(1)
Unrealized gain (loss) on derivatives, net of reclassifications	29	—	45	(16)	(30)	28

Other comprehensive (loss) income	(254)	—	(45)	(127)	171	(255)

Comprehensive income (loss)	888	513	1,223	533	(2,279)	878
Comprehensive loss attributable to noncontrolling interests	—	—	—	(10)	—	(10)

Comprehensive income (loss) attributable to CNH	$888	$513	$1,223	$543	$(2,279)	$888

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$939	$520	$1,070	$434	$(2,039)	$924
Other comprehensive income (loss), net:
Translation adjustment	(388)	—	(61)	(357)	416	(390)
Pension liability	(49)	—	(51)	1	50	(49)
Unrealized loss on available for sale securities	(3)	—	—	(3)	3	(3)
Unrealized loss on derivatives, net of reclassifications	(51)	—	(36)	(15)	51	(51)

Other comprehensive (loss) income	(491)	—	(148)	(374)	520	(493)

Comprehensive income (loss)	448	520	922	60	(1,519)	431
Comprehensive loss attributable to noncontrolling interests	—	—	—	(17)	—	(17)

Comprehensive income (loss) attributable to CNH	$448	$520	$922	$77	$(1,519)	$448

	Condensed Statements of Comprehensive Income For the Year Ended December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$452	$354	$678	$296	$(1,342)	$438
Other comprehensive income (loss), net:
Translation adjustment	149	—	14	102	(118)	147
Pension liability	7	—	16	(9)	(7)	7
Unrealized gain on available for sale securities	5	—	—	5	(5)	5
Unrealized gain (loss) on derivatives, net of reclassifications	(3)	—	(11)	8	3	(3)

Other comprehensive income (loss)	158	—	19	106	(127)	156

Comprehensive income (loss)	610	354	697	402	(1,469)	594
Comprehensive loss attributable to noncontrolling interests	—	—	—	(16)	—	(16)

Comprehensive income (loss) attributable to CNH	$610	$354	$697	$418	$(1,469)	$610

Nature of Operations (Details Textual) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Nov. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member]	Dec. 31, 2010 Fiat subsidiaries
Nature of Operations (Textual) [Abstract]
Outstanding common shares						87.00%	89.00%
CNH paid a cash dividend				$ 10
Aggregate value of exercise of withdrawal rights by Fiat Industrial shareholders and opposition rights by Fiat Industrial creditors		€ 325
Share exchange ratio between CNH shareholders and NewCo	3.828	3.828
Share exchange ratio between Fiat Industrial shareholders and NewCo	1	1
Dividend paid			305	305
Appropriation of retained earnings	$ 2,119			$ 2,119	$ 2,119
Merger Agreement With Fiat Industrial, per share Amount Payable on termination					$ 10

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Buildings and improvements [Member] | Minimum [Member]
Useful lives of the respective assets
Lives	10 years
Buildings and improvements [Member] | Maximum [Member]
Useful lives of the respective assets
Lives	40 years
Machinery and equipment [Member] | Minimum [Member]
Useful lives of the respective assets
Lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Useful lives of the respective assets
Lives	25 years
Other equipment [Member] | Minimum [Member]
Useful lives of the respective assets
Lives	3 years
Other equipment [Member] | Maximum [Member]
Useful lives of the respective assets
Lives	10 years

Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Gain Loss at the time of securitization			$ 0
Interest free period on sale of agricultural equipment business	2 months 12 days	2 months 12 days	2 months 15 days
Percentage of sale in agricultural equipment business	91.00%	82.00%	84.00%
Interest free period on sale of construction equipment business	2 months 21 days	2 months 18 days	2 months 27 days
Percentage of sale in construction equipment business	73.00%	67.00%	62.00%
Maximum period of payment terms for which sales to dealers do not qualify for an "interest-free" period	30 days
Delinquent period in which recognition of income on loans is suspended	120 days
Minimum period of delinquency reported on receivables past due date	30 days
Advertising expense	160	162	133
Foreign currency translation net loss	66	61	17
Cash payments for interest	671	800	838
CNH paid taxes	469	308	207
Impairment of Goodwill and other intangible assets	0	0
Foreign currency translation gain of deferred in accumulated other comprehensive loss	$ 52
Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Weighted Average Life	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Weighted Average Life	30 years

Accounts and Notes Receivable (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of accounts and notes receivables
Retail and other notes receivable and finance leases	$ 2,588	$ 2,283
Wholesale receivables	1,477	1,336
Restricted receivables	11,882	10,792
Other accounts and notes receivable	669	485
Gross receivables	16,616	14,896
Less:
Allowance for credit losses	(448)	(405)	(595)	(393)
Current portion	(9,514)	(8,811)
Total long-term receivables, net	$ 6,654	$ 5,680

Accounts and Notes Receivable (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of long term receivables
2014	$ 2,275
2015	1,863
2016	1,380
2017	869
2018 and thereafter	267
Total long-term receivables, net	$ 6,654	$ 5,680

Accounts and Notes Receivable (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted and off-book receivables related retained interests
Total restricted receivables	$ 11,882	$ 10,792
Total off-book receivables	47	110
Total retained interest	9	18
North America retail note receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables	6,397	5,501
Total off-book receivables	47	108
Total retained interest	9	18
Australia retail note receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables	884	932
Total off-book receivables
Total retained interest
North America wholesale receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables	3,176	2,884
Total off-book receivables
Total retained interest
Europe wholesale receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables	1,291	1,193
Total off-book receivables		2
Total retained interest
Australia wholesale receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables	134	101
Total off-book receivables
Total retained interest
North America commercial revolving account receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables		181
Total off-book receivables
Total retained interest

Accounts and Notes Receivable (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses:
Beginning balance	$ 405	$ 595	$ 393
Charge-offs	(136)	(446)	(170)
Recoveries	65	32	10
Provision	125	249	288
Foreign currency translation and other	(11)	(25)	74
Ending balance	448	405	595
Ending balance: individually evaluated for impairment	156	146
Ending balance: collectively evaluated for impairment	292	259
Receivables:
Ending balance	16,616	14,896
Ending balance: individually evaluated for impairment	897	838
Ending balance: collectively evaluated for impairment	15,719	14,058
Retail [Member]
Allowance for credit losses:
Beginning balance	252	406
Charge-offs	(115)	(351)
Recoveries	61	23
Provision	82	200
Foreign currency translation and other	(11)	(26)
Ending balance	269	252
Ending balance: individually evaluated for impairment	42	70
Ending balance: collectively evaluated for impairment	227	182
Receivables:
Ending balance	9,869	8,716
Ending balance: individually evaluated for impairment	69	103
Ending balance: collectively evaluated for impairment	9,800	8,613
Wholesale [Member]
Allowance for credit losses:
Beginning balance	142	174
Charge-offs	(13)	(82)
Recoveries	1	6
Provision	42	43
Foreign currency translation and other	(1)	1
Ending balance	171	142
Ending balance: individually evaluated for impairment	114	76
Ending balance: collectively evaluated for impairment	57	66
Receivables:
Ending balance	6,078	5,514
Ending balance: individually evaluated for impairment	828	735
Ending balance: collectively evaluated for impairment	5,250	4,779
Other [Member]
Allowance for credit losses:
Beginning balance	11	15
Charge-offs	(8)	(13)
Recoveries	3	3
Provision	1	6
Foreign currency translation and other	1
Ending balance	8	11
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	8	11
Receivables:
Ending balance	669	666
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 669	$ 666

Accounts and Notes Receivable (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses:
Beginning balance	$ 405	$ 595	$ 393
Charge-offs	(136)	(446)	(170)
Recoveries	65	32	10
Provision	125	249	288
Foreign currency translation and other	(11)	(25)	74
Ending balance	$ 448	$ 405	$ 595

Accounts and Notes Receivable (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	$ 16,616	$ 14,896
Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	9,869	8,716
Titanium [Member] | Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	4,471	3,616
Platinum [Member] | Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	2,860	2,839
Gold [Member] | Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	1,576	1,363
Silver [Member] | Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	575	441
Bronze [Member] | Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	$ 387	$ 457

Accounts and Notes Receivable (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	$ 16,616	$ 14,896
Whole Sale [Member]
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	6,078	5,514
A [Member] | Whole Sale [Member]
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	2,866	2,348
B [Member] | Whole Sale [Member]
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	1,890	1,683
C [Member] | Whole Sale [Member]
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	663	697
D [Member] | Whole Sale [Member]
Wholesale portfolio by its credit quality indicators
Breakdown of the portfolio	$ 659	$ 786

Accounts and Notes Receivable (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
The Aging of Receivables
Total Receivables	$ 16,616	$ 14,896
Retail [Member]
The Aging of Receivables
30-59 Days Past Due	26	33
60-89 Days Past Due	10	11
Greater Than 90 Days	126	197
Total Past Due	162	241
Current	9,707	8,475
Total Receivables	9,869	8,716
Recorded Investment is greater than 90 Days and Accruing	4	5
Retail [Member] | North America [Member]
The Aging of Receivables
30-59 Days Past Due	21	25
60-89 Days Past Due	5	7
Greater Than 90 Days	22	32
Total Past Due	48	64
Current	7,314	6,192
Total Receivables	7,362	6,256
Recorded Investment is greater than 90 Days and Accruing	3	3
Retail [Member] | EAME & CIS [Member]
The Aging of Receivables
30-59 Days Past Due	1	2
60-89 Days Past Due	1	1
Greater Than 90 Days	10	21
Total Past Due	12	24
Current	55	121
Total Receivables	67	145
Retail [Member] | Latin America [Member]
The Aging of Receivables
30-59 Days Past Due	3	4
60-89 Days Past Due	2	2
Greater Than 90 Days	92	141
Total Past Due	97	147
Current	1,297	1,101
Total Receivables	1,394	1,248
Retail [Member] | APAC [Member]
The Aging of Receivables
30-59 Days Past Due	1	2
60-89 Days Past Due	2	1
Greater Than 90 Days	2	3
Total Past Due	5	6
Current	1,041	1,061
Total Receivables	1,046	1,067
Recorded Investment is greater than 90 Days and Accruing	1	2
Wholesale [Member]
The Aging of Receivables
30-59 Days Past Due	14	31
60-89 Days Past Due	8	13
Greater Than 90 Days	75	90
Total Past Due	97	134
Current	5,981	5,380
Total Receivables	6,078	5,514
Recorded Investment is greater than 90 Days and Accruing	17	23
Wholesale [Member] | North America [Member]
The Aging of Receivables
30-59 Days Past Due	1	2
60-89 Days Past Due		2
Greater Than 90 Days	6	5
Total Past Due	7	9
Current	3,268	2,873
Total Receivables	3,275	2,882
Recorded Investment is greater than 90 Days and Accruing		1
Wholesale [Member] | EAME & CIS [Member]
The Aging of Receivables
30-59 Days Past Due	5	5
60-89 Days Past Due	3	3
Greater Than 90 Days	30	32
Total Past Due	38	40
Current	1,618	1,566
Total Receivables	1,656	1,606
Wholesale [Member] | Latin America [Member]
The Aging of Receivables
30-59 Days Past Due	1	10
60-89 Days Past Due	1	4
Greater Than 90 Days	3	5
Total Past Due	5	19
Current	734	632
Total Receivables	739	651
Wholesale [Member] | APAC [Member]
The Aging of Receivables
30-59 Days Past Due	7	14
60-89 Days Past Due	4	4
Greater Than 90 Days	36	48
Total Past Due	47	66
Current	361	309
Total Receivables	408	375
Recorded Investment is greater than 90 Days and Accruing	$ 17	$ 22

Accounts and Notes Receivable (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retail [Member]
Investment in impaired receivables
Recorded Investment, Total	$ 69	$ 103
Unpaid Principal Balance, Total	64	98
Related Allowance	42	70
Retail [Member] | North America [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment	6	7
With an allowance recorded, Recorded Investment	43	66
With no related allowance recorded, Unpaid Principal Balance	6	7
With an allowance recorded, Unpaid Principal Balance	38	61
Related Allowance	28	43
Retail [Member] | EAME & CIS [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment
With an allowance recorded, Recorded Investment	16	23
With no related allowance recorded, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance	16	23
Related Allowance	11	21
Retail [Member] | Latin America [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment
With an allowance recorded, Recorded Investment
With no related allowance recorded, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance
Related Allowance
Retail [Member] | APAC [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment
With an allowance recorded, Recorded Investment	4	7
With no related allowance recorded, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance	4	7
Related Allowance	3	6
Wholesale [Member]
Investment in impaired receivables
Recorded Investment, Total	828	735
Unpaid Principal Balance, Total	822	729
Related Allowance	114	76
Wholesale [Member] | North America [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment
With an allowance recorded, Recorded Investment	64	60
With no related allowance recorded, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance	63	58
Related Allowance	12	13
Wholesale [Member] | EAME & CIS [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment	157	87
With an allowance recorded, Recorded Investment	455	491
With no related allowance recorded, Unpaid Principal Balance	157	87
With an allowance recorded, Unpaid Principal Balance	455	491
Related Allowance	52	37
Wholesale [Member] | Latin America [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment
With an allowance recorded, Recorded Investment	98	73
With no related allowance recorded, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance	94	71
Related Allowance	20	14
Wholesale [Member] | APAC [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment	6	4
With an allowance recorded, Recorded Investment	48	20
With no related allowance recorded, Unpaid Principal Balance	6	4
With an allowance recorded, Unpaid Principal Balance	47	18
Related Allowance	$ 30	$ 12

Accounts and Notes Receivable (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retail [Member]
Impaired financing receivable average recorded investment and interest income recognized
Average Recorded Investment, Total	$ 84	$ 118
Interest Income, Accrual Method, Total	4	6
Retail [Member] | North America [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment	5	3
With an allowance recorded, Average Recorded Investment	52	82
With an allowance recorded, Interest Income Recognized	3	4
Retail [Member] | EAME & CIS [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment
With an allowance recorded, Average Recorded Investment	23	25
With an allowance recorded, Interest Income Recognized	1	1
Retail [Member] | Latin America [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment
With an allowance recorded, Average Recorded Investment
With an allowance recorded, Interest Income Recognized
Retail [Member] | APAC [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment
With an allowance recorded, Average Recorded Investment	4	8
With an allowance recorded, Interest Income Recognized		1
Wholesale [Member]
Impaired financing receivable average recorded investment and interest income recognized
Average Recorded Investment, Total	915	761
Interest Income, Accrual Method, Total	13	10
Wholesale [Member] | North America [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment
With an allowance recorded, Average Recorded Investment	77	72
With an allowance recorded, Interest Income Recognized	3	2
Wholesale [Member] | EAME & CIS [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment	165	89
With an allowance recorded, Average Recorded Investment	516	499
With an allowance recorded, Interest Income Recognized	1	1
Wholesale [Member] | Latin America [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment
With an allowance recorded, Average Recorded Investment	93	77
With an allowance recorded, Interest Income Recognized	8	6
Wholesale [Member] | APAC [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment	7	3
With an allowance recorded, Average Recorded Investment	57	21
With an allowance recorded, Interest Income Recognized	$ 1	$ 1

Accounts and Notes Receivable (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
North America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	$ 90	$ 110
EAME & CIS [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	39	54
Latin America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	96	143
APAC [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	21	16
Retail [Member] | North America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	29	55
Retail [Member] | EAME & CIS [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	10	21
Retail [Member] | Latin America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	95	143
Retail [Member] | APAC [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	1	2
Wholesale [Member] | North America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	61	55
Wholesale [Member] | EAME & CIS [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	29	33
Wholesale [Member] | Latin America [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	1
Wholesale [Member] | APAC [Member]
Receivables on nonaccrual status
Receivables on nonaccrual status	$ 20	$ 14

Accounts and Notes Receivable (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Types of receivable:
Principal amount of receivable retail and other notes and finance leases in managed portfolio	$ 12,282	$ 11,874
Principal more than 30 days delinquent retail and other notes and finance leases in managed portfolio.	237	324
Credit loss retail and other notes and finance leases in managed portfolio	58	339
Principal amount of receivable wholesale in managed portfolio	5,835	5,215
Principal more than 30 days delinquent wholesale in managed portfolio.	24	45
Credit loss wholesale in managed portfolio	5	44
Principal amount of receivable in managed portfolio	18,117	17,089
Principal more than 30 days delinquent managed in managed portfolio	261	369
Credit loss in managed portfolio	63	383
Comprised of receivables:
Principal amount of receivable held in portfolio	15,772	14,636
Principal amount of receivable serviced for equipment operations	91	192
Principal amount of receivable serviced for joint ventures	2,012	1,841
Principal amount of receivable serviced for others under BNDES program	195	310
Principal Amount of Receivable Sold	47	110
Principal amount of receivable in managed portfolio	$ 18,117	$ 17,089

Accounts and Notes Receivable (Details Textual)	12 Months Ended					12 Months Ended														12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($) Segment Agreement Investment CreditFacility	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 North America retail note receivables [Member] USD ($)	Dec. 31, 2011 North America retail note receivables [Member] USD ($)	Dec. 31, 2012 Whole Sale Agreement [Member] USD ($)	Dec. 31, 2011 Whole Sale Agreement [Member] USD ($)	Dec. 31, 2012 North America [Member] USD ($) Contract Cases	Dec. 31, 2011 North America [Member] USD ($) Cases Contract	Dec. 31, 2012 Latin America [Member] USD ($)	Dec. 31, 2011 Latin America [Member] USD ($)	Aug. 31, 2012 CNH Financial Services S.A.S. [Member] USD ($)	Aug. 31, 2012 CNH Financial Services S.A.S. [Member] EUR (€)	Aug. 31, 2012 CNH Capital UK Limited [Member] USD ($)	Aug. 31, 2012 CNH Capital UK Limited [Member] GBP (£)	Dec. 31, 2012 Maximum [Member] CreditFacility	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Minimum [Member] CreditFacility	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Asset Backed Facilities [Member] USD ($)	Dec. 31, 2011 Asset Backed Facilities [Member] USD ($)	Dec. 31, 2012 Canadian master trust facility [Member] USD ($)	Dec. 31, 2012 Canadian master trust facility [Member] CAD	Dec. 31, 2012 Australian master trust facility [Member] USD ($)	Dec. 31, 2012 Australian master trust facility [Member] AUD	Dec. 31, 2012 US Master Trust Facility [Member] Renewable [Member] USD ($)	Dec. 31, 2012 US Master Trust Facility [Member] Renewable [Member] USD ($)	Dec. 31, 2012 US Master Trust Facility [Member] Renewable [Member] USD ($)	Dec. 31, 2012 US Master Trust Facility [Member] Renewable [Member] USD ($)
Accounts and Notes Receivable (Textual) [Abstract]
Conduit facilities renewable																						$ 588,000,000	586,000,000	$ 208,000,000	200,000,000	$ 200,000,000	$ 900,000,000	$ 250,000,000
Senior and related subordinate renewable																													200,000,000
Conduit facility duration under Australian master trust facility																								364 days	364 days
Total facility	11,053,000,000											528,000,000	400,000,000	106,000,000	80,000,000					5,469,000,000
Retail asset-backed transactions																				3,800,000,000	3,500,000,000
Asset-backed securities issued																				6,300,000,000	5,700,000,000
Weighted average expected remaining maturity outstanding																39 months	37 months	23 months	25 months
Private retail transactions	47,000,000	110,000,000		47,000,000	108,000,000
Asset backed facilities	2,400,000,000
Renewal period of revolving charge account	2012-10
Number of retail and finance receivable contracts								1,100	1,400
Pre-modification value of contracts								11,000,000	10,000,000
Pre-modification value of contracts						26,000,000	24,000,000	40,000,000	34,000,000	84,000,000	73,000,000
Post-modification value of contracts								10,000,000	9,000,000
Post-modification value of contracts						12,000,000	22,000,000	38,000,000	32,000,000
Number of cases provided concessions under TDRs								609	627
Defaulted amount on receivables										6,000,000	10,000,000
Number of wholesale agreements under TDRs	12	6
Revolving Finance arrangement, number of consecutive extension periods																2		1
Accounts and Notes Receivable (Additional Textual) [Abstract]
US and Canadian facilities original funding term	2 years
Terms of retail and other notes and finance leases minimum	2 years
Terms of retail other notes and finance leases maximum	6 years
Retail notes receivable	1,100,000,000	1,000,000,000
Guaranteed portfolio balance	195,000,000	310,000,000
Increased allowance for portfolio	25,000,000	116,000,000	139,000,000
Receivables greater than 60 days past due	102,000,000	157,000,000
Wrote off receivables	6,000,000	300,000,000
Allowance for credit losses	121,000,000	104,000,000
Wholesale receivables interest free period	12 months
Wholesale receivables stated original maturities	24 months
Period of wholesale securitization program	3 years
Private retail transaction number not included in entity consolidated balance sheet	3
Committed asset backed facility original term	2 years
Revolving credit facility condition for extension of facility	The agreement allows for CNH Financial Services S.A.S. to assign directly to the facility all dealer receivables (current and future) for a period of three years with the ability to extend the facility for one or two consecutive periods of one year.
Revolving Finance arrangement period	3 years
Borrowing amount of revolving charge account	$ 200,000,000
Number of portfolio segment for allowance for credit losses	3
Period for reporting of delinquency	Greater than 30 days past due
Number of days for reporting delinquency	30 days
Number of days of delinquency for the suspension of an account	120 days
Debt issued through US master trust facility, number of conduit facilities	4
Revolving Finance arrangement, duration of consecutive extension periods	1 year

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories
Raw materials	$ 1,027	$ 1,129
Work-in-process	226	218
Finished goods	2,481	2,315
Total inventories	$ 3,734	$ 3,662

Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of property, plant and equipment
Gross property, plant and equipment	$ 4,983	$ 4,518
Accumulated depreciation	(2,763)	(2,582)
Net property, plant and equipment	2,220	1,936
Land, buildings and improvements [Member]
Summary of property, plant and equipment
Gross property, plant and equipment	1,144	1,049
Plant and machinery [Member]
Summary of property, plant and equipment
Gross property, plant and equipment	3,117	2,903
Other equipment [Member]
Summary of property, plant and equipment
Gross property, plant and equipment	487	399
Construction in progress [Member]
Summary of property, plant and equipment
Gross property, plant and equipment	$ 235	$ 167

Property, Plant and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant and Equipment (Textual) [Abstract]
Depreciation expense	$ 266	$ 246	$ 230

Investments in Unconsolidated Subsidiaries and Affiliates (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of investments in unconsolidated subsidiaries and affiliates
Equity method	$ 340	$ 501
Cost method	5	5
Total	$ 345	$ 506

Investments in Unconsolidated Subsidiaries and Affiliates (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of results of operations reported by the investees
Net revenue	$ 1,856	$ 5,697	$ 4,374
Finance and interest income	63	67	62
Total revenue	1,919	5,764	4,436
Gross profit	388	1,312	1,022
Operating income	311	663	577
Net income	$ 243	$ 320	$ 301

Investments in Unconsolidated Subsidiaries and Affiliates (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of results of financial position as reported by the investees
Current assets	$ 1,938	$ 5,658
Noncurrent assets	1,339	1,311
Total assets	3,277	6,969
Current liabilities	1,347	4,733
Noncurrent liabilities	1,116	749
Total liabilities	2,463	5,482
Total equity	$ 814	$ 1,487

Investments in Unconsolidated Subsidiaries and Affiliates (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended												12 Months Ended															12 Months Ended		1 Months Ended
	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Al Ghazi Tractors Ltd. [Member]	Dec. 31, 2011 Al Ghazi Tractors Ltd. [Member]	Dec. 31, 2010 Al Ghazi Tractors Ltd. [Member]	Dec. 31, 2012 Turk Traktor re Ziraat Makineteri [Member]	Dec. 31, 2011 Turk Traktor re Ziraat Makineteri [Member]	Dec. 31, 2010 Turk Traktor re Ziraat Makineteri [Member]	Dec. 31, 2012 New Holland HFT Japan [Member]	Dec. 31, 2011 New Holland HFT Japan [Member]	Dec. 31, 2010 New Holland HFT Japan [Member]	Dec. 31, 2012 Kobelco Construction Machinery Co. Ltd. [Member]	Dec. 31, 2011 Kobelco Construction Machinery Co. Ltd. [Member]	Dec. 31, 2010 Kobelco Construction Machinery Co. Ltd. [Member]	Dec. 31, 2012 CNH de Mexico [Member]	Dec. 31, 2011 CNH de Mexico [Member]	Dec. 31, 2010 CNH de Mexico [Member]	Dec. 31, 2012 Case Special Excavators [Member]	Dec. 31, 2011 Case Special Excavators [Member]	Dec. 31, 2010 Case Special Excavators [Member]	Dec. 31, 2012 CNH Capital Europe [Member]	Dec. 31, 2011 CNH Capital Europe [Member]	Dec. 31, 2010 CNH Capital Europe [Member]	Dec. 31, 2012 CNH Servicios Comerciales [Member]	Dec. 31, 2011 CNH Servicios Comerciales [Member]	Dec. 31, 2010 CNH Servicios Comerciales [Member]	Dec. 31, 2012 KSL [Member]	Dec. 31, 2012 KCM [Member]	May 31, 2010 LBX [Member]	Mar. 31, 2011 L&T Case Equipment Private Limited [Member]
Investments in Subsidiaries and Affiliates (Textual) [Abstract]
Percentage of Ownership				43.00%	43.00%	43.00%	37.00%	37.00%	37.00%	50.00%	50.00%	50.00%	20.00%	20.00%	20.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	49.00%	49.00%	49.00%		20.00%		50.00%
Loss related to sale of equity	$ 6												$ 35
Purchase price																															50
Acquisition resulted in allocation to goodwill																															35
Acquisition resulted in allocation to tangible asset																															32
Acquisition Resulted in Allocation to Intangible Asset																															30
Gain related to transaction																															34
Receivable for sales price		560	1,013																									26	26
Percentage of business sold																														50.00%
Company sold ownership interest of subsidiary to alliance																													57	29
Money received due to sale of stock transaction																												$ 57

Equipment on Operating Leases (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of equipment on operating leases
Equipment on operating leases	$ 951	$ 854
Accumulated depreciation	(184)	(188)
Net equipment on operating leases	$ 767	$ 666

Equipment on Operating Leases (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Lease payments owed for equipment under operating leases
2013	$ 101
2014	62
2015	25
2016	10
2017	2
Total	$ 200

Equipment on Operating Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equipment on Operating Leases (Textual) [Abstract]
Depreciation expense totaled, Other, net	$ 126	$ 114	$ 120

Goodwill and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	$ 2,413	$ 2,385
Acquisition		35
Impact of foreign exchange	3	(7)
Goodwill, Ending Balance	2,416	2,413
Agricultural Equipment Segment [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	1,664	1,666
Acquisition
Impact of foreign exchange	2	(2)
Goodwill, Ending Balance	1,666	1,664
Construction Equipment Segment [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	597	567
Acquisition		35
Impact of foreign exchange		(5)
Goodwill, Ending Balance	597	597
Financial Services Segment [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	152	152
Acquisition
Impact of foreign exchange	1
Goodwill, Ending Balance	$ 153	$ 152

Goodwill and Other Intangibles (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Engineering Drawings [Member]	Dec. 31, 2011 Engineering Drawings [Member]	Dec. 31, 2012 Engineering Drawings [Member] Weighted Average [Member]	Dec. 31, 2012 Dealer Networks [Member]	Dec. 31, 2011 Dealer Networks [Member]	Dec. 31, 2012 Dealer Networks [Member] Weighted Average [Member]	Dec. 31, 2012 Software [Member]	Dec. 31, 2011 Software [Member]	Dec. 31, 2012 Software [Member] Weighted Average [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Other [Member] Maximum [Member]	Dec. 31, 2012 Other [Member] Minimum [Member]	Dec. 31, 2012 Trademarks [Member]	Dec. 31, 2011 Trademarks [Member]
Other intangible assets and related accumulated amortization
Weighted Average Life			30 years	5 years			20 years			25 years			5 years			30 years	10 years
Gross	$ 1,167	$ 1,120			$ 377	$ 376		$ 226	$ 230		$ 478	$ 436		$ 86	$ 78
Accumulated Amortization	786	721			262	245		113	104		369	333		42	39
Net	381	399			115	131		113	126		109	103		44	39
Gross																		272	272
Gross Other Intangible Assets	1,439	1,392
Total other intangible assets	$ 653	$ 671

Goodwill and Other Intangibles (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Reporting_Units	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Other Intangibles (Textual) [Abstract]
Increase in goodwill is due to the acquisition		$ 35
Impairment	0	0
Reporting units for the purpose of goodwill impairment number	3
Amortization of Intangible Assets, Total	65	66	65
Amortization expense One Year	58
Amortization expense Two Year	50
Amortization expense Three Year	42
Amortization expense Four Year	35
Amortization expense Five Year	30
Indefinite-lived intangible assets, excess of fair value over carrying value percentage	14.00%
Construction Equipment Segment [Member]
Goodwill and Other Intangibles (Textual) [Abstract]
Increase in goodwill is due to the acquisition		$ 35

Credit Facilities and Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
CNHs credit facilities
Total facility	11,053
Short-term	3,362
Current Maturities	932
Long-term	2,335
Remaining availability uncommitted credit facilities with various subsidiaries	4,424
Fiat Industrial subsidiaries [Member]
CNHs credit facilities
Total facility	2,847
Short-term	272
Current Maturities	81
Long-term	759
Remaining availability uncommitted credit facilities with various subsidiaries	1,735
Fiat Ind. (D) [Member]
CNHs credit facilities
Total facility	125
BNDES Financing [Member]
CNHs credit facilities
Total facility	1,100
Current Maturities	313
Long-term	756
Remaining availability uncommitted credit facilities with various subsidiaries	31
BNDES Financing [Member] | BNDES Subsidized Financing [Member] | BRL
CNHs credit facilities
Currency	BRL
BNDES Financing [Member] | BNDES Subsidized Financing [Member] | Fiat Industrial subsidiaries [Member] | BRL
CNHs credit facilities
Maturity	Various from Jan-13 to Nov-20
Committed (C)	C
Total facility	1,100
Current Maturities	313
Long-term	756
Remaining availability uncommitted credit facilities with various subsidiaries	31
Committed-Asset Backed Facilities [Member]
CNHs credit facilities
Total facility	5,469
Short-term	2,233
Current Maturities	334
Long-term	1,405
Remaining availability uncommitted credit facilities with various subsidiaries	1,497
Committed-Asset Backed Facilities [Member] | Retail Securitization One [Member] | USD
CNHs credit facilities
Currency	USD
Maturity	2014-09
Committed (C)	C
Total facility	1,200
Current Maturities	92
Long-term	274
Remaining availability uncommitted credit facilities with various subsidiaries	834
Committed-Asset Backed Facilities [Member] | Retail Securitization Two [Member] | CAD
CNHs credit facilities
Currency	CAD
Maturity	2014-12
Committed (C)	C
Total facility	502
Current Maturities	65
Long-term	258
Remaining availability uncommitted credit facilities with various subsidiaries	179
Committed-Asset Backed Facilities [Member] | Retail Securitization Three [Member] | AUD
CNHs credit facilities
Currency	AUD
Maturity	2013-03
Committed (C)	C
Total facility	664
Current Maturities	163
Long-term	306
Remaining availability uncommitted credit facilities with various subsidiaries	195
Committed-Asset Backed Facilities [Member] | Wholesale VFN One [Member] | USD
CNHs credit facilities
Currency	USD
Maturity	Various from Mar-13 through Nov-13
Committed (C)	C
Total facility	1,550
Short-term	1,550
Committed-Asset Backed Facilities [Member] | Wholesale VFN Two [Member] | CAD
CNHs credit facilities
Currency	CAD
Maturity	2014-12
Committed (C)	C
Total facility	588
Short-term	549
Remaining availability uncommitted credit facilities with various subsidiaries	39
Committed-Asset Backed Facilities [Member] | Wholesale VFN Three [Member] | AUD
CNHs credit facilities
Currency	AUD
Maturity	2013-12
Committed (C)	C
Total facility	208
Short-term	134
Remaining availability uncommitted credit facilities with various subsidiaries	74
Committed-Asset Backed Facilities [Member] | Wholesale Securitization [Member] | EUR
CNHs credit facilities
Currency	EUR
Maturity	2015-08
Committed (C)	C
Total facility	657
Long-term	484
Remaining availability uncommitted credit facilities with various subsidiaries	173
Committed-Asset Backed Facilities [Member] | Operating Lease [Member]
CNHs credit facilities
Total facility	100
Committed-Asset Backed Facilities [Member] | Operating Lease [Member] | USD
CNHs credit facilities
Currency	USD
Maturity	2013-12
Committed (C)	C
Total facility	100
Current Maturities	14
Long-term	83
Remaining availability uncommitted credit facilities with various subsidiaries	3
Other Third Party Facilities [Member]
CNHs credit facilities
Total facility	2,529
Short-term	919
Current Maturities	278
Long-term	171
Remaining availability uncommitted credit facilities with various subsidiaries	1,161
Other Third Party Facilities [Member] | Revolving Credit Facilities [Member] | USD
CNHs credit facilities
Currency	USD
Maturity	Various from Dec-2013 to Jul-2016
Committed (C)	C
Total facility	650
Current Maturities	73
Remaining availability uncommitted credit facilities with various subsidiaries	577
Other Third Party Facilities [Member] | Various Credit Lines-Latin America [Member] | Multiple [Member]
CNHs credit facilities
Currency	Multiple
Maturity	Various from Jan-2013 to Dec-2017
Committed (C)	C
Total facility	363
Current Maturities	183
Long-term	159
Remaining availability uncommitted credit facilities with various subsidiaries	21
Other Third Party Facilities [Member] | Factoring Lines [Member] | Multiple [Member]
CNHs credit facilities
Currency	Multiple
Maturity	Various from Jan-2013 through Feb-2017
Uncommitted (U)	U
Total facility	1,302
Short-term	761
Current Maturities	22
Long-term	12
Remaining availability uncommitted credit facilities with various subsidiaries	507
Other Third Party Facilities [Member] | Credit Lines-Australia [Member] | AUD
CNHs credit facilities
Currency	AUD
Other Third Party Facilities [Member] | Credit Lines-Australia [Member] | Fiat Ind. (D) [Member] | AUD
CNHs credit facilities
Maturity	Jan-13 and Sep-13
Committed (C)	C
Total facility	125
Short-term	125
Other Third Party Facilities [Member] | Other Credit Lines [Member] | Multiple [Member]
CNHs credit facilities
Currency	Multiple
Maturity	Various from Jan-13 to Dec-13
Uncommitted (U)	U/C
Total facility	89
Short-term	33
Remaining availability uncommitted credit facilities with various subsidiaries	56
Fiat Industrial Facilities [Member]
CNHs credit facilities
Total facility	1,955
Short-term	210
Current Maturities	7
Long-term	3
Remaining availability uncommitted credit facilities with various subsidiaries	1,735
Fiat Industrial Facilities [Member] | Credit Lines with Fiat Industrial [Member] | Multiple [Member]
CNHs credit facilities
Currency	Multiple
Maturity	Various from Jan-13 to Mar-17
Uncommitted (U)	U
Total facility	1,955
Short-term	210
Current Maturities	7
Long-term	3
Remaining availability uncommitted credit facilities with various subsidiaries	1,735
Equipment Operations [Member]
CNHs credit facilities
Short-term	50
Current Maturities	256
Long-term	159
Equipment Operations [Member] | Fiat Industrial subsidiaries [Member]
CNHs credit facilities
Short-term	7
Equipment Operations [Member] | Other Third Party Facilities [Member]
CNHs credit facilities
Short-term	43
Current Maturities	256
Long-term	159
Equipment Operations [Member] | Other Third Party Facilities [Member] | Revolving Credit Facilities [Member] | USD
CNHs credit facilities
Current Maturities	73
Equipment Operations [Member] | Other Third Party Facilities [Member] | Various Credit Lines-Latin America [Member] | Multiple [Member]
CNHs credit facilities
Current Maturities	183
Long-term	159
Equipment Operations [Member] | Other Third Party Facilities [Member] | Factoring Lines [Member] | Multiple [Member]
CNHs credit facilities
Short-term	10
Equipment Operations [Member] | Other Third Party Facilities [Member] | Other Credit Lines [Member] | Multiple [Member]
CNHs credit facilities
Short-term	33
Equipment Operations [Member] | Fiat Industrial Facilities [Member]
CNHs credit facilities
Short-term	7
Equipment Operations [Member] | Fiat Industrial Facilities [Member] | Credit Lines with Fiat Industrial [Member] | Multiple [Member]
CNHs credit facilities
Short-term	7
Financial Services [Member]
CNHs credit facilities
Short-term	3,312
Current Maturities	676
Long-term	2,176
Financial Services [Member] | Fiat Industrial subsidiaries [Member]
CNHs credit facilities
Short-term	265
Current Maturities	81
Long-term	759
Financial Services [Member] | BNDES Financing [Member] | BNDES Subsidized Financing [Member] | Fiat Industrial subsidiaries [Member] | BRL
CNHs credit facilities
Current Maturities	313
Long-term	756
Financial Services [Member] | Committed-Asset Backed Facilities [Member]
CNHs credit facilities
Short-term	2,233
Current Maturities	334
Long-term	1,405
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Retail Securitization One [Member] | USD
CNHs credit facilities
Current Maturities	92
Long-term	274
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Retail Securitization Two [Member] | CAD
CNHs credit facilities
Current Maturities	65
Long-term	258
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Retail Securitization Three [Member] | AUD
CNHs credit facilities
Current Maturities	163
Long-term	306
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Wholesale VFN One [Member] | USD
CNHs credit facilities
Short-term	1,550
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Wholesale VFN Two [Member] | CAD
CNHs credit facilities
Short-term	549
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Wholesale VFN Three [Member] | AUD
CNHs credit facilities
Short-term	134
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Wholesale Securitization [Member] | EUR
CNHs credit facilities
Long-term	484
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Operating Lease [Member] | USD
CNHs credit facilities
Current Maturities	14
Long-term	83
Financial Services [Member] | Other Third Party Facilities [Member]
CNHs credit facilities
Short-term	876
Current Maturities	22
Long-term	12
Financial Services [Member] | Other Third Party Facilities [Member] | Factoring Lines [Member] | Multiple [Member]
CNHs credit facilities
Short-term	751
Current Maturities	22
Long-term	12
Financial Services [Member] | Other Third Party Facilities [Member] | Credit Lines-Australia [Member] | Fiat Ind. (D) [Member] | AUD
CNHs credit facilities
Short-term	125
Financial Services [Member] | Fiat Industrial Facilities [Member]
CNHs credit facilities
Short-term	203
Current Maturities	7
Long-term	3
Financial Services [Member] | Fiat Industrial Facilities [Member] | Credit Lines with Fiat Industrial [Member] | Multiple [Member]
CNHs credit facilities
Short-term	203
Current Maturities	7
Long-term	3

Credit Facilities and Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short term debt
Total short-term debt	$ 3,797	$ 4,072
Drawn under credit facilities [Member]
Short term debt
Total short-term debt	3,362	3,677
Short-term debt-Fiat Industrial subsidiaries [Member]
Short term debt
Total short-term debt	103	159
Short-term debt-other [Member]
Short term debt
Total short-term debt	332	236
Intersegment short-term debt [Member]
Short term debt
Total short-term debt
Equipment Operations [Member]
Short term debt
Total short-term debt	361	239
Equipment Operations [Member] | Drawn under credit facilities [Member]
Short term debt
Total short-term debt	50	65
Equipment Operations [Member] | Short-term debt-Fiat Industrial subsidiaries [Member]
Short term debt
Total short-term debt	95	73
Equipment Operations [Member] | Short-term debt-other [Member]
Short term debt
Total short-term debt	216	6
Equipment Operations [Member] | Intersegment short-term debt [Member]
Short term debt
Total short-term debt		95
Financial Services [Member]
Short term debt
Total short-term debt	5,358	5,322
Financial Services [Member] | Drawn under credit facilities [Member]
Short term debt
Total short-term debt	3,312	3,612
Financial Services [Member] | Short-term debt-Fiat Industrial subsidiaries [Member]
Short term debt
Total short-term debt	8	86
Financial Services [Member] | Short-term debt-other [Member]
Short term debt
Total short-term debt	116	230
Financial Services [Member] | Intersegment short-term debt [Member]
Short term debt
Total short-term debt	$ 1,922	$ 1,394

Credit Facilities and Debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt
Total long-term debt	$ 14,266	$ 13,038
Current maturities of long-term debt-other	(4,132)	(4,412)
Long-term debt-other	10,134	8,626
Payable in 2013, interest rate of 7.750% (*) [Member]
Long-Term Debt
Total long-term debt	999	997
Payable in 2016, interest rate of 7.250% (*) [Member]
Long-Term Debt
Total long-term debt	257	259
Payable in 2017, interest rate of 7.875% (*) [Member]
Long-Term Debt
Total long-term debt	1,575	1,552
Payable in 2016, interest rate of 6.250% [Member]
Long-Term Debt
Total long-term debt	500	500
Payable in 2015, interest rate of 3.875% [Member]
Long-Term Debt
Total long-term debt	750
Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	34	288
Asset-backed facilities, of which $334 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	1,739	606
Asset-backed debt, of which $2,098 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	6,534	6,919
Other debt [Member]
Long-Term Debt
Total long-term debt	350	220
Drawn amounts under credit facilities (excluding asset-backed facilities) [Member]
Long-Term Debt
Total long-term debt	1,528	1,697
Equipment Operations [Member]
Long-Term Debt
Total long-term debt	3,927	4,254
Current maturities of long-term debt-other	(1,275)	(682)
Long-term debt-other	2,652	3,572
Equipment Operations [Member] | Payable in 2013, interest rate of 7.750% (*) [Member]
Long-Term Debt
Total long-term debt	999	997
Equipment Operations [Member] | Payable in 2016, interest rate of 7.250% (*) [Member]
Long-Term Debt
Total long-term debt	257	259
Equipment Operations [Member] | Payable in 2017, interest rate of 7.875% (*) [Member]
Long-Term Debt
Total long-term debt	1,575	1,552
Equipment Operations [Member] | Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	19	65
Equipment Operations [Member] | Other debt [Member]
Long-Term Debt
Total long-term debt	108	8
Equipment Operations [Member] | Intersegment debt [Member]
Long-Term Debt
Total long-term debt	554	598
Equipment Operations [Member] | Drawn amounts under credit facilities (excluding asset-backed facilities) [Member]
Long-Term Debt
Total long-term debt	415	775
Financial Services [Member]
Long-Term Debt
Total long-term debt	11,447	9,981
Current maturities of long-term debt-other	(2,857)	(3,730)
Long-term debt-other	8,590	6,251
Financial Services [Member] | Payable in 2016, interest rate of 6.250% [Member]
Long-Term Debt
Total long-term debt	500	500
Financial Services [Member] | Payable in 2015, interest rate of 3.875% [Member]
Long-Term Debt
Total long-term debt	750
Financial Services [Member] | Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	15	223
Financial Services [Member] | Asset-backed facilities, of which $334 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	1,739	606
Financial Services [Member] | Asset-backed debt, of which $2,098 million is due in 2013 [Member]
Long-Term Debt
Total long-term debt	6,534	6,919
Financial Services [Member] | Other debt [Member]
Long-Term Debt
Total long-term debt	242	212
Financial Services [Member] | Intersegment debt [Member]
Long-Term Debt
Total long-term debt	554	599
Financial Services [Member] | Drawn amounts under credit facilities (excluding asset-backed facilities) [Member]
Long-Term Debt
Total long-term debt	$ 1,113	$ 922

Credit Facilities and Debt (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity
2014	$ 2,833
2015	3,123
2016	2,125
2017	1,923
2018 and thereafter	130
Total long-term debt	10,134	8,626
Equipment Operations [Member]
Long-term Debt, Fiscal Year Maturity
2014	130
2015	70
2016	299
2017	1,592
2018 and thereafter	7
Long-Term Intersegment	554
Total long-term debt	2,652	3,572
Financial Services [Member]
Long-term Debt, Fiscal Year Maturity
2014	2,703
2015	3,053
2016	1,826
2017	331
2018 and thereafter	123
Long-Term Intersegment	554
Total long-term debt	$ 8,590	$ 6,251

Credit Facilities and Debt (Details Textual)	12 Months Ended						1 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended							12 Months Ended			1 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Revolving Credit Facilities [Member]	Apr. 30, 2012 Unsecured Committed Credit Facility [Member] USD ($)	Dec. 31, 2012 BNDES Financing [Member] USD ($)	Dec. 31, 2012 BNDES Financing [Member] BRL	Jun. 01, 2010 7.875 % Senior Notes Issued [Member] USD ($)	Oct. 20, 2012 3.875% Senior Notes [Member] USD ($)	Dec. 31, 2012 Credit Lines with Fiat Industrial [Member] USD ($)	Dec. 31, 2012 Fiat Industrial Facilities [Member] USD ($)	Dec. 31, 2012 Committed-Asset Backed Facilities [Member] USD ($)	Dec. 31, 2012 Committed-Asset Backed Facilities [Member] Operating Lease [Member] USD ($)	Dec. 31, 2012 Committed-Asset Backed Facilities [Member] Wholesale Securitization [Member] Europe [Member]	Dec. 31, 2012 Committed-Asset Backed Facilities [Member] Retail Securitization [Member] USD ($)	Aug. 01, 2009 7.750% Senior Notes Issued [Member] USD ($)	Nov. 01, 2011 6.250% Notes Issued [Member] USD ($)	Dec. 31, 2012 Payable in 2013, interest rate of 7.750% (*) [Member] USD ($)	Dec. 31, 2011 Payable in 2013, interest rate of 7.750% (*) [Member] USD ($)	Aug. 01, 2009 Payable in 2013, interest rate of 7.750% (*) [Member]	Dec. 31, 2012 Payable in 2016, interest rate of 7.250% (*) [Member] USD ($)	Dec. 31, 2011 Payable in 2016, interest rate of 7.250% (*) [Member] USD ($)	Jan. 01, 1996 Payable in 2016, interest rate of 7.250% (*) [Member]	Dec. 31, 2012 Payable in 2017, interest rate of 7.875% (*) [Member] USD ($)	Dec. 31, 2011 Payable in 2017, interest rate of 7.875% (*) [Member] USD ($)	Jun. 01, 2010 Payable in 2017, interest rate of 7.875% (*) [Member]	Dec. 31, 2012 Payable in 2016, interest rate of 6.250% [Member] USD ($)	Dec. 31, 2011 Payable in 2016, interest rate of 6.250% [Member] USD ($)	Dec. 31, 2012 Payable in 2015, interest rate of 3.875% [Member] USD ($)	Dec. 31, 2012 Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013 [Member] USD ($)	Dec. 31, 2011 Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013 [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member] BNDES Financing [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member] BNDES Financing [Member] BRL	Dec. 31, 2012 Fiat Ind. (D) [Member] USD ($)	Dec. 31, 2012 CNH Global N.V [Member] Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2010 CNH Global N.V [Member] Revolving Credit Facilities [Member]	Jul. 31, 2011 CNH Global N.V [Member] Revolving Credit Facilities [Member] USD ($)	Jul. 31, 2011 CNH Global N.V [Member] Unsecured Committed Credit Facility [Member] USD ($)	Dec. 31, 2012 CNH Global N.V [Member] Syndicated Credit Facility [Member] Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2010 CNH Global N.V [Member] Syndicated Credit Facility [Member] Revolving Credit Facilities [Member] USD ($)	Jul. 31, 2011 CNH Global N.V [Member] Term Loan [Member] USD ($)	Oct. 20, 2012 CNH Global N.V [Member] 3.875% Senior Notes [Member]	Nov. 01, 2011 CNH Global N.V [Member] 6.250% Notes Issued [Member]	Jan. 01, 1996 CNH America LLC [Member] 7.250% Senior Notes issued [Member] USD ($)	Dec. 31, 2012 CNH Argentina [Member] USD ($)	Dec. 31, 2012 CNH Argentina [Member] ARS
Credit Facilities and Debt (Textual) [Abstract]
Aggregate amount of credit facilities provided to financial services	$ 62,000,000	60,000,000																																	$ 830,000,000	1,700,000,000
Line of credit facility, maximum borrowing capacity								293,000,000
Line of credit facility, maximum borrowing capacity, total amount								1,400,000,000
Receivables maturity period														7 years
Guarantee fee													0.06%
Total facility	11,053,000,000						250,000,000	1,100,000,000	2,200,000,000				1,955,000,000	5,469,000,000	100,000,000		2,400,000,000																	2,847,000,000	800,000,000	1,700,000,000	125,000,000			100,000,000	250,000,000	300,000,000	300,000,000					29,000,000	145,000,000
Facility fully drawn													220,000,000																									73,000,000
Period for committed securitization program																3 years
Long-term debt, including current maturities	14,266,000,000		13,038,000,000							1,500,000,000								1,000,000,000		999,000,000	997,000,000		257,000,000	259,000,000		1,575,000,000	1,552,000,000		500,000,000	500,000,000	750,000,000	34,000,000	288,000,000														254,000,000
Notes payable												15,000,000
Asset backed securities payable														334,000,000
Asset backed debt payable	4,110,000,000		4,191,000,000											2,098,000,000
Repayment term																																						360 days	360 days
Remaining availability uncommitted credit facilities with various subsidiaries	4,424,000,000												1,735,000,000	1,497,000,000																				1,735,000,000
Syndicated group of banks percentage insured by Export Import Bank																																						90.00%	90.00%
Proceeds from Lines of Credit																																																8,000,000	41,000,000
Lines of credit facility maturity term																																																5 years	5 years
Semi-annual basis at Treasury Rate						0.20%
Debt securities issued											750,000,000								500,000,000																									150,000,000
Percentage of Debt Securities				7.88%	7.75%																	7.75%			7.25%			7.88%																	3.88%	6.25%
Revolving committed credit facility tenure																																						1 year	1 year
Unsecured committed credit facility tenure							3 years																																		5 years
Long Term Notes maturity Year																				2013			2016			2017			2016		2015
Weighted Average Interest rate of Other Notes													2.81%																			4.18%	5.71%
Credit Facilities and Debt (Additional Textual) [Abstract]
Aggregate amount of credit facilities provided to financial services	$ 62,000,000	60,000,000																																	$ 830,000,000	1,700,000,000
Weighted-average interest rate on consolidated short-term debt	2.73%	2.73%	3.32%
Percentage of amount redeemed	100.00%	100.00%

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates
Foreign sources	$ 1,438	$ 1,119	$ 399
Income before taxes and equity in income of unconsolidated subsidiaries and affiliates	1,452	1,151	416
Netherlands Source [Member]
Sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates
The Netherlands source	$ 14	$ 32	$ 17

Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes
Current income taxes	$ 488	$ 217	$ 105
Deferred income taxes	(65)	126	(28)
Income Tax Expense (Benefit), Total	$ 423	$ 343	$ 77

Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
A reconciliation of CNH's statutory and effective income tax rate
Tax provision at the Netherlands statutory rate	25.00%	25.00%	26.00%
Foreign income taxed at different rates	7.00%	9.00%	15.00%
Change in valuation allowance		(3.00%)	(9.00%)
Withholding taxes	2.00%	3.00%	6.00%
Tax contingencies	3.00%	(1.00%)	(16.00%)
Tax credits and incentives	(9.00%)	(4.00%)	(10.00%)
Tax rate and legislative changes		1.00%	6.00%
Other	1.00%		1.00%
Total income tax provision	29.00%	30.00%	19.00%

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Pension, postretirement and post employment benefits	$ 491	$ 535
Marketing and sales incentive programs	355	317
Allowance for credit losses	146	128
Inventories	124	86
Warranty and campaigns	101	79
Accrued liabilities	344	318
Tax loss carry forwards	555	542
Less: Valuation allowances	(474)	(443)
Total deferred tax assets	1,642	1,562
Deferred tax liabilities:
Other intangible assets	190	197
Property, plant and equipment	355	340
Inventories	103	99
Other	84	54
Total deferred tax liabilities	732	690
Net deferred tax assets	$ 910	$ 872

Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net deferred tax assets are reflected in the accompanying consolidated balance sheets
Current deferred tax asset	$ 659	$ 645
Other assets	447	542
Other accrued liabilities	(59)	(129)
Other liabilities	(137)	(186)
Net deferred tax assets	$ 910	$ 872

Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the gross amounts of tax contingencies
Balance, beginning of year	$ 305	$ 312
Additions based on tax positions related to the current year	72	36
Additions for tax positions of prior years	2	36
Reductions for tax positions of prior years	(81)	(53)
Reductions for tax positions as a result of lapse of statute	(3)	(25)
Settlements	(26)	(1)
Balance, end of year	$ 269	$ 305

Income Taxes (Details Textual)	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 17, 2011	Dec. 31, 2009	Dec. 31, 2011 Case New Holland Inc [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Maximum [Member] USD ($)
Income Taxes (Textual) [Abstract]
Cash payment for potential tax deficiency assessment								$ 40,000,000		$ 45,000,000
Non-recurring distribution							2,000,000,000
Percentage of taxable income for which companies must pay IRES federal tax in Italy									20.00%
Tax losses expiration period								2013		2032
Income Taxes (Additional Textual) [Abstract]
Reduction in tax contingencies as a result of settlement of tax examinations	31,000,000
Reduced corporate income tax rate	25.00%	25.00%	25.00%	26.00%
Income tax rate key measure phased in reduction percentage in UK	2.00%	2.00%
Income tax rate reduction percentage expected to be enacted in finance act 2013 in UK	22.00%	22.00%
Income tax rate further reduction percentage expected to be enacted in finance act 2013 in UK	21.00%	21.00%
Allowance on deferred tax assets	45,000,000
Tax losses expire in 2013	3,000,000
Tax losses expire in 2014	8,000,000
Tax losses expire in 2015	2,000,000
Tax losses expire in 2016	12,000,000
Tax losses expire in 2017	22,000,000
Tax losses expire in 2018	8,000,000
Tax losses expire with expiration from 2019 through 2032	69,000,000
Tax Loss carry forwards	1,000,000,000
Tax loss carry forwards forfeited				1,000,000,000
Income tax provision affect by total amount of tax contingencies, if recognized	144,000,000		117,000,000
Income tax expense benefit derived from tax sharing agreement	15,000,000		61,000,000	66,000,000
Decrease in tax contingencies primarily related to transfer pricing	146,000,000
Increase in tax contingencies primarily related to transfer pricing	43,000,000
Recognized interest and penalties	(9,000,000)		(5,000,000)	(18,000,000)
Accrued payment of interest and penalties	41,000,000		48,000,000	55,000,000
Additional Income Tax Expense				22,000,000
Change in federal tax rate			25.00%			25.50%
Undistributed earnings of foreign subsidiaries expected to be indefinitely invested in the foreign operations	4,200,000,000
Tax position for which deductibility highly certain	5,000,000
Percentage of Amount of Losses that Can be Utilized in Current Year in France	50.00%	50.00%
Ceiling limit of current taxable profit for utilization of losses		1,000,000
Carryforward rules period	5 years	5 years
Percentage of taxable income to be offset by ordinary losses in Italy					80.00%
Cash payment made to settled various tax examinations	26,000,000		1,000,000
Non-recurring distribution withholding tax			5.00%
Non-recurring distribution tax expense			32,000,000
Recorded tax benefit for research and development and others	0
Aggregate tax impact due to adjustments for next quarter	$ 9,000,000
Tax rate change for deferred tax balances in UK	23.00%	23.00%

Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Restructuring activity
Restructuring	$ 2	$ 16
Severance and Other Employee Costs [Member]
Restructuring activity
Restructuring		$ 16

Restructuring (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Restructuring (Textual) [Abstract]
Restructuring expenses	$ 2	$ 16
Severance and Other Employee Costs [Member]
Restructuring (Textual) [Abstract]
Restructuring expenses		$ 16

Employee Benefit Plans and Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in plan assets :
Plan assets at fair value at end of year	$ 2,414	$ 2,216
Pension Benefits [Member]
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	2,866	2,807
Service cost	23	25	24
Interest cost	129	143	144
Plan participants' contributions	2	2
Actuarial loss	242	90
Gross benefits paid	(188)	(190)
Plan amendments	12
Currency translation adjustments and other	58	(11)
Actuarial present value of benefit obligation at end of year	3,144	2,866	2,807
Changes in plan assets :
Plan assets at fair value at beginning of year	2,135	2,071
Actual return on plan assets	204	124
Employer contributions	128	126
Plan participants' contributions	2	2
Gross benefits paid	(188)	(190)
Currency translation adjustments and other	41	2
Plan assets at fair value at end of year	2,322	2,135	2,071
Funded status:	(822)	(731)
Other Postretirement Benefits [Member]
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	1,173	1,156
Service cost	9	9	9
Interest cost	52	58	60
Plan participants' contributions	6	6
Actuarial loss	39	23
Gross benefits paid	(80)	(79)
Plan amendments
Currency translation adjustments and other	4
Actuarial present value of benefit obligation at end of year	1,203	1,173	1,156
Changes in plan assets :
Plan assets at fair value at beginning of year	81	74
Actual return on plan assets	12	16
Employer contributions	70	63
Plan participants' contributions	6	6
Gross benefits paid	(80)	(79)
Currency translation adjustments and other	3	1
Plan assets at fair value at end of year	92	81	74
Funded status:	$ (1,111)	$ (1,092)

Employee Benefit Plans and Postretirement Benefits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net amounts recognized in the consolidated balance sheets
Non-current liabilities	$ (1,826)	$ (1,713)
Pension Benefits [Member]
Net amounts recognized in the consolidated balance sheets
Non-current assets	7	6
Current liabilities	(39)	(36)
Non-current liabilities	(790)	(701)
Net liability recognized at end of year	(822)	(731)
Other Postretirement Benefits [Member]
Net amounts recognized in the consolidated balance sheets
Non-current assets
Current liabilities	(75)	(80)
Non-current liabilities	(1,036)	(1,012)
Net liability recognized at end of year	$ (1,111)	$ (1,092)

Employee Benefit Plans and Postretirement Benefits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Pre-tax amounts recognized in accumulated other comprehensive income (loss)
Unrecognized actuarial losses	$ (988)
Unrecognized prior service (cost) credit	(10)
Total	(998)
Other Postretirement Benefits [Member]
Pre-tax amounts recognized in accumulated other comprehensive income (loss)
Unrecognized actuarial losses	(237)
Unrecognized prior service (cost) credit	34
Total	$ (203)

Employee Benefit Plans and Postretirement Benefits (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	$ 2,982	$ 2,720
Fair value of plan assets	$ 2,206	$ 2,021

Employee Benefit Plans and Postretirement Benefits (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Projected benefit obligations in excess of plan assets
Projected benefit obligation	$ 3,035	$ 2,759
Fair value of plan assets	$ 2,206	$ 2,021

Employee Benefit Plans and Postretirement Benefits (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Net periodic benefit cost
Service cost	$ 23	$ 25	$ 24
Interest cost	129	143	144
Expected return on assets	(147)	(148)	(137)
Amortization of:
Prior service cost (credit)	3	2	2
Actuarial loss	69	62	66
Net periodic benefit cost	77	84	99
Curtailment and settlement loss (gain) and other	2		1
Net periodic benefit cost	79	84	100
Other Postretirement Benefits [Member]
Net periodic benefit cost
Service cost	9	9	9
Interest cost	52	58	60
Expected return on assets	(6)	(6)	(5)
Amortization of:
Prior service cost (credit)	(14)	(26)	(41)
Actuarial loss	20	21	15
Net periodic benefit cost	61	56	38
Curtailment and settlement loss (gain) and other			(1)
Net periodic benefit cost	$ 61	$ 56	$ 37

Employee Benefit Plans and Postretirement Benefits (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligation
Net periodic benefit cost recognized in net income	$ (79)	$ (84)	$ (100)
Other changes in plan assets and benefit obligations:
Net actuarial loss	(185)
Amortization of actuarial loss	69
Amortization of prior service cost (credit)	3
Prior service cost	(11)
Currency translation adjustments and other	(11)
Total recognized in other comprehensive loss	(135)
Total recognized	(214)
Other Postretirement Benefits [Member]
Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligation
Net periodic benefit cost recognized in net income	(61)	(56)	(37)
Other changes in plan assets and benefit obligations:
Net actuarial loss	(33)
Amortization of actuarial loss	20
Amortization of prior service cost (credit)	(14)
Prior service cost
Currency translation adjustments and other	(1)
Total recognized in other comprehensive loss	(28)
Total recognized	$ (89)

Employee Benefit Plans and Postretirement Benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Benefits [Member]
Pre-tax amounts expected to be amortized from accumulated other comprehensive income (loss)
Actuarial losses	$ 76
Prior service cost (credit)	2
Total	78
Other Postretirement Benefits [Member]
Pre-tax amounts expected to be amortized from accumulated other comprehensive income (loss)
Actuarial losses	22
Prior service cost (credit)	(12)
Total	$ 10

Employee Benefit Plans and Postretirement Benefits (Details 8)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Assumptions used to determine funded status at December 31:
Weighted-average discount rates	3.78%	4.64%
Rate of increase in future compensation	3.13%	3.32%
Assumptions used to determine expense for the years ended December 31:
Weighted-average discount rates	4.64%	5.17%	5.51%
Rate of increase in future compensation	3.32%	3.39%	3.42%
Weighted-average, long-term rates of return on plan assets	6.94%	7.13%	7.34%
Other Postretirement Benefits [Member]
Assumptions used to determine funded status at December 31:
Weighted-average discount rates	3.80%	4.57%
Rate of increase in future compensation	3.50%	3.50%
Assumptions used to determine expense for the years ended December 31:
Weighted-average discount rates	4.57%	5.18%	5.26%
Rate of increase in future compensation	3.50%	3.50%	3.50%
Weighted-average, long-term rates of return on plan assets	7.25%	7.50%	7.75%

Employee Benefit Plans and Postretirement Benefits (Details 9)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans [Member]
Assumed health care trend rates utilized in determining funded status and net periodic benefit cost of CNH's postretirement health and life insurance plans
Weighted-average, assumed initial healthcare cost trend rate	7.01%	7.51%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2017	2017	2017
Weighted-average, assumed initial healthcare cost trend rate	7.51%	8.00%	8.50%
Canadian Plan [Member]
Assumed health care trend rates utilized in determining funded status and net periodic benefit cost of CNH's postretirement health and life insurance plans
Weighted-average, assumed initial healthcare cost trend rate	7.50%	8.00%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2018	2018	2018
Weighted-average, assumed initial healthcare cost trend rate	8.00%	8.50%	9.00%

Employee Benefit Plans and Postretirement Benefits (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Effect of a one percentage point change in the assumed healthcare cost trend rates
Total increase in service cost and interest cost components of 2012 net postretirement benefit expense	$ 7
Total decrease in service cost and interest cost components of 2012 net postretirement benefit expense	(5)
Total increase in accumulated postretirement benefit obligation as of December 31, 2012	152
Total decrease in accumulated postretirement benefit obligation as of December 31, 2012	$ (115)

Employee Benefit Plans and Postretirement Benefits (Details 11)	12 Months Ended
Dec. 31, 2012
Equity securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Asset allocation for all plans in asset categories	33.00%
Debt securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Asset allocation for all plans in asset categories	52.00%
Cash/Other [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Asset allocation for all plans in asset categories	15.00%

Employee Benefit Plans and Postretirement Benefits (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	$ 2,414	$ 2,216
Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	277	232
Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1,017	875
Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1,092	1,066
U.S. equities-Large cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	139	119
U.S. equities-Mid cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	45	45
U.S. equities-Small cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	67	58
Non-U.S. equities [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	26	10
U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	248	246
U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	251	267
Non-U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	409	301
Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	81	52
Mortgage backed securities [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	7	7
Other fixed income [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	21	2
Mutual funds (A) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	716	704
Investment funds (B) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	350	336
Insurance contracts [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	27
Futures-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total		5
Futures-Liabilities [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total		(6)
Derivatives Credit Default Swaps [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1	(1)
Credit default swaps-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1
Cash [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	28	43
Level 1 [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	551	489
Level 1 [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	277	232
Level 1 [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	272	254
Level 1 [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | U.S. equities-Large cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	139	119
Level 1 [Member] | U.S. equities-Mid cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	45	45
Level 1 [Member] | U.S. equities-Small cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	67	58
Level 1 [Member] | Non-U.S. equities [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	26	10
Level 1 [Member] | U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	247	229
Level 1 [Member] | U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Non-U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	25
Level 1 [Member] | Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Mortgage backed securities [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Other fixed income [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Mutual funds (A) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Investment funds (B) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Insurance contracts [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Derivatives Credit Default Swaps [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Credit default swaps-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 1 [Member] | Cash [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	2	3
Level 2 [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1,838	1,700
Level 2 [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	745	621
Level 2 [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1,067	1,039
Level 2 [Member] | U.S. equities-Large cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | U.S. equities-Mid cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | U.S. equities-Small cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | Non-U.S. equities [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1	17
Level 2 [Member] | U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	251	267
Level 2 [Member] | Non-U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	384	276
Level 2 [Member] | Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	81	52
Level 2 [Member] | Mortgage backed securities [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	7	7
Level 2 [Member] | Other fixed income [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	21	2
Level 2 [Member] | Mutual funds (A) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	716	704
Level 2 [Member] | Investment funds (B) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	350	336
Level 2 [Member] | Insurance contracts [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 2 [Member] | Futures-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total		5
Level 2 [Member] | Futures-Liabilities [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total		(6)
Level 2 [Member] | Derivatives Credit Default Swaps [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1	(1)
Level 2 [Member] | Credit default swaps-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	1
Level 2 [Member] | Cash [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	26	40
Level 3 [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	27
Level 3 [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	27
Level 3 [Member] | U.S. equities-Large cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | U.S. equities-Mid cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | U.S. equities-Small cap [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Non-U.S. equities [Member] | Equity securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Non-U.S. government bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Mortgage backed securities [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Other fixed income [Member] | Fixed income securities [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Mutual funds (A) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Investment funds (B) [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Insurance contracts [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	27	16
Level 3 [Member] | Insurance contracts [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total	25	27
Level 3 [Member] | Derivatives Credit Default Swaps [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Credit default swaps-Assets [Member] | Other types of investments [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total
Level 3 [Member] | Cash [Member]
Summary the fair value of plan assets by asset category and level within the fair value hierarchy
Total

Employee Benefit Plans and Postretirement Benefits (Details 13) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in the Level 3 plan assets:
Plan assets at fair value at end of year	$ 2,414	$ 2,216
Level 3 [Member]
Changes in the Level 3 plan assets:
Plan assets at fair value at end of year	25	27
Level 3 [Member] | Insurance contracts [Member]
Changes in the Level 3 plan assets:
Plan assets at fair value at beginning of year	27	16
Purchases, issuances and settlements	3	12
Transfers out of Level 3		(1)
Actual return on plan assets relating to assets still held at reporting date	1
Settlements	(5)
Currency impact	(1)
Plan assets at fair value at end of year	$ 25	$ 27

Employee Benefit Plans and Postretirement Benefits (Details 14) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Employer contributions:
2013 (expected)	$ 133
Expected benefit payments/(reimbursements):
2013	195
2014	190
2015	192
2016	189
2017	192
2018 - 2022	973
Total	1,931
Other Postretirement Benefits [Member]
Employer contributions:
2013 (expected)	80
Expected benefit payments/(reimbursements):
2013	90
2014	92
2015	93
2016	93
2017	92
2018 - 2022	415
Total	875
Medicare Part D Reimbursement [Member]
Expected benefit payments/(reimbursements):
2013	(2)
2014	(2)
2015	(3)
2016	(3)
2017	(3)
2018 - 2022	(20)
Total	$ (33)

Employee Benefit Plans and Postretirement Benefits (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans and Postretirement Benefits (Textual) [Abstract]
Contribution to defined benefit pension plan	$ 70
Employee Benefit Plans and Postretirement Benefits (Additional Textual) [Abstract]
Tax excess over threshold	40.00%
Additional costs on postretirement health insurance plans	20	20
Total accumulated benefit obligation	3,091	2,828
Total projected benefit obligations	493	418
Expense related to benefits for inactive employees	80	87	97
Benefit payments	70	63
Cash requirement for other postretirement employee benefit costs	77
Defined contribution plans expenses	42	39	33
Pension Benefits [Member]
Employee Benefit Plans and Postretirement Benefits (Textual) [Abstract]
Net actuarial loss on pension benefits	242	90
Gross benefits paid	(188)	(190)
Contribution to defined benefit pension plan trust	2	2
Employer contributions	133
Employer contributions	128	126
Other Postretirement Benefits [Member]
Employee Benefit Plans and Postretirement Benefits (Textual) [Abstract]
Net actuarial loss on pension benefits	39	23
Gross benefits paid	(80)	(79)
Contribution to defined benefit pension plan trust	6	6
Employer contributions	80
Employer contributions	70	63
U.S. Plans [Member]
Employee Benefit Plans and Postretirement Benefits (Textual) [Abstract]
Total other postretirement benefit obligations	95.00%
Employer contributions	70	70
Non-US [Member]
Employee Benefit Plans and Postretirement Benefits (Textual) [Abstract]
Total other postretirement benefit obligations	5.00%
Employer contributions	62
Employer contributions	$ 58	$ 55

Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of other accrued liabilities
Marketing and sales incentive programs	$ 1,137	$ 1,028
Value-added taxes and other taxes payable	586	974
Warranty and campaigns	474	404
Accrued payroll	316	311
Legal reserves	210	229
Accrued income tax liability	125	140
Deferred income	171	143
Accrued interest	82	77
Defined benefit and other retirement plan obligations	139	141
Current deferred tax liability	59	129
Customer advances	80	83
Other	350	264
Total accrued liabilities	$ 3,729	$ 3,923

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Lease payments owed for equipment under operating leases
2013	$ 45
2014	31
2015	34
2016	24
2017	22
2018 and beyond	52
Total minimum rental commitments	$ 208

Commitments and Contingencies (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Private label commercial revolving accounts [Member]
Financial services has various agreements to extend credit
Total Credit Limit	$ 3,946
Utilized	221
Unfunded Amount	3,725
Wholesale and dealer financing [Member]
Financial services has various agreements to extend credit
Total Credit Limit	6,240
Utilized	3,406
Unfunded Amount	$ 2,834

Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic warranty and accruals for modification program
Balance, beginning of year	$ 404	$ 350
Current year additions	498	448
Claims paid	(427)	(380)
Currency translation adjustment	(1)	(14)
Balance, end of year	$ 474	$ 404

Commitments and Contingencies (Details Textual) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($) Sites	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 KCM [Member] USD ($)	Dec. 31, 2012 Guarantees on Financial Debts [Member] USD ($)	Mar. 31, 2005 Cheron [Member] USD ($)	Mar. 31, 2005 Cheron [Member] EUR (€)	Dec. 31, 2011 Ligon Capital LLC [Member] USD ($)	Dec. 31, 2012 BNDES Program [Member] USD ($)
Commitments and Contingencies (Textual) [Abstract]
Compensatory damages						$ 2.4	€ 1.5	$ 3.8
Alleged damages in amount								9.5
Punitive Damages Sought Value								25
Punitive Damages Awarded Value								7.6
Guaranties for payment of taxes performance bonds custom bonds bid bonds and bonds related to litigation	183
Guaranties related to credit lines with BNDES					331
Guaranty issued by related party									830
Guaranty issued to related party									830
Sale of ownership percentage after transaction				20.00%
Money paid due to stock transaction				83
Money received due to sale of stock transaction				57
Prepayments and other	560	1,013		26
Commitments and Contingencies (Additional Textual) [Abstract]
Number of non owned sites	53
Number of national priority list	18
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis	48
Number of alleged alternatives of source of environmental damage at Parkview Well Site	2
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves	45	46
Rental expense for all operating leases	36	33	35
Guaranteed portfolio balance	195	310
Other closure costs associated with current or formerly owned or operated facilities be in Low	28
Other closure costs associated with current or formerly owned or operated facilities be in High	$ 80

Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Designated as Hedging Instruments [Member]
Fair values of Derivatives
Derivative Assets, Total	$ 115	$ 96
Derivative Liabilities, Total	63	104
Derivatives Designated as Hedging Instruments [Member] | Other assets [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Noncurrent		23
Derivatives Designated as Hedging Instruments [Member] | Other assets [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Noncurrent	83	73
Derivatives Designated as Hedging Instruments [Member] | Other liabilities [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Liabilities, Noncurrent	2	85
Derivatives Designated as Hedging Instruments [Member] | Other liabilities [Member] | Financial Services [Member]
Fair values of Derivatives
Derivative Liabilities, Noncurrent	22	19
Derivatives Designated as Hedging Instruments [Member] | Prepayments and other [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Current	25
Derivatives Designated as Hedging Instruments [Member] | Prepayments and other [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Current	7
Derivatives Designated as Hedging Instruments [Member] | Accrued Liabilities [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Liabilities, Current	39
Derivatives Not Designated as Hedging Instruments [Member]
Fair values of Derivatives
Derivative Assets, Total	24	16
Derivative Liabilities, Total	21	16
Derivatives Not Designated as Hedging Instruments [Member] | Other assets [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Noncurrent		12
Derivatives Not Designated as Hedging Instruments [Member] | Other assets [Member] | Financial Services [Member]
Fair values of Derivatives
Derivative Assets, Noncurrent	2	4
Derivatives Not Designated as Hedging Instruments [Member] | Other liabilities [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Liabilities, Noncurrent		11
Derivatives Not Designated as Hedging Instruments [Member] | Other liabilities [Member] | Financial Services [Member]
Fair values of Derivatives
Derivative Liabilities, Noncurrent		2
Derivatives Not Designated as Hedging Instruments [Member] | Other liabilities [Member] | Financial Services [Member]
Fair values of Derivatives
Derivative Liabilities, Noncurrent	3	3
Derivatives Not Designated as Hedging Instruments [Member] | Prepayments and other [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Assets, Current	22
Derivatives Not Designated as Hedging Instruments [Member] | Accrued Liabilities [Member] | Equipment Operations [Member]
Fair values of Derivatives
Derivative Liabilities, Current	$ 18

Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other, net [Member]
Summary of Derivative Instruments by Risk Exposure
Gains/(losses) on hedged items - Other, net	$ (17)	$ (75)	$ 3
Interest Rate Derivatives [Member]
Summary of Derivative Instruments by Risk Exposure
Cash flow hedges recognized in accumulated other comprehensive income	(5)	(40)	(33)
Interest Rate Derivatives [Member] | Interest Expense [Member]
Summary of Derivative Instruments by Risk Exposure
Interest rate derivatives - Interest expense	(8)	(21)	(41)
Interest Rate Derivatives [Member] | Other, net [Member]
Summary of Derivative Instruments by Risk Exposure
Interest rate derivatives-Other, net	17	76	(3)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net, Total	2	(3)	(7)
Interest Rate Derivatives [Member] | Other, net [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Summary of Derivative Instruments by Risk Exposure
Non Designated as Hedges Interest rate derivative-Other net		(1)
Foreign exchange derivatives [Member]
Summary of Derivative Instruments by Risk Exposure
Foreign exchange contracts - accumulated other comprehensive income	(36)	(18)	(44)
Foreign exchange derivatives [Member] | Net sale [Member]
Summary of Derivative Instruments by Risk Exposure
Foreign exchange contracts-Net sales	(8)	(26)	(15)
Foreign exchange derivatives [Member] | Cost of goods sold [Member]
Summary of Derivative Instruments by Risk Exposure
Foreign exchange contracts-Net sales	(66)	50	(20)
Foreign exchange derivatives [Member] | Other, net [Member]
Summary of Derivative Instruments by Risk Exposure
Foreign exchange contracts-Other, net	(12)	(6)	(29)
Foreign exchange derivatives [Member] | Other, net [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Summary of Derivative Instruments by Risk Exposure
Non Designated as Hedges Foreign exchange contracts-Other, net	$ 63	$ 22	$ 19

Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 3 [Member] | Retained interests [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	$ 9	$ 18
Fair Value Measurements Recurring [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	148	130
Total liabilities	84	120
Fair Value Measurements Recurring [Member] | Foreign exchange derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	47	35
Total liabilities	59	98
Fair Value Measurements Recurring [Member] | Interest rate derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	92	77
Total liabilities	25	22
Fair Value Measurements Recurring [Member] | Retained interests [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	9	18
Fair Value Measurements Recurring [Member] | Level 2 [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	139	112
Total liabilities	84	120
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Foreign exchange derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	47	35
Total liabilities	59	98
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Interest rate derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	92	77
Total liabilities	25	22
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Retained interests [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets
Fair Value Measurements Recurring [Member] | Level 3 [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	9	18
Total liabilities
Fair Value Measurements Recurring [Member] | Level 3 [Member] | Foreign exchange derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets
Total liabilities
Fair Value Measurements Recurring [Member] | Level 3 [Member] | Interest rate derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets
Total liabilities
Fair Value Measurements Recurring [Member] | Level 3 [Member] | Retained interests [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	$ 9	$ 18

Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retained interests [Member]
Changes in the Level 3 fair-value category
Fair Value, Beginning Balance	$ 18	$ 39
Included in earnings	1
Included in other comprehensive income (loss)	1	1
Settlements	(11)	(22)
Fair Value, Ending Balance	9	18
Derivatives Financial Instruments [Member]
Changes in the Level 3 fair-value category
Fair Value, Beginning Balance		(5)
Fair Value, Ending Balance
Included in earnings		$ 5

Financial Instruments (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets
Retail finance accounts receivable	$ 9,201	$ 8,221
Long-term public debt, excluding current maturities	3,082	3,308
Long-term asset backed debt, excluding current maturities	5,854	4,272
Other long-term debt, excluding current maturities	1,198	1,047
Fair Value [Member]
Estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets
Retail finance accounts receivable	9,619	8,679
Long-term public debt, excluding current maturities	3,417	3,626
Long-term asset backed debt, excluding current maturities	5,952	4,316
Other long-term debt, excluding current maturities	$ 1,173	$ 985

Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments (Textual) [Abstract]
Notional amount of foreign exchange hedges	$ 5,100,000,000	$ 4,100,000,000
Financial Instruments (Additional Textual) [Abstract]
Maturity of foreign exchange contracts	15 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	12,000,000
Maximum time for hedging interest rate cash flow hedge	54 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	10,000,000
Notional amount of interest rates derivatives	4,200,000,000	3,800,000,000
Level 1 [Member] | Government debt securities [Member]
Financial Instruments (Textual) [Abstract]
Government debt securities at fair value	5,000,000	80,000,000
Level 3 [Member] | Retained interests [Member]
Financial Instruments (Textual) [Abstract]
Retained interests in securitized assets	9,000,000	18,000,000
Fiat Industrial subsidiaries [Member]
Financial Instruments (Textual) [Abstract]
Notional amount of foreign exchange hedges	$ 4,700,000,000	$ 3,500,000,000

Shareholders Equity (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in common shares issued
Issued as of beginning of year	239,871,221	238,588,000
Issuances of CNH Common Shares:
Shares issued to Directors	8,000	32,000
Stock-based compensation	2,611,000	1,251,000
Issued as of end of year	30,624,076	239,871,221
Common Shares [Member]
Issuances of CNH Common Shares:
Conversion of common shares into common shares B	(211,866,037)

Shareholders' Equity (Details Textual)	1 Months Ended	12 Months Ended							12 Months Ended
	Nov. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Series A preference shares [Member] EUR (€)	Dec. 31, 2011 Series A preference shares [Member]	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Common Class B [Member] EUR (€)
Shareholders Equity (Textual) [Abstract]
Preference shares, Authorized							200,000,000
Common stock shares authorized		188,133,963				400,000,000			211,866,037
Common stock, per share par value					€ 2.25	€ 2.25			$ 2.97	€ 2.25
Preferred stock, per share par value							€ 2.25
Preference shares outstanding							0	0
Common Stock, Shares, Outstanding									211,866,037
Merger Agreement With Fiat Industrial, per share Amount Payable on termination									$ 10
Shareholders Equity (Additional Textual) [Abstract]
Authorized share capital amount					€ 1,350,000,000
Dividend declared			$ 0	$ 0
Special Dividends paid to CNH minority shareholders, Aggregate Value	305,000,000	305,000,000
Appropriation of retained earnings		$ 2,119,000,000							$ 2,119,000,000

Option and Incentive Plans (Details) (CNH EIP [Member], USD $)	12 Months Ended
Dec. 31, 2012
CNH EIP [Member]
Stock option activity under CNH EIP
Outstanding at beginning of year	6,125,413
Outstanding at beginning of year, Weighted-Average Exercise Price	$ 33.49
Granted	1,114,725
Granted, Weighted-Average Exercise Price	$ 41.3
Forfeited	(145,970)
Forfeited, Weighted-Average Exercise Price	$ 38.33
Expired	(324)
Expired, Weighted-Average Exercise Price	$ 21.2
Exercised	(2,478,727)
Exercised, Weighted-Average Exercise Price	$ 27.53
Outstanding at end of year	4,615,117
Outstanding at ending of year, Weighted-Average Exercise Price	$ 40.45
Exercisable at end of year	1,516,240
Exercisable at end of year Weighted average exercise price	$ 39.66

Option and Incentive Plans (Details 1) (CNH EIP [Member], USD $)	12 Months Ended
Dec. 31, 2012
Outstanding stock options
Options Outstanding, Aggregate Intrinsic Value	$ 15,509,897
Options Exercisable, Aggregate Intrinsic Value	8,224,390
Range of Exercise Price One [Member]
Outstanding stock options
Minimum Exercise Price	$ 13.58
Maximum Exercise Price	$ 29.99
Shares Outstanding	188,990
Options Outstanding, Weighted-Average Contractual Life	2 years 1 month 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 13.58
Options Outstanding, Aggregate Intrinsic Value	5,047,923
Shares Exercisable	188,990
Options Exercisable, Weighted-Average Contractual Life	2 years 1 month 6 days
Options Exercisable, Weighted-Average Exercise Price	$ 13.58
Options Exercisable, Aggregate Intrinsic Value	5,047,923
Range of Exercise Price Two [Member]
Outstanding stock options
Minimum Exercise Price	$ 30
Maximum Exercise Price	$ 41.99
Shares Outstanding	2,263,852
Options Outstanding, Weighted-Average Contractual Life	4 years
Options Outstanding, Weighted-Average Exercise Price	$ 35.9
Options Outstanding, Aggregate Intrinsic Value	10,461,974
Shares Exercisable	391,532
Options Exercisable, Weighted-Average Contractual Life	2 years 10 months 24 days
Options Exercisable, Weighted-Average Exercise Price	$ 32.18
Options Exercisable, Aggregate Intrinsic Value	3,176,467
Range of Exercise Price Three [Member]
Outstanding stock options
Minimum Exercise Price	$ 42
Maximum Exercise Price	$ 57.3
Shares Outstanding	2,162,275
Options Outstanding, Weighted-Average Contractual Life	3 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 47.57
Options Outstanding, Aggregate Intrinsic Value
Shares Exercisable	935,718
Options Exercisable, Weighted-Average Contractual Life	3 years
Options Exercisable, Weighted-Average Exercise Price	$ 48.06
Options Exercisable, Aggregate Intrinsic Value

Option and Incentive Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Performance Share Grants [Member]
Share activity under the CNH EIP
Nonvested at beginning of year	2,020,000
Nonvested at beginning of year, Weighted Average Grant-Date Fair Value	$ 35.07
Granted	135,938	154,000	2,000,000
Granted, Weighted Average Grant-Date Fair Value	$ 40.67
Forfeited	(231,200)
Forfeited, Weighted Average Grant-Date Fair Value	$ 36.71
Vested
Vested, Weighted Average Grant-Date Fair Value
Nonvested at end of year	1,924,738	2,020,000
Nonvested at end of year, Weighted Average Grant-Date Fair Value	$ 35.27	$ 35.07
Restricted Stock [Member]
Share activity under the CNH EIP
Nonvested at beginning of year	470,269
Nonvested at beginning of year, Weighted Average Grant-Date Fair Value	$ 30.15
Granted	188,933
Granted, Weighted Average Grant-Date Fair Value	$ 43.64
Forfeited	(34,887)
Forfeited, Weighted Average Grant-Date Fair Value	$ 30.41
Vested	(181,077)
Vested, Weighted Average Grant-Date Fair Value	$ 30.99
Nonvested at end of year	443,238
Nonvested at end of year, Weighted Average Grant-Date Fair Value	$ 35.54

Option and Incentive Plans (Details 3) (CNH EIP [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CNH EIP [Member]
Weighted-average assumptions used under the Black-Scholes
Risk-free interest rate	0.40%	1.40%	1.90%
Dividend yield	0.00%	0.30%	0.50%
Stock price volatility	51.70%	75.10%	74.10%
Option life (years)	3 years 4 months 21 days	3 years 9 months 22 days	3 years 8 months 23 days

Option and Incentive Plans (Details 4) (CNH EIP [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CNH EIP [Member]
Weighted average grant date fair values of stock options awarded
Weighted average fair value of stock options awards	$ 13.79	$ 26.24	$ 16.1

Option and Incentive Plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional share based compensation information
Total intrinsic value of options exercised	$ 45	$ 28	$ 15
Fair value of shares vested	7	3
Cash received from share award exercises	68	31	21
Tax benefit of options exercised and shares vested	$ 3	$ 3	$ 3

Option and Incentive Plans (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Feb. 29, 2012	Apr. 30, 2011	Dec. 31, 2012 Installment	Dec. 31, 2011	Dec. 31, 2010
Option and Incentive Plans (Textual) [Abstract]
Share-based compensation expense			$ 59,000,000	$ 62,000,000	$ 34,000,000
Option and Incentive Plans (Additional Textual) [Abstract]
Tax benefit relating to share-based compensation expense			15,000,000	17,000,000	10,000,000
Exercise Price having greater than year end market price amount disclosed			$ 0
Unrecognized share-based compensation costs weighted-average period			1 year 6 months
Exercise prices of stock option grants based on average closing price			30 days
Special dividend to CNH minority shareholders			$ 10
Additional compensation expense			0
Expected dividend yield			0.00%
Minimum [Member]
Option and Incentive Plans (Textual) [Abstract]
Weighted average exercise price of outstanding options			$ 33.34
Number of outstanding options			4,600,000
Maximum [Member]
Option and Incentive Plans (Textual) [Abstract]
Weighted average exercise price of outstanding options			$ 40.45
Number of outstanding options			5,600,000
Performance Share Grants [Member]
Option and Incentive Plans (Textual) [Abstract]
Share vest description			same performance targets which are designated on a cumulative basis for the three-, four- and five-year periods ended December 31, 2012, 2013, and 2014	same performance targets which are designated on a cumulative basis for the three-, four- and five-year periods ended December 31, 2012, 2013, and 2014
Fair value of share-based awards			$ 35.27	$ 35.07
Share awards granted			135,938	154,000	2,000,000
Unvested shares			1,924,738	2,020,000
Performance Share Grants [Member] | Minimum [Member]
Option and Incentive Plans (Textual) [Abstract]
Unvested shares			1,900,000
Performance Share Grants [Member] | Maximum [Member]
Option and Incentive Plans (Textual) [Abstract]
Unvested shares			2,300,000
Restricted Stock [Member]
Option and Incentive Plans (Textual) [Abstract]
Share vest description			Restricted shares vest in three equal installments over three years starting from the grant date
Fair value of share-based awards			$ 35.54	$ 30.15
Share awards granted			188,933
Unvested shares			443,238	470,269
Restricted Stock [Member] | Minimum [Member]
Option and Incentive Plans (Textual) [Abstract]
Unvested shares			451,000
Restricted Stock [Member] | Maximum [Member]
Option and Incentive Plans (Textual) [Abstract]
Unvested shares			548,000
CNH Directors' Plan [Member]
Option and Incentive Plans (Textual) [Abstract]
Annual retainer fee			100,000
Audit Committee membership fee			20,000
Corporate governance and compensation committee membership fee			15,000
Audit committee chair fee			35,000
Corporate governance and compensation committee chair fee			25,000
Lock in Period for sale of common shares			6 months
Stock options terminate after grant date			10 years
Stock option termination date after individual ceases to director			6 months
Common shares available for issuance			682,747	690,993
Share based compensation options outstanding and exercisable			67,276
Share based compensation options outstanding and exercisable weighted average exercise price			$ 36.01
Unrecognized share-based compensation expense			48,000,000
CNH EIP [Member]
Option and Incentive Plans (Textual) [Abstract]
Common shares reserved for incentive plan			25,900,000
Stock options granted			1,114,725
Weighted average remaining contract term			2 years 9 months 18 days
Market price of stock at period end			$ 40.29
Weighted average fair value of stock options awards			$ 13.79	$ 26.24	$ 16.1
Common shares available for incentive plan			12,072,126
Weighted average exercise price of outstanding options			$ 40.45	$ 33.49
Number of outstanding options			4,615,117	6,125,413
CNH EIP [Member] | Minimum [Member]
Option and Incentive Plans (Textual) [Abstract]
Expected life of grant			65 months
CNH EIP [Member] | Maximum [Member]
Option and Incentive Plans (Textual) [Abstract]
Expected life of grant			70 months
CNH EIP [Member] | Performance Share Grants [Member]
Option and Incentive Plans (Textual) [Abstract]
Stock options granted			1,000,000
Performance-based stock options granted		700,000
Share based compensation arrangement by share based payment award options vested	0.33
Original contractual life of award			5 years
Weighted average remaining contract term			3 years 8 months 12 days
Share awards granted			136,000
Weighted average fair value of stock options awards			$ 40.67	$ 39.1	$ 34.74
Vesting Period of Performance share Grants			3 years
Number of Installment for vesting Performance share Grants			2
CNH EIP [Member] | Restricted Stock [Member]
Option and Incentive Plans (Textual) [Abstract]
Fair value of share-based awards			$ 43.64	$ 26.91	$ 34.74
Share awards granted			189,000	272,750	302,000
Vesting Period of Performance share Grants			3 years
Number of Installment for vesting Performance share Grants			3
Top Performance Plan [Member]
Option and Incentive Plans (Textual) [Abstract]
Share-based compensation expense					$ 0

Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic:
Net income attributable to CNH Global N.V.	$ 1,142	$ 939	$ 452
Weighted average common shares outstanding-basic	240.8	239.4	237.8
Basic earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68	$ 3.92	$ 1.9
Diluted:
Net income attributable to CNH Global N.V.	1,142	939	452
Weighted average common shares outstanding-basic	240.8	239.4	237.8
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)		1	0.8
Weighted average common shares outstanding-diluted	240.8	240.4	238.6
Diluted earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68	$ 3.91	$ 1.89
Common Shares [Member]
Basic:
Net income attributable to CNH Global N.V.	151
Weighted average common shares outstanding-basic	28.9
Basic earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68
Diluted:
Net income attributable to CNH Global N.V.	151
Weighted average common shares outstanding-basic	28.9
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)
Weighted average common shares outstanding-diluted	28.9
Diluted earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68
Common Class B [Member]
Basic:
Net income attributable to CNH Global N.V.	991
Weighted average common shares outstanding-basic	211.9
Basic earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68
Diluted:
Net income attributable to CNH Global N.V.	$ 991
Weighted average common shares outstanding-basic	211.9
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)
Weighted average common shares outstanding-diluted	211.9
Diluted earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68

Earnings Per Share (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earning Per Share (Textual) [Abstract]
Stock option to purchase, outstanding but not included in the calculation of diluted earnings per share	2.5	2.3	4.2
Special dividend to CNH minority shareholders		$ 0	$ 0

Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V. (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of accumulated other comprehensive income (loss)
Cumulative translation adjustment	$ (20)	$ 102
Adjustment to recognize the underfunded status of defined benefit plans, net of taxes ($373 million and $370 million, respectively)	(827)	(667)
Deferred losses on derivative financial instruments, net of taxes ($12 million and $20 million, respectively)	(39)	(68)
Unrealized gain on available for sale securities, net of taxes ($(1) million and $(2) million, respectively)	2	3
Total	$ (884)	$ (630)

Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V. (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) Attributable to Parent Company (Textual) [Abstract]
Adjustment to recognize the underfunded status of defined benefit plans, taxes	$ 373	$ 370
Deferred losses on derivative financial instruments, taxes	12	20
Unrealized gain on available for sale securities, taxes	$ (1)	$ (2)

Segment and Geographical Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates
Trading profit	$ 2,012	$ 1,606	$ 1,001
Adjustments to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Accounting for benefit plans	(35)	(31)	(62)
Accounting for other intangible assets, primarily product development costs	(231)	(138)	(176)
Restructuring	(4)		(16)
Net financial expense	(258)	(322)	(342)
Other	(32)	36	11
Income before taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 1,452	$ 1,151	$ 416

Segment and Geographical Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading profit by reportable segment
Trading profit	$ 2,012	$ 1,606	$ 1,001
Agricultural equipment [Member]
Trading profit by reportable segment
Trading profit	1,625	1,264	839
Construction equipment [Member]
Trading profit by reportable segment
Trading profit	(37)	27	(43)
Financial Services [Member]
Trading profit by reportable segment
Trading profit	$ 424	$ 315	$ 205

Segment and Geographical Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net revenues under IFRS	$ 20,629	$ 19,341	$ 15,782
Difference, principally classification of finance income	(182)	(156)	(174)
Total revenue	20,447	19,185	15,608
Depreciation and amortization:
Depreciation and amortization under IFRS	576	522	485
Difference, principally amortization of development costs capitalized under IFRS	(119)	(96)	(70)
Depreciation and amortization under U.S. GAAP	457	426	415
Total assets:
Total assets under IFRS	36,224	34,631	32,186
Difference, principally product development cost capitalised under	(798)	(538)	(597)
Total	35,426	34,093	31,589
Expenditures for additions to long-lived assets:
Expenditure for additions to long-lived assets under IFRS	1,399	1,048	930
Difference , development costs capitalized under IFRS	(367)	(244)	(264)
Total expenditures for additions to long-lived assets under U.S. GAAP	1,032	804	666
Investments in unconsolidated subsidiaries and affiliates:
Investments in unconsolidated subsidiaries and affiliates under IFRS	350	509
Difference , principally product development cost capitalized under IFRS	(5)	(3)
Total	345	506
Agricultural equipment [Member]
Revenues:
Net revenues under IFRS	15,657	14,183	11,528
Depreciation and amortization:
Depreciation and amortization under IFRS	333	303	264
Total assets:
Total assets under IFRS	12,914	13,182	11,913
Expenditures for additions to long-lived assets:
Expenditure for additions to long-lived assets under IFRS	770	507	430
Investments in unconsolidated subsidiaries and affiliates:
Investments in unconsolidated subsidiaries and affiliates under IFRS	216	205
Construction equipment [Member]
Revenues:
Net revenues under IFRS	3,770	3,876	2,946
Depreciation and amortization:
Depreciation and amortization under IFRS	117	102	97
Total assets:
Total assets under IFRS	4,115	4,423	3,729
Expenditures for additions to long-lived assets:
Expenditure for additions to long-lived assets under IFRS	160	148	138
Investments in unconsolidated subsidiaries and affiliates:
Investments in unconsolidated subsidiaries and affiliates under IFRS	33	221
Financial Services [Member]
Revenues:
Net revenues under IFRS	1,538	1,629	1,617
Depreciation and amortization:
Depreciation and amortization under IFRS	126	117	124
Depreciation and amortization under U.S. GAAP	126	115	124
Total assets:
Total assets under IFRS	20,058	18,106	17,346
Total	19,997	18,119
Expenditures for additions to long-lived assets:
Expenditure for additions to long-lived assets under IFRS	469	393	362
Investments in unconsolidated subsidiaries and affiliates:
Investments in unconsolidated subsidiaries and affiliates under IFRS	101	83
Total	101	83
Elimination [Member]
Revenues:
Net revenues under IFRS	(336)	(347)	(309)
Total assets:
Total assets under IFRS	(14,005)	(13,758)	(12,544)
Assets not allocated to segments, principally goodwill, other intangibles and taxes [Member]
Total assets:
Total assets under IFRS	$ 13,142	$ 12,678	$ 11,742

Segment and Geographical Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	$ 20,447	$ 19,185	$ 15,608
Long-lived tangible assets	2,987	2,602	2,408
United States [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	7,541	6,786	5,771
Long-lived tangible assets	1,376	1,190	1,070
Brazil [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	2,415	2,421	2,355
Long-lived tangible assets	344	326	301
Canada [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	1,829	1,592	1,102
Long-lived tangible assets	277	250	241
France [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	1,188	1,029	715
Long-lived tangible assets	75	77	80
Australia [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	754	721	547
Long-lived tangible assets	34	28	22
Germany [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	678	650	518
Long-lived tangible assets	33	32	35
Other [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	6,042	5,986	4,600
Long-lived tangible assets	$ 848	$ 699	$ 659

Segment and Geographical Information (Details Textual) (Fiat Industrial subsidiaries [Member])	Dec. 31, 2012
Fiat Industrial subsidiaries [Member]
Segment and Geographical Information (Textual) [Abstract]
Purchase of common shares outstanding by Fiat Industrial	87.00%

Related Party Information (Details) (Fiat Group and Joint Ventures [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fiat Group and Joint Ventures [Member]
Summarizes CNH's sales, purchase, and finance income with Fiat Industrial Group, Fiat Group and joint ventures
Sales to affiliated companies and joint ventures	$ 350	$ 309	$ 204
Purchase of materials, production parts, merchandise and services	1,882	1,388	895
Finance and interest income	$ 26	$ 31	$ 44

Related Party Information (Details Textual)	12 Months Ended											12 Months Ended
	Dec. 31, 2012 USD ($) Registered_Holders	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Common Shares [Member] USD ($)	Dec. 31, 2012 Common Shares [Member] EUR (€)	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Common Class B [Member] EUR (€)	Oct. 20, 2011 Fiat Switzerland SA [Member] USD ($)	Dec. 31, 2012 Fiat Group and Joint Ventures [Member] USD ($)	Dec. 31, 2011 Fiat Group and Joint Ventures [Member] USD ($)	Dec. 31, 2010 Fiat Group and Joint Ventures [Member] USD ($)	Dec. 31, 2011 FPT Industrial [Member] USD ($)	Dec. 31, 2012 Chrysler Group LLC [Member] USD ($)	Dec. 31, 2012 Indian Excise Department [Member] FIAT Group Automobile SpA [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member] USD ($)	Dec. 31, 2011 Fiat Industrial subsidiaries [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member] BNDES Financing [Member] USD ($)
Related Party Information (Textual) [Abstract]
Common stock, par value					€ 2.25	€ 2.25	$ 2.97	€ 2.25	$ 2.97	€ 2.25
Common Stock, Shares, Outstanding							30,469,263	30,469,263	211,866,037	211,866,037
Outstanding consolidated debt with related parties																		$ 357,000,000	$ 639,000,000
Guarantee given by related party for debt																		892,000,000		830,000,000
Guarantee fee given by company																		0.06%
Company sold ownership interest of subsidiary															33.00%
Interest earn on deposits with related party																		LIBOR plus 0.15%
Finance and interest income												26,000,000	31,000,000	44,000,000
Notional amount of foreign exchange hedges	5,100,000,000	4,100,000,000																4,700,000,000	3,500,000,000
Acquisition of Fiat Switzerland SA											19,000,000
Gain from sale recorded as additional paid in capital															11,000,000
Lease term																2 years
Annual rent agreed	101,000,000															1,300,000
Rent for current year																1,000,000
Company sold ownership interest of subsidiary to alliance															17,000,000
Receivable from FGA for Excise duty and Interest																	45,000,000
Trade payables to affiliates companies and joint venture	442,000,000	470,000,000
Amount due by related party																	59,000,000
Interest to be paid																	128,000,000
Related Party Information (Additional Textual) [Abstract]
Number of registered holders of record of common shares	534
Percentage of common shares outstanding held by registered holders and indirect beneficial	13.00%
Income tax expense benefit derived from tax sharing agreement	15,000,000	61,000,000	66,000,000
Term of sponsorship contract				3 years
Expiration date of sponsorship contract				2010
Amount paid for reimbursement agreement			$ 10,000,000
Stake hold by investment holding company in Juventus football club	60.00%
Strategic agreement period	9 years

Supplemental Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net sales	$ 19,427	$ 18,059	$ 14,474
Finance and interest income	1,020	1,126	1,134
Total revenue	20,447	19,185	15,608
Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891
Selling, general and administrative	1,810	1,843	1,698
Research, development and engineering	652	526	451
Restructuring	2		16
Interest expense other	653	752	718
Other, net	290	253	306
Total cost and expenses	18,995	18,034	15,192
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,452	1,151	416
Income tax provision	423	343	77
Equity in income of unconsolidated subsidiaries and affiliates:
Net income	1,133	924	438
Net loss attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	1,142	939	452
Financial Services [Member]
Revenues:
Net sales
Finance and interest income	1,307	1,387	1,395
Total revenue	1,307	1,387	1,395
Costs and Expenses:
Cost of goods sold
Selling, general and administrative	275	401	455
Research, development and engineering
Restructuring
Interest expense other	468	520	543
Other, net	118	113	115
Total cost and expenses	875	1,061	1,182
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	432	326	213
Income tax provision	144	113	65
Equity in income of unconsolidated subsidiaries and affiliates:
Financial Services	13	12	11
Net income	301	225	159
Net loss attributable to noncontrolling interests
Net income attributable to CNH Global N.V.	301	225	159
Equipment Operations [Member]
Revenues:
Net sales	19,427	18,059	14,474
Finance and interest income	148	172	154
Total revenue	19,575	18,231	14,628
Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891
Selling, general and administrative	1,535	1,442	1,243
Research, development and engineering	652	526	451
Restructuring	2		16
Interest expense other	322	379	352
Interest compensation to Financial Services	298	286	238
Other, net	172	140	191
Total cost and expenses	18,555	17,406	14,425
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,020	825	203
Income tax provision	279	230	12
Equity in income of unconsolidated subsidiaries and affiliates:
Financial Services	91	104	88
Net income	1,133	924	438
Net loss attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	1,142	939	452
Fiat Industrial subsidiaries [Member]
Costs and Expenses:
Interest expense	22	34
Fiat Industrial subsidiaries [Member] | Financial Services [Member]
Costs and Expenses:
Interest expense	14	27
Fiat Industrial subsidiaries [Member] | Equipment Operations [Member]
Costs and Expenses:
Interest expense	8	7
Fiat subsidiaries | Financial Services [Member]
Costs and Expenses:
Interest expense			69
Fiat subsidiaries | Equipment Operations [Member]
Costs and Expenses:
Interest expense			43
Unconsolidated Subsidiaries [Member] | Financial Services [Member]
Equity in income of unconsolidated subsidiaries and affiliates:
Financial Services	13	12	11
Equipment Operations
Unconsolidated Subsidiaries [Member] | Equipment Operations [Member]
Equity in income of unconsolidated subsidiaries and affiliates:
Financial Services	$ 301	$ 225	$ 159

Supplemental Information (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 2,008	$ 2,055	$ 3,618	$ 1,263
Restricted cash	885	941
Accounts and notes receivable, net	9,514	8,811
Inventories, net	3,734	3,662
Deferred income taxes	659	645
Prepayments and other	560	1,013
Total current assets	21,592	21,243
Long-term receivables	6,654	5,680
Property, plant and equipment, net	2,220	1,936
Investments in unconsolidated subsidiaries and affiliates	345	506
Equipment on operating leases, net	767	666
Goodwill	2,416	2,413	2,385
Other intangible assets, net	653	671
Other assets	779	978
Total	35,426	34,093	31,589
LIABILITIES AND EQUITY
Current maturities of long-term debt	4,132	4,412
Current maturities of long-term debt-other	4,110	4,191
Short-term debt	3,797	4,072
Short-term debt-other	3,484	3,747
Accounts payable	2,821	2,952
Accrued liabilities	3,729	3,923
Total current liabilities	14,479	15,359
Long-term debt	10,134	8,626
Long-term debt-other	10,112	8,533
Pension, postretirement and other post employment benefits	1,826	1,713
Other liabilities	346	466
Redeemable Noncontrolling Interest	7	5
Equity:
Common shares, Euro 2.25 par value;	77	603
Paid-in capital	6,420	6,299
Treasury stock, 154,813 shares in 2012 and 2011, at cost	(8)	(8)
Retained earnings	315	1,597
Special reserve for Class B common shares	2,119
Accumulated other comprehensive income (loss)	(884)	(630)
Noncontrolling interests	62	63
Total equity	8,634	7,924
Total	35,426	34,093
Common Class B [Member]
Equity:
Common shares, Euro 2.25 par value;	533
Special reserve for Class B common shares	2,119
Equipment Operations [Member]
ASSETS
Cash and cash equivalents	827	1,251	2,934	290
Restricted cash
Accounts and notes receivable, net	806	880
Intersegment notes receivable	1,922	1,394
Inventories, net	3,734	3,662
Deferred income taxes	507	429
Prepayments and other	541	933
Total current assets	12,342	12,529
Long-term receivables	18	14
Intersegment long-term notes receivable	554	599
Property, plant and equipment, net	2,218	1,934
Investments in unconsolidated subsidiaries and affiliates	244	423
Investment in Financial Services	2,318	2,045
Equipment on operating leases, net		7
Goodwill	2,263	2,261
Other intangible assets, net	646	665
Other assets	642	703
Total	21,245	21,180
LIABILITIES AND EQUITY
Current maturities of long-term debt	1,275	682
Current maturities of long-term debt-other	1,275	617
Short-term debt	361	239
Short-term debt-other	259	64
Intersegment short-term debt and current maturities of intersegment long-term debt		95
Accounts payable	2,932	3,219
Accrued liabilities	3,384	3,564
Total current liabilities	7,952	7,704
Long-term debt	2,652	3,572
Long-term debt-other	2,079	2,974
Intersegment long term debt	554	598
Pension, postretirement and other post employment benefits	1,813	1,699
Other liabilities	188	277
Redeemable Noncontrolling Interest	7	5
Equity:
Preference shares, $1.00 par value; authorized and issued 74,800,000 shares in 2012 and 2011
Common shares, Euro 2.25 par value;	77	603
Paid-in capital	6,420	6,299
Treasury stock, 154,813 shares in 2012 and 2011, at cost	(8)	(8)
Retained earnings	315	1,597
Accumulated other comprehensive income (loss)	(884)	(630)
Noncontrolling interests	61	62
Total equity	8,633	7,923
Total	21,245	21,180
Equipment Operations [Member] | Common Class B [Member]
Equity:
Common shares, Euro 2.25 par value;	533
Special reserve for Class B common shares	2,119
Financial Services [Member]
ASSETS
Cash and cash equivalents	1,181	804	684	973
Restricted cash	885	941
Accounts and notes receivable, net	9,176	8,406
Intersegment notes receivable		95
Inventories, net
Deferred income taxes	152	216
Prepayments and other	19	80
Total current assets	11,640	10,678
Long-term receivables	6,636	5,666
Intersegment long-term notes receivable	554	598
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	101	83
Investment in Financial Services
Equipment on operating leases, net	767	659
Goodwill	153	152
Other intangible assets, net	7	6
Other assets	137	275
Total	19,997	18,119
LIABILITIES AND EQUITY
Current maturities of long-term debt	2,857	3,730
Current maturities of long-term debt-other	2,835	3,574
Short-term debt	5,358	5,322
Short-term debt-other	3,225	3,683
Intersegment short-term debt and current maturities of intersegment long-term debt	1,922	1,394
Accounts payable	351	199
Accrued liabilities	351	368
Total current liabilities	8,917	9,619
Long-term debt	8,590	6,251
Long-term debt-other	8,033	5,559
Intersegment long term debt	554	599
Pension, postretirement and other post employment benefits	13	14
Other liabilities	158	189
Redeemable Noncontrolling Interest
Equity:
Preference shares, $1.00 par value; authorized and issued 74,800,000 shares in 2012 and 2011	36	35
Common shares, Euro 2.25 par value;	156	156
Paid-in capital	1,483	1,415
Treasury stock, 154,813 shares in 2012 and 2011, at cost
Retained earnings	525	291
Accumulated other comprehensive income (loss)	118	148
Noncontrolling interests	1	1
Total equity	2,319	2,046
Total	19,997	18,119
Financial Services [Member] | Common Class B [Member]
Equity:
Common shares, Euro 2.25 par value;
Special reserve for Class B common shares
Fiat Industrial subsidiaries [Member]
ASSETS
Deposits in Fiat Industrial subsidiaries' cash management pools	4,232	4,116
LIABILITIES AND EQUITY
Current maturities of long-term debt	22	221
Short-term debt	313	325
Long-term debt	22	93
Fiat Industrial subsidiaries [Member] | Equipment Operations [Member]
ASSETS
Deposits in Fiat Industrial subsidiaries' cash management pools	4,005	3,980
LIABILITIES AND EQUITY
Current maturities of long-term debt		65
Short-term debt	102	80
Long-term debt	19
Fiat Industrial subsidiaries [Member] | Financial Services [Member]
ASSETS
Deposits in Fiat Industrial subsidiaries' cash management pools	227	136
LIABILITIES AND EQUITY
Current maturities of long-term debt	22	156
Short-term debt	211	245
Long-term debt	$ 3	$ 93

Supplemental Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 1,133	$ 924	$ 438
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	457	426	415
Deferred income tax expense (benefit)	(65)	126	(28)
Loss on debt extinguishment			22
Loss (gain) on sale (acquisition) of unconsolidated joint venture	35	(34)
Stock compensation expense	59	62	34
Undistributed income of unconsolidated subsidiaries	(27)	(57)	(79)
Changes in operating assets and liabilities:
Increase in accounts and notes receivable, net	(446)	(331)	(287)
(Increase) decrease in inventories, net	(140)	(849)	323
Increase in prepayments and other current assets	(71)	(198)	(355)
(Increase) decrease in other assets	149	(95)	21
Increase (decrease) in accounts payable	(147)	631	486
Increase (decrease) in accrued liabilities	321	521	647
Increase (decrease) in other liabilities	(66)	(75)	(207)
Other, net	(7)	(57)	(28)
Net cash provided by operating activities	1,185	994	1,402
Investing activities:
Acquisition of businesses, net of cash acquired	(1)	(64)	(10)
Additions to retail receivables	(6,361)	(5,582)	(6,662)
Collections of retail receivables	5,092	5,106	6,739
Proceeds from sale of assets	273	241	283
Proceeds from sale of businesses	63	21	32
Expenditures for property, plant and equipment	(556)	(408)	(301)
Expenditures for software	(50)	(38)	(29)
Expenditures for equipment on operating leases	(476)	(396)	(365)
(Increase) decrease in restricted cash	63	(32)	(219)
Withdrawals from Fiat subsidiaries' cash management pools			462
Other, net	8	21	24
Net cash used by investing activities	(2,002)	(3,550)	(46)
Financing activities:
Proceeds from issuance of long-term debt - other	5,723	2,477	3,297
Payment of long-term debt - other	(4,194)	(1,440)	(1,281)
Dividends paid	(261)	(1)
Other, net	54	2	1
Net cash provided by financing activities	804	1,069	946
Effect of foreign exchange rate changes on cash and cash equivalents	(34)	(76)	53
Increase (decrease) in cash and cash equivalents	(47)	(1,563)	2,355
Cash and cash equivalents, beginning of year	2,055	3,618	1,263
Cash and cash equivalents, end of year	2,008	2,055	3,618
Fiat Industrial subsidiaries [Member]
Financing activities:
Proceeds from issuance of long-term debt	19	3
Payment of long-term debt	(240)	(269)
Equipment Operations [Member]
Operating activities:
Net income	1,133	924	438
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	331	311	291
Deferred income tax expense (benefit)	(78)	95	(34)
Loss on debt extinguishment			22
Loss (gain) on sale (acquisition) of unconsolidated joint venture	35	(34)
Stock compensation expense	59	62	34
Undistributed income of unconsolidated subsidiaries	(254)	(193)	164
Changes in operating assets and liabilities:
(Increase) decrease in intersegment receivables and payables	(16)	58	37
Increase in accounts and notes receivable, net	103	9	(84)
(Increase) decrease in inventories, net	(140)	(849)	323
Increase in prepayments and other current assets	(133)	(307)	(201)
(Increase) decrease in other assets	72	(26)	(41)
Increase (decrease) in accounts payable	(277)	594	506
Increase (decrease) in accrued liabilities	265	590	544
Increase (decrease) in other liabilities	(83)	(56)	(154)
Other, net	(38)	(81)	(34)
Net cash provided by operating activities	979	1,097	1,811
Investing activities:
Acquisition of businesses, net of cash acquired	(71)	(64)	(30)
Additions to retail receivables
Collections of retail receivables
Proceeds from sale of assets	22		13
Proceeds from sale of businesses	61	21	32
Expenditures for property, plant and equipment	(556)	(408)	(301)
Expenditures for software	(47)	(36)	(27)
Expenditures for equipment on operating leases	(7)	(2)
(Increase) decrease in restricted cash
Other, net
Net cash used by investing activities	(566)	(2,884)	168
Financing activities:
Intersegment activity	(616)	391	254
Proceeds from issuance of long-term debt - other	372	502	1,930
Payment of long-term debt - other	(638)	(794)	(690)
Net increase (decrease) in short-term revolving credit facilities	223	20	(10)
Dividends paid	(261)	(1)
Other, net	84	34	1
Net cash provided by financing activities	(817)	152	626
Effect of foreign exchange rate changes on cash and cash equivalents	(20)	(48)	39
Increase (decrease) in cash and cash equivalents	(424)	(1,683)	2,644
Cash and cash equivalents, beginning of year	1,251	2,934	290
Cash and cash equivalents, end of year	827	1,251	2,934
Equipment Operations [Member] | Fiat Industrial subsidiaries [Member]
Investing activities:
Withdrawals from Fiat subsidiaries' cash management pools	32	(2,395)
Financing activities:
Proceeds from issuance of long-term debt	19
Payment of long-term debt
Equipment Operations [Member] | Fiat subsidiaries
Investing activities:
Withdrawals from Fiat subsidiaries' cash management pools			481
Financing activities:
Proceeds from issuance of long-term debt			72
Payment of long-term debt			(931)
Financial Services [Member]
Operating activities:
Net income	301	225	159
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	126	115	124
Deferred income tax expense (benefit)	13	31	6
Loss on debt extinguishment
Loss (gain) on sale (acquisition) of unconsolidated joint venture
Stock compensation expense	4
Undistributed income of unconsolidated subsidiaries	(6)	(4)	(5)
Changes in operating assets and liabilities:
(Increase) decrease in intersegment receivables and payables	16	(58)	(37)
Increase in accounts and notes receivable, net	(549)	(340)	(203)
(Increase) decrease in inventories, net
Increase in prepayments and other current assets	62	109	(154)
(Increase) decrease in other assets	77	(69)	62
Increase (decrease) in accounts payable	130	37	(20)
Increase (decrease) in accrued liabilities	56	(69)	103
Increase (decrease) in other liabilities	17	(19)	(53)
Other, net	31	24	6
Net cash provided by operating activities	278	(18)	(12)
Investing activities:
Acquisition of businesses, net of cash acquired
Additions to retail receivables	(6,361)	(5,582)	(6,662)
Collections of retail receivables	5,092	5,106	6,739
Proceeds from sale of assets	251	241	270
Proceeds from sale of businesses	2
Expenditures for property, plant and equipment
Expenditures for software	(3)	(2)	(2)
Expenditures for equipment on operating leases	(469)	(394)	(365)
(Increase) decrease in restricted cash	63	(32)	(219)
Other, net	8	21	24
Net cash used by investing activities	(1,506)	(666)	(234)
Financing activities:
Intersegment activity	616	(391)	(254)
Proceeds from issuance of long-term debt - other	5,351	1,975	1,367
Payment of long-term debt - other	(3,556)	(646)	(591)
Net increase (decrease) in short-term revolving credit facilities	(520)	277	701
Dividends paid	(68)	(85)	(397)
Other, net	36	(32)	20
Net cash provided by financing activities	1,619	832	(57)
Effect of foreign exchange rate changes on cash and cash equivalents	(14)	(28)	14
Increase (decrease) in cash and cash equivalents	377	120	(289)
Cash and cash equivalents, beginning of year	804	684	973
Cash and cash equivalents, end of year	1,181	804	684
Financial Services [Member] | Fiat Industrial subsidiaries [Member]
Investing activities:
Withdrawals from Fiat subsidiaries' cash management pools	(89)	(24)
Financing activities:
Proceeds from issuance of long-term debt		3
Payment of long-term debt	(240)	(269)
Financial Services [Member] | Fiat subsidiaries
Investing activities:
Withdrawals from Fiat subsidiaries' cash management pools			(19)
Financing activities:
Payment of long-term debt			$ (903)

Supplemental Information (Details Textual)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Common Class B [Member] EUR (€)	Dec. 31, 2012 Equipment Operations [Member] EUR (€)	Dec. 31, 2011 Equipment Operations [Member] EUR (€)	Dec. 31, 2012 Financial Services [Member] USD ($)	Dec. 31, 2012 Financial Services [Member] EUR (€)	Dec. 31, 2011 Financial Services [Member] USD ($)	Dec. 31, 2011 Financial Services [Member] EUR (€)	Dec. 31, 2012 Financial Services [Member] Common Class B [Member] EUR (€)
Supplemental Information (Textual) [Abstract]
Preference shares Par value								$ 1		$ 1
Preference shares, Authorized								74,800,000	74,800,000	74,800,000	74,800,000
Preference shares, Issued								74,800,000	74,800,000	74,800,000	74,800,000
Common stock, par value	€ 2.25	€ 2.25		$ 2.97	€ 2.25	€ 2.25	€ 2.25		€ 2.25		€ 2.25	€ 2.25
Common stock, shares authorized	188,133,963	400,000,000		211,866,037	211,866,037	188,133,963	400,000,000	188,133,963	188,133,963	400,000,000	400,000,000	211,866,037
Common stock, shares issued	30,624,076	239,871,221	238,588,000	211,866,037	211,866,037	30,624,076	239,871,221	30,624,076	30,624,076	239,871,221	239,871,221	211,866,037
Treasury stock, shares	154,813	154,813				154,813	154,813

Supplemental Condensed Consolidating Financial Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net sales	$ 19,427	$ 18,059	$ 14,474
Finance and interest income	1,020	1,126	1,134
Total revenue	20,447	19,185	15,608
Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891
Selling, general and administrative	1,810	1,843	1,698
Research, development and engineering	652	526	451
Restructuring	2		16
Other, net	290	253	306
Total cost and expenses	18,995	18,034	15,192
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,452	1,151	416
Income tax provision (benefit)	423	343	77
Net income	1,133	924	438
Net income (loss) attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	1,142	939	452
CNH Global N.V [Member]
Revenues:
Net sales
Finance and interest income	62	36	62
Total revenue	62	36	62
Costs and Expenses:
Cost of goods sold
Selling, general and administrative	10	10	3
Research, development and engineering
Restructuring
Interest	3	7	68
Interest compensation to Financial Services
Other, net	35	(12)	123
Total cost and expenses	48	5	194
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	14	31	(132)
Income tax provision (benefit)	35	11	25
Financial Services	1,163	919	609
Net income	1,142	939	452
Net income (loss) attributable to noncontrolling interests
Net income attributable to CNH Global N.V.	1,142	939	452
Case New Holland Inc [Member]
Revenues:
Net sales
Finance and interest income	11	43	100
Total revenue	11	43	100
Costs and Expenses:
Cost of goods sold
Selling, general and administrative	1	2
Research, development and engineering
Restructuring
Interest	280	209	219
Interest compensation to Financial Services
Other, net			2
Total cost and expenses	281	211	221
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(270)	(168)	(121)
Income tax provision (benefit)	(101)	(67)	(50)
Financial Services	682	621	425
Net income	513	520	354
Net income (loss) attributable to noncontrolling interests
Net income attributable to CNH Global N.V.	513	520	354
Guarantor Subsidiaries [Member]
Revenues:
Net sales	15,209	13,625	10,474
Finance and interest income	156	114	163
Total revenue	15,365	13,739	10,637
Costs and Expenses:
Cost of goods sold	12,543	11,364	8,772
Selling, general and administrative	752	687	635
Research, development and engineering	425	334	287
Restructuring		(2)	5
Interest	116	141	196
Interest compensation to Financial Services	198	193	170
Other, net	235	185	103
Total cost and expenses	14,269	12,902	10,168
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,096	837	469
Income tax provision (benefit)	281	195	107
Financial Services	453	428	316
Net income	1,268	1,070	678
Net income (loss) attributable to noncontrolling interests
Net income attributable to CNH Global N.V.	1,268	1,070	678
All other subsidiaries [Member]
Revenues:
Net sales	10,022	9,448	7,471
Finance and interest income	1,273	1,350	1,340
Total revenue	11,295	10,798	8,811
Costs and Expenses:
Cost of goods sold	8,826	8,276	6,590
Selling, general and administrative	1,047	1,144	1,060
Research, development and engineering	227	192	164
Restructuring	2	2	11
Interest	561	654	708
Interest compensation to Financial Services
Other, net	20	80	78
Total cost and expenses	10,683	10,348	8,611
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	612	450	200
Income tax provision (benefit)	208	204	(5)
Financial Services	256	188	91
Net income	660	434	296
Net income (loss) attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	669	449	310
Eliminations [Member]
Revenues:
Net sales	(5,804)	(5,014)	(3,471)
Finance and interest income	(482)	(417)	(531)
Total revenue	(6,286)	(5,431)	(4,002)
Costs and Expenses:
Cost of goods sold	(5,803)	(5,014)	(3,471)
Selling, general and administrative
Research, development and engineering
Restructuring
Interest	(285)	(225)	(361)
Interest compensation to Financial Services	(198)	(193)	(170)
Other, net
Total cost and expenses	(6,286)	(5,432)	(4,002)
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method		1
Income tax provision (benefit)
Financial Services	(2,450)	(2,040)	(1,342)
Net income	(2,450)	(2,039)	(1,342)
Net income (loss) attributable to noncontrolling interests
Net income attributable to CNH Global N.V.	(2,450)	(2,039)	(1,342)
Consolidated [Member]
Revenues:
Net sales	19,427	18,059	14,474
Finance and interest income	1,020	1,126	1,134
Total revenue	20,447	19,185	15,608
Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891
Selling, general and administrative	1,810	1,843	1,698
Research, development and engineering	652	526	451
Restructuring	2		16
Interest	675	786	830
Interest compensation to Financial Services
Other, net	290	253	306
Total cost and expenses	18,995	18,034	15,192
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,452	1,151	416
Income tax provision (benefit)	423	343	77
Financial Services	104	116	99
Net income	1,133	924	438
Net income (loss) attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	$ 1,142	$ 939	$ 452

Supplemental Condensed Consolidating Financial Information (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 2,008	$ 2,055	$ 3,618	$ 1,263
Accounts, notes receivable and other, net	9,514	8,811
Inventories	3,734	3,662
Property, plant and equipment, net	2,220	1,936
Equipment on operating leases, net	767	666
Investments in unconsolidated subsidiaries and affiliates	345	506
Other assets	779	978
Total	35,426	34,093	31,589
LIABILITIES AND EQUITY
Short-term debt	3,797	4,072
Accounts payable	2,821	2,952
Equity	8,634	7,924
Total	35,426	34,093
CNH Global N.V [Member]
ASSETS
Cash and cash equivalents	105	602	1,101
Deposits in Fiat Industrial subsidiaries' cash management pools	69	413
Accounts, notes receivable and other, net	66	46
Intercompany notes receivable	1,946	1,451
Inventories
Property, plant and equipment, net
Equipment on operating leases, net
Investments in unconsolidated subsidiaries and affiliates	209	391
Investments in consolidated subsidiaries accounted for under equity method	6,586	5,533
Goodwill and other intangible assets, net	1	1
Other assets	32	26
Total	9,014	8,463
LIABILITIES AND EQUITY
Short-term debt	256	256
Intercompany short-term debt	53
Accounts payable	2
Long-term debt, including current maturities	73	300
Intercompany long-term debt
Accrued and other liabilities	59	47
Total Liabilities	443	603
Equity	8,571	7,860
Total	9,014	8,463
Case New Holland Inc [Member]
ASSETS
Cash and cash equivalents	200		892
Deposits in Fiat Industrial subsidiaries' cash management pools
Accounts, notes receivable and other, net	350	1
Intercompany notes receivable	446	447
Inventories
Property, plant and equipment, net
Equipment on operating leases, net
Investments in unconsolidated subsidiaries and affiliates
Investments in consolidated subsidiaries accounted for under equity method	5,081	4,248
Goodwill and other intangible assets, net
Other assets	164	577
Total	6,241	5,273
LIABILITIES AND EQUITY
Short-term debt
Intercompany short-term debt	605	173
Accounts payable	4	122
Long-term debt, including current maturities	2,574	2,548
Intercompany long-term debt	1,662	1,653
Accrued and other liabilities	(13)	32
Total Liabilities	4,832	4,528
Equity	1,409	745
Total	6,241	5,273
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	32	92	156	37
Deposits in Fiat Industrial subsidiaries' cash management pools	2,876	3,115
Accounts, notes receivable and other, net	713	819
Intercompany notes receivable	4,479	2,329
Inventories	1,763	1,704
Property, plant and equipment, net	1,151	1,017
Equipment on operating leases, net		7
Investments in unconsolidated subsidiaries and affiliates	2	3
Investments in consolidated subsidiaries accounted for under equity method	2,546	1,984
Goodwill and other intangible assets, net	2,755	2,778
Other assets	1,364	1,274
Total	17,681	15,122
LIABILITIES AND EQUITY
Short-term debt	537	537
Intercompany short-term debt	1,039	774
Accounts payable	2,491	2,124
Long-term debt, including current maturities	259	261
Intercompany long-term debt	1,754	598
Accrued and other liabilities	4,159	4,391
Total Liabilities	10,239	8,685
Equity	7,442	6,437
Total	17,681	15,122
All other subsidiaries [Member]
ASSETS
Cash and cash equivalents	1,671	1,361	1,469	1,226
Deposits in Fiat Industrial subsidiaries' cash management pools	1,287	588
Accounts, notes receivable and other, net	16,998	15,260
Intercompany notes receivable	1,947	859
Inventories	1,971	1,958
Property, plant and equipment, net	1,069	919
Equipment on operating leases, net	767	659
Investments in unconsolidated subsidiaries and affiliates	134	112
Investments in consolidated subsidiaries accounted for under equity method	1,010	1,134
Goodwill and other intangible assets, net	313	305
Other assets	1,411	1,728
Total	28,578	24,883
LIABILITIES AND EQUITY
Short-term debt	3,004	3,279
Intercompany short-term debt	1,951	1,282
Accounts payable	2,269	2,281
Long-term debt, including current maturities	11,360	9,929
Intercompany long-term debt	1,755	606
Accrued and other liabilities	1,804	1,726
Total Liabilities	22,143	19,103
Equity	6,435	5,780
Total	28,578	24,883
Eliminations [Member]
ASSETS
Cash and cash equivalents
Deposits in Fiat Industrial subsidiaries' cash management pools
Accounts, notes receivable and other, net	(1,959)	(1,635)
Intercompany notes receivable	(8,818)	(5,086)
Inventories
Property, plant and equipment, net
Equipment on operating leases, net
Investments in unconsolidated subsidiaries and affiliates
Investments in consolidated subsidiaries accounted for under equity method	(15,223)	(12,899)
Goodwill and other intangible assets, net
Other assets	(88)	(28)
Total	(26,088)	(19,648)
LIABILITIES AND EQUITY
Short-term debt
Intercompany short-term debt	(3,648)	(2,229)
Accounts payable	(1,945)	(1,575)
Long-term debt, including current maturities
Intercompany long-term debt	(5,171)	(2,857)
Accrued and other liabilities	(101)	(89)
Total Liabilities	(10,865)	(6,750)
Equity	(15,223)	(12,898)
Total	(26,088)	(19,648)
Consolidated [Member]
ASSETS
Cash and cash equivalents	2,008	2,055	3,618	1,263
Deposits in Fiat Industrial subsidiaries' cash management pools	4,232	4,116
Accounts, notes receivable and other, net	16,168	14,491
Intercompany notes receivable
Inventories	3,734	3,662
Property, plant and equipment, net	2,220	1,936
Equipment on operating leases, net	767	666
Investments in unconsolidated subsidiaries and affiliates	345	506
Investments in consolidated subsidiaries accounted for under equity method
Goodwill and other intangible assets, net	3,069	3,084
Other assets	2,883	3,577
Total	35,426	34,093
LIABILITIES AND EQUITY
Short-term debt	3,797	4,072
Intercompany short-term debt
Accounts payable	2,821	2,952
Long-term debt, including current maturities	14,266	13,038
Intercompany long-term debt
Accrued and other liabilities	5,908	6,107
Total Liabilities	26,792	26,169
Equity	8,634	7,924
Total	$ 35,426	$ 34,093

Supplemental Condensed Consolidating Financial Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 1,133	$ 924	$ 438
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	457	426	415
Intercompany activity
Other, net	(7)	(57)	(28)
Net cash provided by operating activities	1,185	994	1,402
Investing activities:
Expenditures for property, plant and equipment	(556)	(408)	(301)
Expenditures for equipment on operating leases	(476)	(396)	(365)
Withdrawals from Fiat subsidiaries' cash management pools			462
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools	(57)	(2,419)
Other, net	8	21	24
Net cash used by investing activities	(2,002)	(3,550)	(46)
Financing activities:
Dividends paid	(261)	(1)
Other, net	54	2	1
Net cash provided by financing activities	804	1,069	946
Other, net	(34)	(76)	53
Increase (decrease) in cash and cash equivalents	(47)	(1,563)	2,355
Cash and cash equivalents, beginning of year	2,055	3,618	1,263
Cash and cash equivalents, end of year	2,008	2,055	3,618
CNH Global N.V [Member]
Operating activities:
Net income (loss)	1,142	939	452
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization
Intercompany activity	(702)	(26)	35
Changes in operating assets and liabilities	(27)	(18)	33
Other, net	(1,048)	(19)	(502)
Net cash provided by operating activities	(635)	876	18
Investing activities:
Expenditures for property, plant and equipment
Expenditures for equipment on operating leases
Net (additions) collections from retail receivables and related securitizations
Withdrawals from Fiat subsidiaries' cash management pools	344	(393)
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools			(20)
Other, net	(29)	(1,630)	(10)
Net cash used by investing activities	315	(2,023)	(30)
Financing activities:
Intercompany activity	239	715	(954)
Net (decrease) increase in indebtedness	(227)	(101)	(28)
Dividends paid	(259)
Other, net	70	34	2,095
Net cash provided by financing activities	(177)	648	1,113
Other, net
Increase (decrease) in cash and cash equivalents	(497)	(499)	1,101
Cash and cash equivalents, beginning of year	602	1,101
Cash and cash equivalents, end of year	105	602	1,101
Case New Holland Inc [Member]
Operating activities:
Net income (loss)	513	520	354
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization
Intercompany activity	(562)	59	83
Changes in operating assets and liabilities	368	(312)	(98)
Other, net	(659)	(619)	(639)
Net cash provided by operating activities	(340)	(352)	(300)
Investing activities:
Expenditures for property, plant and equipment
Expenditures for equipment on operating leases
Net (additions) collections from retail receivables and related securitizations
Withdrawals from Fiat subsidiaries' cash management pools
Other, net
Net cash used by investing activities
Financing activities:
Intercompany activity	538	186	2,905
Net (decrease) increase in indebtedness		73	167
Dividends paid		(799)
Other, net	2		(1,880)
Net cash provided by financing activities	540	(540)	1,192
Other, net
Increase (decrease) in cash and cash equivalents	200	(892)	892
Cash and cash equivalents, beginning of year		892
Cash and cash equivalents, end of year	200		892
Guarantor Subsidiaries [Member]
Operating activities:
Net income (loss)	1,268	1,070	678
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	175	175	173
Intercompany activity	536	93	(36)
Changes in operating assets and liabilities	(354)	219	569
Other, net	(288)	315	(121)
Net cash provided by operating activities	1,337	1,872	1,263
Investing activities:
Expenditures for property, plant and equipment	(252)	(192)	(175)
Expenditures for equipment on operating leases	(7)	(2)
Net (additions) collections from retail receivables and related securitizations
Withdrawals from Fiat subsidiaries' cash management pools	266	(1,832)
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools			434
Other, net	(387)	(454)	1
Net cash used by investing activities	(380)	(2,480)	260
Financing activities:
Intercompany activity	(767)	3	(1,667)
Net (decrease) increase in indebtedness	6	(2)	(47)
Dividends paid	(257)	(354)
Other, net		897	294
Net cash provided by financing activities	(1,018)	544	(1,420)
Other, net	1		16
Increase (decrease) in cash and cash equivalents	(60)	(64)	119
Cash and cash equivalents, beginning of year	92	156	37
Cash and cash equivalents, end of year	32	92	156
All other subsidiaries [Member]
Operating activities:
Net income (loss)	660	434	296
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	282	251	242
Intercompany activity	728	(126)	(82)
Changes in operating assets and liabilities	(387)	(285)	152
Other, net	186	(78)	(187)
Net cash provided by operating activities	1,469	196	421
Investing activities:
Expenditures for property, plant and equipment	(304)	(216)	(126)
Expenditures for equipment on operating leases	(469)	(394)	(365)
Net (additions) collections from retail receivables and related securitizations	(1,261)	(455)	101
Withdrawals from Fiat subsidiaries' cash management pools	(667)	(194)
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools			48
Other, net	281	(562)	66
Net cash used by investing activities	(2,420)	(1,821)	(276)
Financing activities:
Intercompany activity	(10)	(904)	(284)
Net (decrease) increase in indebtedness	1,232	1,098	853
Dividends paid	(391)	(445)
Other, net	465	1,844	(508)
Net cash provided by financing activities	1,296	1,593	61
Other, net	(35)	(76)	37
Increase (decrease) in cash and cash equivalents	310	(108)	243
Cash and cash equivalents, beginning of year	1,361	1,469	1,226
Cash and cash equivalents, end of year	1,671	1,361	1,469
Eliminations [Member]
Operating activities:
Net income (loss)	(2,450)	(2,039)	(1,342)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization
Intercompany activity
Changes in operating assets and liabilities
Other, net	1,804	441	1,342
Net cash provided by operating activities	(646)	(1,598)
Investing activities:
Expenditures for property, plant and equipment
Expenditures for equipment on operating leases
Net (additions) collections from retail receivables and related securitizations
Withdrawals from Fiat subsidiaries' cash management pools
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools
Other, net	483	2,774
Net cash used by investing activities	483	2,774
Financing activities:
Intercompany activity
Net (decrease) increase in indebtedness
Dividends paid	646	1,598
Other, net	(483)	(2,774)
Net cash provided by financing activities	163	(1,176)
Other, net
Increase (decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of year
Consolidated [Member]
Operating activities:
Net income (loss)	1,133	924	438
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	457	426	415
Intercompany activity
Changes in operating assets and liabilities	(400)	(396)	656
Other, net	(5)	40	(107)
Net cash provided by operating activities	1,185	994	1,402
Investing activities:
Expenditures for property, plant and equipment	(556)	(408)	(301)
Expenditures for equipment on operating leases	(476)	(396)	(365)
Net (additions) collections from retail receivables and related securitizations	(1,261)	(455)	101
Withdrawals from Fiat subsidiaries' cash management pools	(57)	(2,419)
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools			462
Other, net	348	128	57
Net cash used by investing activities	(2,002)	(3,550)	(46)
Financing activities:
Intercompany activity
Net (decrease) increase in indebtedness	1,011	1,068	945
Dividends paid	(261)
Other, net	54	1	1
Net cash provided by financing activities	804	1,069	946
Other, net	(34)	(76)	53
Increase (decrease) in cash and cash equivalents	(47)	(1,563)	2,355
Cash and cash equivalents, beginning of year	2,055	3,618	1,263
Cash and cash equivalents, end of year	$ 2,008	$ 2,055	$ 3,618

Supplemental Condensed Consolidating Financial Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Comprehensive Income
Net income	$ 1,133	$ 924	$ 438
Other comprehensive income (loss):
Translation adjustment	(122)	(390)	147
Pension liability	(160)	(49)	7
Unrealized gain (loss) on available for sale securities	(1)	(3)	5
Unrealized gain (loss) on derivatives, net of reclassifications	28	(51)	(3)
Other comprehensive income (loss)	(255)	(493)	156
Total comprehensive income	878	431	594
Total comprehensive loss attributable to noncontrolling interests	(10)	(17)	(16)
Total comprehensive income attributable to CNH Global N.V.	888	448	610
CNH Global N.V [Member]
Condensed Statements of Comprehensive Income
Net income	1,142	939	452
Other comprehensive income (loss):
Translation adjustment	(122)	(388)	149
Pension liability	(160)	(49)	7
Unrealized gain (loss) on available for sale securities	(1)	(3)	5
Unrealized gain (loss) on derivatives, net of reclassifications	29	(51)	(3)
Other comprehensive income (loss)	(254)	(491)	158
Total comprehensive income	888	448	610
Total comprehensive income attributable to CNH Global N.V.	888	448	610
Case New Holland Inc [Member]
Condensed Statements of Comprehensive Income
Net income	513	520	354
Other comprehensive income (loss):
Total comprehensive income	513	520	354
Total comprehensive income attributable to CNH Global N.V.	513	520	354
Guarantor Subsidiaries [Member]
Condensed Statements of Comprehensive Income
Net income	1,268	1,070	678
Other comprehensive income (loss):
Translation adjustment	39	(61)	14
Pension liability	(129)	(51)	16
Unrealized gain (loss) on available for sale securities
Unrealized gain (loss) on derivatives, net of reclassifications	45	(36)	(11)
Other comprehensive income (loss)	(45)	(148)	19
Total comprehensive income	1,223	922	697
Total comprehensive income attributable to CNH Global N.V.	1,223	922	697
All other subsidiaries [Member]
Condensed Statements of Comprehensive Income
Net income	660	434	296
Other comprehensive income (loss):
Translation adjustment	(79)	(357)	102
Pension liability	(31)	1	(9)
Unrealized gain (loss) on available for sale securities	(1)	(3)	5
Unrealized gain (loss) on derivatives, net of reclassifications	(16)	(15)	8
Other comprehensive income (loss)	(127)	(374)	106
Total comprehensive income	533	60	402
Total comprehensive loss attributable to noncontrolling interests	(10)	(17)	(16)
Total comprehensive income attributable to CNH Global N.V.	543	77	418
Eliminations [Member]
Condensed Statements of Comprehensive Income
Net income	(2,450)	(2,039)	(1,342)
Other comprehensive income (loss):
Translation adjustment	40	416	(118)
Pension liability	160	50	(7)
Unrealized gain (loss) on available for sale securities	1	3	(5)
Unrealized gain (loss) on derivatives, net of reclassifications	(30)	51	3
Other comprehensive income (loss)	171	520	(127)
Total comprehensive income	(2,279)	(1,519)	(1,469)
Total comprehensive income attributable to CNH Global N.V.	(2,279)	(1,519)	(1,469)
Consolidated [Member]
Condensed Statements of Comprehensive Income
Net income	1,133	924	438
Other comprehensive income (loss):
Translation adjustment	(122)	(390)	147
Pension liability	(160)	(49)	7
Unrealized gain (loss) on available for sale securities	(1)	(3)	5
Unrealized gain (loss) on derivatives, net of reclassifications	28	(51)	(3)
Other comprehensive income (loss)	(255)	(493)	156
Total comprehensive income	878	431	594
Total comprehensive loss attributable to noncontrolling interests	(10)	(17)	(16)
Total comprehensive income attributable to CNH Global N.V.	$ 888	$ 448	$ 610

Supplemental Condensed Consolidating Financial Information (Details Textual)	Dec. 31, 2010	Dec. 31, 2009
Supplemental Condensed Consolidating Financial Information (Textual) [Abstract]
Senior notes issued, stated percentage	7.88%	7.75%